AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2011
                               File No. 333-76799
                               File No. 811-09154

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 14

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 58

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                SONYA EKART
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)



Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

     immediately  upon filing  pursuant to paragraph (b) of Rule 485

X    on May 1, 2011, pursuant to paragraph (b) of Rule 485

     60 days after filing pursuant to paragraph  (a) of Rule 485 on ---------  pursuant to paragraph  (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

       CONSULTANT SL VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS


   Flexible Premium Last Survivor Variable Universal Life Insurance Policies


                                   Issued by:
                          Lincoln Benefit Life Company


                              In connection with:
                   Lincoln Benefit Life Variable Life Account


                                Street Address:
                              2940 S. 84th Street
                             Lincoln, NE 68506-4142


                                Mailing Address:
                                P.O. Box 660191
                             Dallas, TX 75266-0191


                        Telephone Number: 1-800-865-5237
                           Fax Number: 1-877-525-2689


This Prospectus describes information you should know before you purchase the Consultant SL Flexible Premium Last Survivor Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.

EFFECTIVE DECEMBER 31, 2008, THIS PRODUCT IS NO LONGER AVAILABLE FOR SALE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The date of this Prospectus is May 1, 2011

                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------




                                                             PAGE
SUMMARY
     Description of the Policy and Policy Benefits             4
     Risks of the Policy                                       6
     The Portfolios And Associated Risks                       7
FEE TABLES
     Transaction Fees                                          9
     Periodic Charges Other Than Portfolio Operating
     Expenses                                                 10
     Optional Benefit Charges                                 11
     Total Annual Portfolio Operating Expenses                12
PURCHASE OF POLICY AND PREMIUMS
     Application for a Policy                                 13
     Premium Payments                                         13
     Premium Limits                                           13
     Safety Net Premium and Age 100 No Lapse Premium          14
     Modified Endowment Contracts                             14
     Allocation of Premiums                                   14
POLICY VALUE
     General                                                  15
     Accumulation Units                                       15
     Accumulation Unit Value                                  15
     Written Requests and Forms in Good Order                 15
     Postponement of Payments                                 15
TRANSFERS
     General                                                  16
     Transfers Authorized by Telephone                        16
     Dollar Cost Averaging                                    16
     Portfolio Rebalancing                                    17
     Market Timing & Excessive Trading                        17
     Trading Limitations                                      18
     Agreements to Share Information with Funds               18
     Short Term Trading Fees                                  19
INVESTMENT AND FIXED ACCOUNT OPTIONS
     The Sub-Accounts and the Portfolios                      19
     Voting Rights                                            24
     Additions, Deletions and Substitutions of Securities     24
     The Fixed Account                                        24
     SelectBalance/SM/ Asset Allocation Program               25
DEATH BENEFITS AND OPTIONAL INSURANCE
BENEFITS
     Death Benefits                                           25
     Death Benefit Options                                    26
     Change to Death Benefit Option                           26
     Change to Face Amount                                    26


                                                             PAGE
     Optional Insurance Benefits                              27
POLICY LOANS
     General                                                  27
     Loan Interest                                            28
     Loan Repayment                                           28
     Pre-Existing Loan                                        28
     Effect on Policy Value                                   28
SURRENDERS AND WITHDRAWALS
     Surrenders                                               29
     Partial Withdrawal                                       29
SETTLEMENT OPTIONS                                            29
MATURITY                                                      30
LAPSE AND REINSTATEMENT
     Lapse and Grace Period                                   30
     Reinstatement                                            30
CANCELLATION AND CONVERSION RIGHTS
     Free-Look Period                                         31
     Conversion                                               31
CHARGES AND DEDUCTIONS
     Premium Tax Charge and Premium Expense Charge            31
     Monthly Deduction                                        31
     Policy Fee                                               31
     Administrative Expense Charge                            31
     Mortality and Expense Risk Charge                        31
     Cost of Insurance Charge                                 32
     Rider Charges                                            32
     Separate Account Income Taxes                            33
     Portfolio Charges                                        33
     Surrender Charge                                         33
     Transfer Fee                                             34
GENERAL POLICY PROVISIONS
     Beneficiaries                                            34
     Assignment                                               34
     Dividends                                                34
ABOUT US
     Lincoln Benefit Life Company                             34
     The Separate Account                                     35
FEDERAL TAXES
     Introduction                                             35
     Taxation of the Company and the Separate Account         35
     Taxation of Policy Benefits                              35
     Employer Owned Life Insurance (a.k.a. "COLI")            36
     Modified Endowment Contracts                             36
     Diversification Requirements                             37

                                2   PROSPECTUS

                             PAGE
     Ownership Treatment      37
DISTRIBUTION                  38
LEGAL PROCEEDINGS             39
LEGAL MATTERS                 39
FINANCIAL STATEMENTS          39
GLOSSARY OF SPECIAL TERMS     40

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 40 of this prospectus.


                                 3   PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured Persons' ages, sex and risk classes. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Similarly, to take advantage of the Age 100 No Lapse guarantee, you must pay the cumulative Age 100 No Lapse Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 13 and "Federal Taxes" beginning on page 35.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Internal Revenue Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 36.

3. WHAT ARE THE SAFETY NET PREMIUM AND AGE 100 NO LAPSE PREMIUM FEATURES?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, if you have paid certain amounts of premiums. If, at the beginning of each Policy month, your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) is at least equal to the cumulative Age 100 No Lapse Premiums shown in your Policy, and so long as you choose Death Benefit Option 1, the guarantee will extend until the Policy Anniversary following the younger Insured Person's 100th birthday (the Age 100 No Lapse guarantee). Otherwise, the specified period will be the first ten Policy Years, or until the next Policy Anniversary after the younger Insured Person's 90th birthday, whichever is earlier. We call this the "Safety Net Premium" guarantee. It requires that your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equal the cumulative Safety Net Premium amount shown in your Policy. In some states, the Safety Net Premium Period is less than ten years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium and Age 100 No Lapse Premium" on page 14.

When neither the Safety Net Premium nor the Age 100 No Lapse guarantee is in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due and, in some states, you have not reached the Maturity Date. For more detail please see "Lapse and Reinstatement" on page 30.

4. HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub- Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 31. For additional discussion of your Policy Value, please see "Policy Value" on page 15.

5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 19 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 6 and "Transfers - Trading Limitations" on page 18.


                                 4   PROSPECTUS

6. HOW ARE MY PREMIUMS AND POLICY VALUE ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a Premium Tax Charge of 2.5% of each Premium and a Premium Expense Charge on the first $50,000 of cumulative Premium of 3.5% of Premium for the first ten Policy Years, and 1.5% thereafter. For more detail, see "Charges and Deductions" on page 31. The amount remaining after the deduction of the Premium Tax Charge and the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the first page of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 14.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 14. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7. MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 16.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 16.

8. WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the last surviving Insured Person. The Policy provides for two Death Benefit options you may choose between until the death of the last surviving Insured Person. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the last surviving Insured Person's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 27 and "Death Benefits and Optional Insurance Benefits" on page 25.

9. HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the last surviving Insured Person dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. If you previously added a rider that provides any additional benefit, the proceeds may be increased. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the last surviving Insured Person dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $250,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 26. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 35.

11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time before the Maturity Date for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first fourteen Policy Years and the first fourteen years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 33.


                                 5   PROSPECTUS

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $250,000 or the Net Surrender Value below $500. For more detail, see "Surrenders and Withdrawals" on page 29.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 6 and "Federal Taxes - Taxation of Policy Benefits" on page 35.

12. MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 27. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 35.

13. CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14. CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 31.


RISKS OF THE POLICY
1. IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium or Age 100 No Lapse Premium features. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 7 and "Investment and Fixed Account Options" on page
19. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2. IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3. CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and neither the Safety Net Premium or Age 100 No Lapse guarantees are in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 30. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 35.

4. ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 35.

5. WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amount may not reduce the Face Amount below $250,000 or the Net Surrender Value below $500. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee per withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawals" on page 29. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 35.


                                 6   PROSPECTUS

6. WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 18.

7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 33. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 35.

8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 36.

9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 35.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1. WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 19.

2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 19.


                                 7   PROSPECTUS

3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.

                                 8   PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                      CHARGE                                   WHEN CHARGE IS DEDUCTED
------------------------------------------------- ------------------------------------------------
Premium Tax Charge                                When you pay a Premium.
Premium Expense Charge                            When you pay a Premium.
Surrender Charge (per $1000 of Face Amount)       When you surrender your Policy during the
   (1)                                            first 14 Policy Years.
  MINIMUM AND MAXIMUM INITIAL SURRENDER
  CHARGE:

  INITIAL SURRENDER CHARGE FOR 55 YEAR OLD MALE
  PREFERRED NONSMOKER, 55 YEAR OLD FEMALE
  PREFERRED NONSMOKER, $2,000,000 FACE AMOUNT
Transfer Fee (2)                                  Each transfer after the first in each calendar
                                                  month.
Partial Withdrawal Service Fee                    When you make a withdrawal.
Net Loan Interest Rate (3)(4)                     When you have a Policy Loan



                      CHARGE                                     AMOUNT DEDUCTED
------------------------------------------------- ---------------------------------------------
Premium Tax Charge                                2.5% of the Premium amount.
Premium Expense Charge                            Policy Years 1-10: 3.5% of the Premium
                                                  amount up to $50,000 of cumulative
                                                  premium;
                                                  Policy Years 11+: 1.5% of the Premium amount
                                                  up to $50,000 of cumulative premium.
Surrender Charge (per $1000 of Face Amount)
   (1)
  MINIMUM AND MAXIMUM INITIAL SURRENDER           Minimum: $3.57 per $1,000
  CHARGE:
                                                  Maximum: $48.40 per $1,000
  INITIAL SURRENDER CHARGE FOR 55 YEAR OLD MALE   $10.10 per $1,000
  PREFERRED NONSMOKER, 55 YEAR OLD FEMALE
  PREFERRED NONSMOKER, $2,000,000 FACE AMOUNT
Transfer Fee (2)                                  $10.00 maximum; $0 current
Partial Withdrawal Service Fee                    $10.00 per withdrawal
Net Loan Interest Rate (3)(4)                     Net Interest Rate on Standard Loans 2%
                                                  Net Interest Rate on Preferred Loans 0%

(1) The initial amount of the surrender charge depends on the Insured Persons' ages at issue, sex and statuses as a smoker or nonsmoker. The minimum initial surrender charge in the table assumes a 30 year old male preferred nonsmoker, 30 year old female preferred nonsmoker, $2,000,000 Face Amount. The maximum initial surrender charge in the table assumes a 85 year old male smoker, 85 year old female smoker, $2,000,000 Face Amount. These surrender charges shown above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)   Currently, we are waiving this fee.

(3) The net loan interest rate represents the difference between the interest rate we charge on the loan and the interest that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. See "Policy Loans" on page 27.

(4) Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

                                 9  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.


            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


                 CHARGE                   WHEN CHARGE IS DEDUCTED
---------------------------------------- -------------------------
Cost of Insurance Charge (per            Monthly
 $1000 Net Amount at Risk) (1)
  MINIMUM AND MAXIMUM COI
  CHARGE:
  MINIMUM & MAXIMUM COI
  CHARGE FOR A 55 YEAR OLD MALE
  PREFERRED NONSMOKER, 55 YEAR OLD
  FEMALE PREFERRED NONSMOKER,
  $2,000,000 FACE AMOUNT
Administrative Expense Charge            Monthly
 (per $1000 Initial Face Amount)
 (2)
Policy Fee                               Monthly
Mortality and Expense Risk Charge        Monthly
 (as a percentage of total monthly
 Sub-Account Value) (3)



                 CHARGE                                            AMOUNT DEDUCTED
---------------------------------------- --------------------------------------------------------------------
Cost of Insurance Charge (per
 $1000 Net Amount at Risk) (1)
  MINIMUM AND MAXIMUM COI                GUARANTEED:                           CURRENT:
  CHARGE:                                Minimum: $0.0002 per $1000.           Minimum: $0.00008 per $1000.
                                         Maximum: $83.33 per $1000.            Maximum: $11.44 per $1000
  MINIMUM & MAXIMUM COI                  GUARANTEED:                           CURRENT:
  CHARGE FOR A 55 YEAR OLD MALE          Minimum: $0.004 per $1000.            Minimum: $0.003 per $1000.
  PREFERRED NONSMOKER, 55 YEAR OLD       Maximum: $83.33 per $1000.            Maximum: $10.27 per $1000.
  FEMALE PREFERRED NONSMOKER,
  $2,000,000 FACE AMOUNT
Administrative Expense Charge            Policy Years 1-7: $1.44 per $1000     Policy Years 8+: $0 per $1000
 (per $1000 Initial Face Amount)
 (2)
Policy Fee                               $ 7.50
Mortality and Expense Risk Charge        GUARANTEED ANNUAL RATE:               CURRENT ANNUAL RATE:
 (as a percentage of total monthly       Policy Years 1-14: 0.72%              Policy Years 1-14: 0.72%
 Sub-Account Value) (3)                  Policy Years 15+: 0.48%               Policy Years 15+: 0.36%

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of each Insured Person. The cost of insurance charges increase as the Insured ages. The minimum cost of insurance charge in the table assumes a 30 year old male preferred nonsmoker and 30 year old female preferred nonsmoker. The maximum cost of insurance charge in the table assumes a 85 year old male smoker and 85 year old female smoker. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on each Insured Person's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 31.

  The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) The monthly administrative expense charge is $0.12 per $1,000 of Face Amount for the first 7 Policy Years, and $0 thereafter.

(3) The monthly mortality and expense risk charge is 0.06% for the first 14 Policy Years and is currently 0.03%, guaranteed not to exceed 0.04%, thereafter.

  We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.

                                 10  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES


The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. All riders are not currently available, and also are subject to state availability. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 27 below:


                  OPTIONAL BENEFIT                   WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
--------------------------------------------------- ------------------------- ---------------------------------
Individual Insured Term Rider (per $1,000 of                 Monthly
 benefit amount) (1)
  MINIMUM AND MAXIMUM COI CHARGE:                                                        GUARANTEED:
                                                                                Minimum COI: $0.06 per $1,000
                                                                               Maximum COI: $83.33 per $1,000
                                                                                          CURRENT:
                                                                                Minimum COI: $0.06 per $1,000
                                                                               Maximum COI: $33.68 per $1,000
  COI CHARGE FOR A 55 YEAR OLD MALE PREFERRED                                            GUARANTEED:
  NONSMOKER, $2,000,000 FACE AMOUNT                                               Minimum: $0.07 per $1000.
                                                                                 Maximum: $83.33 per $1000.
                                                                                          CURRENT:
                                                                                  Minimum: $0.29 per $1000.
                                                                                 Maximum: $18.05 per $1000.
  COI CHARGE FOR A 55 YEAR OLD FEMALE PREFERRED                                          GUARANTEED:
  NONSMOKER, $2,000,000 FACE AMOUNT                                               Minimum: $0.53 per $1000.
                                                                                 Maximum: $83.33 per $1000.
                                                                                          CURRENT:
                                                                                  Minimum: $0.20 per $1000.
                                                                                 Maximum: $15.36 per $1000.
Last Survivor Four Year Term Insurance (2) (per              Monthly
 $1,000 of benefit amount)
  MINIMUM AND MAXIMUM COI CHARGE:                                                        GUARANTEED:
                                                                               Minimum COI: $0.0002 per $1,000
                                                                               Maximum COI: $83.33 per $1,000
                                                                                          CURRENT:
                                                                              Minimum COI: $0.00008 per $1,000
                                                                               Maximum COI: $11.45 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A 55                                                  GUARANTEED:
  YEAR OLD MALE PREFERRED NONSMOKER, 55 YEAR OLD                               Minimum COI: $0.004 per $1000.
  FEMALE PREFERRED NONSMOKER, $2,000,000 FACE                                  Maximum COI: $83.33 per $1000.
  AMOUNT
                                                                                          CURRENT:
                                                                               Minimum COI: $0.003 per $1000.
                                                                               Maximum COI: $10.27 per $1000.
"Split" Coverage Option (3)                                    N/A                           N/A
Full Surrender Charge Adjustment Rider (4)                     N/A                           N/A

(1) The applicable charge depends on the Insured Person's age, sex, and underwriting class at issue when the Rider is added to your Policy. This Rider is not currently available. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(2) The applicable charge depends on the Insured Persons' age, sex, and underwriting class at issue. This Rider is not currently available. The minimum cost of insurance charge in the table assumes a 30 year old male preferred nonsmoker and 30 year old female preferred nonsmoker. The maximum cost of insurance charge in the table assumes a 85 year old male smoker and 85 year old female smoker. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 11  PROSPECTUS

(3) There is no additional cost for this Rider. The "Split" Coverage Option can be added to your Policy at any time as long as neither Insured Person is classified as uninsurable.

(4) There is no additional cost for this Rider. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                                 MINIMUM         MAXIMUM
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which
may include management fees, distribution and/or service (12b-1) fees, and other expenses)      0.10%          5.33%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2010.


                                 12  PROSPECTUS

PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at our home office. We generally do not issue Policies to insure people who are older than age 85. The minimum Face Amount for a Policy is $250,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this Prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to each proposed Insured Person. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured Persons under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured Persons with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if both insured persons are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy months, and Policy Years.

PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 35. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium or Age 100 No Lapse Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" and "Age 100 No Lapse Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium or Age 100 No Lapse Premium amount.

PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 36 below for more information.


                                13   PROSPECTUS

SAFETY NET PREMIUM AND AGE 100 NO LAPSE
PREMIUM. The Safety Net Premium and Age 100 No Lapse Premium features can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the younger Insured Person is age 80 or under at the Issue Date, the specified period is the first ten Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the younger Insured Person's 90th birthday.

In some states, the Safety Net Premium period of ten years is not permitted by law. In these states, the specified period is five years. Please check with your local representative on the Safety Net period approved in your state.

The specified period can be extended until the Policy Anniversary after the younger Insured Person's 100th birthday through the Age 100 No Lapse guarantee, unless you change to Death Benefit Option 2 before then.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see "Lapse and Reinstatement" on page 30. Under the Safety Net Premium and Age 100 No Lapse Premium features, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your Policy is still within either or both of the Safety Net or Age 100 No Lapse period and you have met our premium payment test for that period. The Safety Net Premium test requires that the total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are equal to or greater than the monthly Safety Net Premium amount times the number of months since the Issue Date. The Age 100 No Lapse Premium test requires that the total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, at least equals the cumulative amount of the monthly Age 100 No Lapse Premium for the number of Policy Months since the Issue Date. The monthly Age 100 No Lapse Premium Amount will be higher than the monthly Safety Net Premium Amount, because the period of the Age 100 No Lapse guarantee is longer. The Age 100 No Lapse guarantee will become unavailable if you ever choose or have chosen Death Benefit Option 2.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium and Age 100 No Lapse Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium or the Age 100 No Lapse Premium times the number of Policy Months since the Issue Date, the guarantee will end. Once either the Safety Net Premium or the Age 100 No Lapse Premium guarantee terminates, you cannot reinstate it. Once both guarantees terminate, your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 30.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your


                                14   PROSPECTUS

Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 31.

POLICY VALUE
--------------------------------------------------------------------------------

GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/ or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit


                                15   PROSPECTUS

Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 34, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business. See "Policy Value" on page 15. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.


The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
(i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval


                                16   PROSPECTUS
between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 16 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are


                                17   PROSPECTUS
otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.


While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (E.G., International, High Yield, and Small Cap Sub-Accounts);

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

     o the investment objectives and/or size of the Sub-Account's underlying Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (E.G., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

AGREEMENTS TO SHARE INFORMATION WITH FUNDS.
Under the Investment Company Act of 1940, Lincoln Benefit has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund


                                18   PROSPECTUS
determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.

SHORT TERM TRADING FEES. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND

EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE

SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
              --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


                                 19  PROSPECTUS

 Sub-Account                                          Each Sub-Account Seeks
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Basic Value Fund - Series I            Long-term growth of capital
 Invesco V.I. Capital Appreciation Fund - Series I   Long-term growth of capital
 Invesco V.I. Core Equity Fund - Series I            Long-term growth of capital
 Invesco V.I. Government Securities Fund - Series    Total return comprised of current income and capital
  I (1)                                              appreciation
 Invesco V.I. Mid Cap Core Equity Fund - Series      Long-term growth of capital
  I
 Invesco Van Kampen V.I. Mid Cap Value Fund -        Above-average total return over a market cycle of three
  Series I                                           to five years by investing in common stocks and other
                                                     equity securities.
 Invesco Van Kampen V.I. Growth and Income           Long-term growth of capital and income
  Fund - Series II
 Invesco Van Kampen V.I. Mid Cap Growth Fund         To seek capital growth
  - Series II
 THE ALGER PORTFOLIOS
 Alger Capital Appreciation Portfolio - Class I-2    Long-term capital appreciation
 Alger Growth & Income Portfolio - Class I-2         Capital appreciation and current income.
 Alger Large Cap Growth Portfolio - Class I-2        Long-term capital appreciation
 Alger Mid Cap Growth Portfolio - Class I-2          Long-term capital appreciation
 Alger Small Cap Growth Portfolio - Class I-2        Long-term capital appreciation
 DWS VARIABLE SERIES I
 DWS Bond VIP - Class A                              To maximize total return consistent with preservation of
                                                     capital and prudent investment management, by
                                                     investing for both current income and capital
                                                     appreciation
 DWS Global Small Cap Growth VIP - Class A           Above-average capital appreciation over the long term
 DWS Growth & Income VIP - Class A                   Long-term growth of capital, current income and
                                                     growth of income
 DWS International VIP - Class A                     Long-term growth of capital primarily through
                                                     diversified holdings of marketable foreign equity
                                                     investments
 DWS VARIABLE SERIES II
 DWS Balanced VIP - Class A                          High total return, a combination of income and capital
                                                     appreciation
 FEDERATED INSURANCE SERIES
 Federated Capital Income Fund II                    High current income and moderate capital appreciation
 Federated Fund for U.S. Government Securities       Current income
  II
 Federated High Income Bond Fund II                  High current income



 Sub-Account                                          Investment Advisor
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Basic Value Fund - Series I
 Invesco V.I. Capital Appreciation Fund - Series I
 Invesco V.I. Core Equity Fund - Series I
 Invesco V.I. Government Securities Fund - Series
  I (1)
 Invesco V.I. Mid Cap Core Equity Fund - Series
  I
                                                     INVESCO ADVISERS, INC.
 Invesco Van Kampen V.I. Mid Cap Value Fund -
  Series I
 Invesco Van Kampen V.I. Growth and Income
  Fund - Series II
 Invesco Van Kampen V.I. Mid Cap Growth Fund
  - Series II
 THE ALGER PORTFOLIOS
 Alger Capital Appreciation Portfolio - Class I-2
 Alger Growth & Income Portfolio - Class I-2
                                                     FRED ALGER MANAGEMENT,
 Alger Large Cap Growth Portfolio - Class I-2
                                                     INC.
 Alger Mid Cap Growth Portfolio - Class I-2
 Alger Small Cap Growth Portfolio - Class I-2
 DWS VARIABLE SERIES I
 DWS Bond VIP - Class A
 DWS Global Small Cap Growth VIP - Class A
 DWS Growth & Income VIP - Class A
 DWS International VIP - Class A
 DWS VARIABLE SERIES II
 DWS Balanced VIP - Class A                          DEUTSCHE INVESTMENT
                                                     MANAGEMENT AMERICAS INC.
 FEDERATED INSURANCE SERIES
 Federated Capital Income Fund II                    FEDERATED EQUITY
                                                     MANAGEMENT COMPANY OF
                                                     PENNSYLVANIA
 Federated Fund for U.S. Government Securities
                                                     FEDERATED INVESTMENT
  II
                                                     MANAGEMENT COMPANY
 Federated High Income Bond Fund II

                                20  PROSPECTUS

 Sub-Account                                             Each Sub-Account Seeks
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset Manager/SM/ Portfolio - Initial     To obtain high total return with reduced risk over the
  Class                                                 long term by allocating its assets among stocks, bonds,
                                                        and short-term instruments.
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial   Long-term capital appreciation.
  Class
 Fidelity VIP Equity-Income Portfolio - Initial         The Fund seeks reasonable Income. The fund will also
  Class                                                 consider the potential for capital appreciation. The
                                                        fund's goal is to achieve a yield which exceeds the
                                                        composite yield on the securities comprising the
                                                        Standard & Poor's 500/SM/ Index (S&P 500(Reg. TM)).
 Fidelity VIP Growth Portfolio - Initial Class          To achieve capital appreciation.
 Fidelity VIP Index 500 Portfolio - Initial Class       The Fund seeks investment results that correspond to
                                                        the total return of common stocks publicly traded in the
                                                        United States, as represented by the Standard & Poor's
                                                        500/SM/ Index (S&P 500(Reg. TM)).
 Fidelity VIP Investment Grade Bond Portfolio -         As high a level of current income as is consistent with
  Initial Class                                         the preservation of capital.
 Fidelity VIP Money Market Portfolio - Initial          As high a level of current income as is consistent with
  Class                                                 preservation of capital and liquidity.
 Fidelity VIP Overseas Portfolio - Initial Class        Long-term growth of capital.
 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (2)
 Ibbotson Aggressive Growth ETF Asset                   Capital appreciation
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation                 Capital appreciation and some current income
  Portfolio Class I
 Ibbotson Conservative ETF Asset Allocation             Current income and preservation of capital
  Portfolio Class I
 Ibbotson Growth ETF Asset Allocation Portfolio         Capital appreciation
  Class I
 Ibbotson Income and Growth ETF Asset                   Current income and capital appreciation
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Perkins Mid Cap Value Portfolio -          Capital appreciation
  Service Shares
 Janus Aspen Series Balanced Portfolio -                Long-term capital growth, consistent with preservation
  Institutional Shares                                  of capital and balanced by current income.
 Janus Aspen Series Enterprise Portfolio -              Long-term growth of capital
  Institutional Shares
 Janus Aspen Series Flexible Bond Portfolio -           To obtain maximum total return, consistent with
  Institutional Shares                                  preservation of capital.
 Janus Aspen Series Forty Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Janus Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Overseas Portfolio - Service        Long-term growth of capital
  Shares
 Janus Aspen Series Worldwide Portfolio -               Seeks long-term growth of capital.
  Institutional Shares



 Sub-Account                                             Investment Advisor
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset Manager/SM/ Portfolio - Initial
  Class
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial
  Class
 Fidelity VIP Equity-Income Portfolio - Initial
  Class
                                                        FIDELITY MANAGEMENT &
 Fidelity VIP Growth Portfolio - Initial Class
                                                        RESEARCH COMPANY
 Fidelity VIP Index 500 Portfolio - Initial Class
 Fidelity VIP Investment Grade Bond Portfolio -
  Initial Class
 Fidelity VIP Money Market Portfolio - Initial
  Class
 Fidelity VIP Overseas Portfolio - Initial Class
 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (2)
 Ibbotson Aggressive Growth ETF Asset
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation
  Portfolio Class I
                                                        ALPS ADVISORS, INC. (ADVISER)
 Ibbotson Conservative ETF Asset Allocation
                                                        / IBBOTSON ASSOCIATES, INC.
  Portfolio Class I
                                                        (SUB-ADVISER)
 Ibbotson Growth ETF Asset Allocation Portfolio
  Class I
 Ibbotson Income and Growth ETF Asset
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Perkins Mid Cap Value Portfolio -
  Service Shares
 Janus Aspen Series Balanced Portfolio -
  Institutional Shares
 Janus Aspen Series Enterprise Portfolio -
  Institutional Shares
 Janus Aspen Series Flexible Bond Portfolio -
  Institutional Shares
                                                        JANUS CAPITAL MANAGEMENT
                                                        LLC
 Janus Aspen Series Forty Portfolio - Institutional
  Shares
 Janus Aspen Series Janus Portfolio - Institutional
  Shares
 Janus Aspen Series Overseas Portfolio - Service
  Shares
 Janus Aspen Series Worldwide Portfolio -
  Institutional Shares

                                21  PROSPECTUS

 Sub-Account                                             Each Sub-Account Seeks
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Fundamental            Long-term capital growth with current income as a
  All Cap Value Portfolio - Class I                     secondary consideration
 Legg Mason ClearBridge Variable Large Cap              Long-term growth of capital with current income as a
  Value Portfolio                                       secondary objective
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable Global High          Maximize total return, consistent with preservation of
  Yield Bond Portfolio                                  capital
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) Growth Series - Initial Class             Capital appreciation
 MFS(Reg. TM) High Income Series - Initial Class        Total return with an emphasis on high current income,
                                                        but also considering capital appreciation
 MFS(Reg. TM) Investors Growth Stock Series - Initial   Capital appreciation
  Class
 MFS(Reg. TM) Investors Trust Series - Initial Class    Capital appreciation
 MFS(Reg. TM) New Discovery Series - Initial Class      Capital appreciation
 MFS(Reg. TM) Research Series - Initial Class           Capital appreciation
 MFS(Reg. TM) Total Return Series - Initial Class       Total return
 MFS(Reg. TM) Value Series - Initial Class              Capital appreciation
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Securities Fund/VA -                Long-term capital appreciation by investing a
  Service Shares                                        substantial portion of assets in securities of foreign
                                                        issuers, growth-type companies, cyclical industries and
                                                        special situations that are considered to have
                                                        appreciation possibilities.
 Oppenheimer Main Street Small- & Mid-Cap               Capital appreciation.
  Fund(Reg. TM)/VA - Service Shares
 Oppenheimer Small- & Mid-Cap Growth Fund/              Capital appreciation by investing in "growth type"
  VA                                                    companies.
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.                 Variable Not Found
  Dollar-Hedged) - Administrative Shares
 PIMCO VIT Money Market Portfolio -                     Portfolio seeks maximum current income, consistent
  Administrative Shares                                 with preservation of capital and daily liquidity
 PIMCO VIT Real Return Portfolio -                      Portfolio seeks maximum real return, consistent with
  Administrative Shares                                 preservation of real capital and prudent investment
                                                        management
 PIMCO VIT Total Return Portfolio -                     Portfolio seeks maximum total return, consistent with
  Administrative Shares                                 preservation of capital and prudent investment
                                                        management.
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB          Capital growth. Current income is a secondary
                                                        objective.
 THE RYDEX VARIABLE TRUST
 Rydex/SGI VT U.S. Long Short Momentum                  Long-term capital appreciation.
  Fund



 Sub-Account                                             Investment Advisor
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Fundamental
  All Cap Value Portfolio - Class I                     LEGG MASON PARTNERS FUND
                                                        ADVISOR, LLC
 Legg Mason ClearBridge Variable Large Cap
  Value Portfolio
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable Global High          LEGG MASON PARTNERS FUND
  Yield Bond Portfolio                                  ADVISOR, LLC
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) Growth Series - Initial Class
 MFS(Reg. TM) High Income Series - Initial Class
 MFS(Reg. TM) Investors Growth Stock Series - Initial
  Class
                                                        MFS(Reg. TM) INVESTMENT
 MFS(Reg. TM) Investors Trust Series - Initial Class
                                                        MANAGEMENT
 MFS(Reg. TM) New Discovery Series - Initial Class
 MFS(Reg. TM) Research Series - Initial Class
 MFS(Reg. TM) Total Return Series - Initial Class
 MFS(Reg. TM) Value Series - Initial Class
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Securities Fund/VA -
  Service Shares
                                                        OPPENHEIMERFUNDS, INC.
 Oppenheimer Main Street Small- & Mid-Cap
  Fund(Reg. TM)/VA - Service Shares
 Oppenheimer Small- & Mid-Cap Growth Fund/
  VA
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.
  Dollar-Hedged) - Administrative Shares
 PIMCO VIT Money Market Portfolio -
  Administrative Shares
                                                        PACIFIC INVESTMENT
 PIMCO VIT Real Return Portfolio -
                                                        MANAGEMENT COMPANY LLC
  Administrative Shares
 PIMCO VIT Total Return Portfolio -
  Administrative Shares
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB          PUTNAM INVESTMENT
                                                        MANAGEMENT, LLC
 THE RYDEX VARIABLE TRUST
 Rydex/SGI VT U.S. Long Short Momentum
                                                        SECURITY GLOBAL INVESTORS
  Fund

                                22  PROSPECTUS

  Sub-Account                                       Each Sub-Account Seeks
 T. ROWE PRICE EQUITY SERIES, INC.
 T. Rowe Price Blue Chip Growth Portfolio - I     Long-term capital growth. Income is a secondary
                                                  objective.
 T. Rowe Price Equity Income Portfolio - I        Substantial dividend income as well as long-term growth
                                                  of capital.
 T. Rowe Price Mid-Cap Growth Portfolio - I (3)   Long-term capital appreciation
 T. Rowe Price New America Growth Portfolio -     Long-term growth of capital
  I
 T. ROWE PRICE INTERNATIONAL SERIES, INC.
 T. Rowe Price International Stock Portfolio - I  Long-term growth of capital
 VAN ECK VIP TRUST
 Van Eck VIP Emerging Markets Fund - Initial      Long-term capital appreciation by investing primarily in
  Class                                           equity securities in emerging markets around the world
 Van Eck VIP Global Hard Assets Fund - Initial    Long-term capital appreciation by investing primarily in
  Class                                           "hard asset securities" with income as a secondary
                                                  consideration
 Van Eck VIP Multi-Manager Alternatives Fund -    Consistent absolute (positive) returns in various market
  Initial Class                                   cycles
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I     Long-term capital appreciation by investing primarily in
                                                  growth-oriented equity securities of large capitalization
                                                  companies.
 Morgan Stanley UIF U.S. Real Estate Portfolio,   Above average current income and long-term capital
  Class I                                         appreciation by investing primarily in equity securities
                                                  of companies in the U.S. real estate industry, including
                                                  real estate investment trusts.
 WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Discovery Fund          Long-term capital appreciation.
 Wells Fargo Advantage VT Opportunity Fund/SM/    Long-term capital appreciation.



  Sub-Account                                       Investment Advisor
 T. ROWE PRICE EQUITY SERIES, INC.
 T. Rowe Price Blue Chip Growth Portfolio - I
 T. Rowe Price Equity Income Portfolio - I
                                                  T. ROWE PRICE ASSOCIATES,
                                                  INC.
 T. Rowe Price Mid-Cap Growth Portfolio - I (3)
 T. Rowe Price New America Growth Portfolio -
  I
 T. ROWE PRICE INTERNATIONAL SERIES, INC.
 T. Rowe Price International Stock Portfolio - I  T. ROWE PRICE INTERNATIONAL,
                                                  INC.
 VAN ECK VIP TRUST
 Van Eck VIP Emerging Markets Fund - Initial
  Class
 Van Eck VIP Global Hard Assets Fund - Initial
                                                  VAN ECK ASSOCIATES
  Class
                                                  CORPORATION
 Van Eck VIP Multi-Manager Alternatives Fund -
  Initial Class
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I
                                                  MORGAN STANLEY INVESTMENT
 Morgan Stanley UIF U.S. Real Estate Portfolio,
                                                  MANAGEMENT INC. (4)
  Class I
 WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Discovery Fund          WELLS FARGO FUNDS
                                                  MANAGEMENT, LLC
 Wells Fargo Advantage VT Opportunity Fund/SM/

(1) On or about May 2, 2011, Invesco Van Kampen V.I. Government Fund - Series I was reorganized into Invesco V.I. Government Securities Fund - Series I.

(2) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(3) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the T. Rowe Price Mid-Cap Growth Portfolio - I you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program. In addition, if your current premium allocation instructions include the Portfolio, we will continue to allocate your premiums to the Portfolio.

(4) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable


                                23   PROSPECTUS
annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES.
If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940 ("1940 Act").

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

o    to operate the Separate Account in any form permitted by law;

o to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

o to transfer assets from one Sub-Account to another, or to our general account;

o    to add, combine, or remove Sub-Accounts in the Separate Account;

o to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Charges and Deductions"; and

o to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.


                                24   PROSPECTUS

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at a rate of at least an annual effective rate of 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM. As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected at any time your Policy is inforce. The Select Balance program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Ibbotson ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account. Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and Allstate Distributors, the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.

DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the last surviving Insured Person. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.


                                25   PROSPECTUS

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page
27. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the last surviving Insured Person dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit Options:

     Option 1: the Death Benefit is the greater of: (a) the Face Amount of the
     ---------
     Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

     Option 2: the Death Benefit is the greater of: (a) the Face Amount plus
     ---------
     the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the younger Insured Person. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
-----------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $800,000 and the Policy Value increased to $868,000 and then decreased to $790,000, the changes in Policy Value would have the following effects on the Death Benefit:


            EXAMPLES                         A                    B
--------------------------------      ---------------      ---------------
Face Amount                           $2,000,000           $2,000,000
Death Benefit Option                           1                    1
Younger Insured Person's Age                  55                   55
Policy Value on Date of Death         $1,500,000           $1,250,000
Applicable Corridor Percentage               150%                 150%
Death Benefit                         $2,250,000           $2,000,000

In Example A, the Death Benefit equals $2,250,000, i.e., the greater of $2,000,000 (the Face Amount) and $2,250,000 (the Policy Value at the Date of Death of $1,500,000, multiplied by the corridor percentage of 150%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $2,000,000, i.e., the greater of $2,000,000 (the Face Amount) or $1,875,000 (the Policy Value of $1,250,000 multiplied by the corridor percentage of 150%).

CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.

CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at


                                26   PROSPECTUS
risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $250,000. A decrease in the Face Amount affects the Safety Net and Age 100 No Lapse Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that each Insured Person is insurable. We do not permit any increase in Face Amount after the younger Insured Person's 85th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months. We may place other limits on the amount of increases.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 33 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 35.

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. The "Split" Coverage Option Rider can be added to the Policy at any time. The Full Surrender Charge Adjustment Rider is available only at policy issue. The Last Survivor Four Year Term Insurance Rider and Individual Term Rider are not currently available. In our discretion, we may offer additional riders or stop offering a rider.

o    Individual Insured Term Rider.

This rider provides additional term life insurance coverage on one of the Insured Persons. A separate rider may be purchased for each Insured Person. This coverage will not, however, extend beyond the first Policy Anniversary after the Insured Person covered by the rider reaches age 99. Until the Insured Person covered by the rider reaches age 75, you may exchange the rider for a new policy. We will not require evidence of insurability to exchange the rider.


o    Last Survivor Four Year Term Insurance.

This rider pays a specified death benefit on the death of the surviving Insured Person if both the Insured Persons die within the first four Policy years. Thereafter, this rider ends.

o    "Split" Coverage Option.

If the Insured Persons divorce or certain federal estate tax law changes occur, this rider permits the coverage to be "split" into two individual life insurance policies on the Insured Persons. Currently, only fixed benefit (non-variable) life insurance policies are available for such "splits." Splitting a Policy's coverage could have negative tax consequences, including, but not limited to, the recognition of taxable income in the amount of any gain in the Policy at the time of the split.

o    Full Surrender Charge Adjustment Rider.

This rider waives the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider. The rider is only available for use with the Policy in business-related situations. You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. From time to time, we may modify the criteria for qualification for the rider.

POLICY LOANS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have


                                27   PROSPECTUS
named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. As of May 1, 2009, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.

LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while an Insured Person is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences. Please consult a tax adviser for details.

PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:


Transferred Policy Value        $190,000
Transferred Policy Loan         $ 40,000
Surrender Value                 $150,000
20% of Policy Value             $ 38,000
Preferred Loan                  $ 38,000
Standard Loan                   $  2,000

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may


                                28   PROSPECTUS
cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------

SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.

PARTIAL WITHDRAWAL. General. While the Policy is in force after the first
                    --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $250,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $250,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the front cover of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

     Option A - Interest. We hold the proceeds, credit interest to them and pay
     --------------------
     out the funds when the person entitled to them requests.

     Option B - Fixed Payments. We pay a selected monthly income until the
     --------------------------
     proceeds, and any interest credits, are exhausted.

     Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a
     -------------------------------------------------
     monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly


                                29   PROSPECTUS
     payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option D - Joint and Survivor. We pay the proceeds in a monthly income to
     ------------------------------
     two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option E - Period Certain. We pay the proceeds in monthly installments for
     --------------------------
     a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the last surviving Insured Person. If at the time of the last surviving Insured Person's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

MATURITY
--------------------------------------------------------------------------------

In most states, the Policies have no Maturity Date. Your Policy will continue after the younger Insured Person reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions. In those states, following the younger Insured Person's 100th birthday, we will waive any cost of insurance charge or policy fee. In addition, if the Death Benefit Option you select is Option 2, we automatically change it to Option 1 at age 100. The Death Benefit Option must remain as Option 1 after age 100.

Policies issued in some states, however, are required to mature on the Maturity Date. In those states, if your Policy is in force on the Maturity Date, we pay you the Net Surrender Value in a lump sum or you may apply the Net Surrender Value to a Settlement Option.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and neither the Safety Net Premium guarantee nor the Age 100 No Lapse Premium guarantee is in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 25. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


                                30   PROSPECTUS

CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------

FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

PREMIUM TAX CHARGE AND PREMIUM EXPENSE

CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Tax Charge and the Premium Expense Charge.

The Premium Expense Charge applies to the first $50,000 of cumulative Premium and equals 3.5% of all Premiums for the first ten policy years, and 1.5% thereafter. Of this charge, 2% of the 3.5% charge in the first ten policy years is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; and (b) certain Federal taxes and other expenses related to the receipt of Premiums.

The Premium Tax Charge equals 2.5% of all Premiums. We do not vary the Premium Tax Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. We may impose the Premium Tax Charge in states that do not impose a premium tax. State premium tax rates vary from 0% to 4%. The current North Carolina premium tax rate is 1.9% of the gross premium collected.

MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)   the Policy Fee;

2)   the administrative expense charge;

3)   the mortality and expense risk charge;

4)   the cost of insurance charge for your Policy; and

5)   the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.

POLICY FEE. The monthly policy fee is $7.50 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For policies issued in those states that do not have a maturity date, the Policy Fee is waived after the younger Insured Person's age 100.

ADMINISTRATIVE EXPENSE CHARGE. The monthly charge is $0.12 for each $1,000 of your Policy's Initial Face Amount and each $1,000 of face amount increase you request. We stop deducting this charge after the seventh Policy Year, even if you have made Face Amount increases during that period. This charge compensates us primarily for administrative expenses, underwriting and other insurance costs.

MORTALITY AND EXPENSE RISK CHARGE. For the first fourteen Policy Years, the monthly mortality and expense


                                31   PROSPECTUS
risk charge is calculated at an annual rate of 0.72% of the net Policy Value allocated to the Sub-Accounts. Thereafter, we intend to charge an annual rate of 0.36%, and we guarantee that we will not charge more than 0.48%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of the surviving Insured Person, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.

COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on each Insured Person's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.


           EXAMPLE (55 YEAR OLD PREFERRED NONSMOKING MALE,
              55 YEAR OLD PREFERRED NONSMOKING FEMALE):
----------------------------------------------------------------------
Face Amount                                            $2,000,000
Death Benefit Option                                            1
Policy Value on the Prior Monthly Deduction Day        $1,250,000
Younger Insured Person's Attained Age                          55
Corridor Percentage                                           150%
Death Benefit                                          $2,000,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $2,000,000, because the Face Amount ( $2,000,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($1,250,000 x 150% = $1,875,000). Since the Policy Value on that date is $1,250,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $743,474 (( $2,000,000/ 1.0032737) - $1,250,000).

Assume that the Policy Value in the above example was $1,500,000. The Death Benefit would then be $2,250,000 (150% x $1,500,000), since this is greater than the Face Amount ( $2,000,000). The cost of insurance rates in this case would be applied to the net amount at risk of $742,658 (($2,250,000/1.0032737)
- $1,500,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 15. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the each Insured Person's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of each Insured Person, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on each Insured Person's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first fourteen Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

In those states that do not have a Maturity Date, beginning on the Policy Anniversary following the younger Insured Person's 100th birthday, we waive all cost of insurance charges and monthly policy fees.

RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is


                                32   PROSPECTUS
to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 11 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 27.

SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.

SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The initial surrender charge depends on the Face Amount of your Policy and the Insured Persons' ages at issue, sex and statuses as a smoker or non-smoker. For example, if the Insured Persons are age 55 when your Policy is issued, and the Face Amount is $2,000,000, the applicable initial surrender charges are as follows:


Male Non-Smoker, Female Non-Smoker        $27,486
Male Smoker, Female Smoker                $48,224
Unisex Nonsmokers                         $30,708
Unisex Smokers                            $54,564

The rates for each category are greater or lesser according to the age of the Insured Persons when your Policy is issued. Assuming the Policy has $2,000,000 Face Amount at issue, and the Insured Persons at issue are both age 85, the maximum rates are as follows:


Male Non-Smoker, Female Non-Smoker        $79,851
Male Smoker, Female Smoker                $82,280
Unisex Nonsmokers                         $82,280
Unisex Smokers                            $82,280

The maximum initial surrender charge will never be greater than $48.40 per thousand of Face Amount coverage.

If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the younger Insured Person's age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the younger Insured Person were 55 years old when your Policy was issued:


                    YOUNGER INSURED
 POLICY YEAR         PERSON AGE 55
-------------      ----------------
      1                   100%
      2                   100%
      3                   100%
      4                   100%
      5                   100%
      6                   100%
      7                   100%
      8                    80%
      9                    60%
      10                   50%
      11                   40%
      12                   30%
      13                   20%
      14                   10%
      15                    0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $10,098 ($20,196 x 50%). A different surrender charge percentage rate might apply if the younger Insured Person is older than 55when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured Persons' ages and smoking statuses at the time of the increase, rather than at the time your Policy was issued.


                                33   PROSPECTUS

The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured Persons' ages at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Expense Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS. We do not pay any dividend under the Policies.

ABOUT US
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our


                                34   PROSPECTUS
mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also "General Information and History" in the SAI.

THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------

INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance Policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT.
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the last surviving Insured Person's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the


                                35   PROSPECTUS
extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 36.

If you are Owner and the last surviving Insured Person under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the last surviving Insured Person is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the last surviving Insured Person's gross estate. Examples of incidents of ownership include the right to:

o    change beneficiaries,

o    assign the Policy,

o    revoke an assignment,

o    pledge the Policy, or

o    obtain a Policy loan.

If you are Owner and the last surviving Insured Person under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

In states where required, at the Maturity Date we pay the Net Surrender Value to you. Generally, the excess of the Net Surrender Value over your investment in the Policy will be includible in your taxable income at that time.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI").
The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

o    the insured was an employee within 12 months of death;

o    proceeds are paid to the insured's beneficiary;

o proceeds are used to buy back any equity interest owned by the insured at the time of death; or

o the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

o    more than 5% owners;

o    directors; and

o    anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

o    more than 10% owners;

o    one of the five highest paid officers; or

o    among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.

MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under
Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new


                                36   PROSPECTUS
policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your contract is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a Policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the last surviving Insured Person's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

o distributions made on or after the date on which the taxpayer attains age 59 1/2;

o distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

o any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in private and public rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner


                                37   PROSPECTUS
of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.

DISTRIBUTION
--------------------------------------------------------------------------------

Contingent on regulatory approval, ALFS, Inc ("ALFS") is expected to be dissolved or merged into Allstate Distributors, LLC ("ADLLC"), effective April 29, 2011. At that time, ADLLC will assume the duties of ALFS. This change will have no affect on Lincoln Benefit's obligations to you under your Policy.

ADLLC, located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks that sell the Policies. Commissions paid vary, but we may pay up to a maximum sales commission of approximately 90% of all Premiums plus 2.75% of any additional Premiums in the first ten years. In addition, we may pay a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion and marketing of the Policies, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http:// www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


                                38   PROSPECTUS

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Susan L. Lees, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account, as of December 31, 2010, and for each of the two periods in the period ended as of December 31, 2010, the financial statements of Lincoln Benefit Life Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.

                                39   PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured Person's age at his or her last birthday.

AGE 100 NO LAPSE PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period and continues until the Policy Anniversary following the younger Insured Person's 100th birthday if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Age 100 No Lapse Premium amount times the number of months since the Issue Date.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured Person who dies last, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED PERSONS - The persons whose lives are insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - In states where the Policy has a Maturity Date, it is the Policy Anniversary following the younger Insured Person's 100th birthday. In most states, the Policy does not have a Maturity Date.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, administrative expense charge, mortality and expense risk charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Tax Charge and the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium or the Age 100 No Lapse Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be one of the Insureds. If the application does not provide otherwise, the younger Insured Person will be the Policy Owner. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor


                                40   PROSPECTUS
or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.

                                41   PROSPECTUS

                      WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2011. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http://
www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-0102.


                          LINCOLN BENEFIT LIFE COMPANY
             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                                   1940 ACT
                               FILE NO. 811-9154
                          1933 ACT FILE NO. 333-76799

                                 42  PROSPECTUS

LBL2606-10

                       STATEMENT OF ADDITIONAL INFORMATION
                  CONSULTANT SL FLEXIBLE PREMIUM LAST SURVIVOR
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                     AND RELATED PROSPECTUS: May 1, 2011


                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


      This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the
                   Prospectus without charge by calling us at
                 1-800-865-5237 or writing to us at the address
                               immediately below.
                         The defined terms used in this
                             Statement of Additional
                           Information are as defined
                               in the Prospectus.


                          Lincoln Benefit Life Company
                                P.O. Box 660191
                            Dallas, Texas 75266-0191

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................
     Description of Lincoln Benefit Life Company..............................
     State Regulation of Lincoln Benefit......................................
     Lincoln Benefit Life Variable Life Account...............................
EXPERTS.......................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY................
     Replacement of Modified Endowment Contracts..............................
     Computation of Policy Value..............................................
     Transfers Authorized by Telephone........................................
GENERAL POLICY PROVISIONS.....................................................
     Statements to Policy Owners..............................................
     Limit on Right to Contest................................................
     Suicide..................................................................
     Misstatements as to Age and Sex..........................................
ADDITIONAL INFORMATION ABOUT CHARGES..........................................
DISTRIBUTOR...................................................................
DISTRIBUTION OF THE POLICY....................................................
FINANCIAL STATEMENTS..........................................................

                         GENERAL INFORMATION AND HISTORY

     Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

     State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

     Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and financial statements of Lincoln Benefit Life Variable Life Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

     Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

     Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured Persons are alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured Persons are alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured Persons are alive.

Suicide. If either Insured Person commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount either Insured Person commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatements as to Age and Sex. If the age or sex of either Insured Person is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

     Effective April 29, 2011 (pending regulatory approval), our former distributor ALFS, Inc. merged into Allstate Distributors, LLC. Both ALFS, Inc. and Allstate Distributors, LLC are wholly owned subsidiaries of Allstate Life Insurance Company.

     Allstate Distributors, LLC ("ADLLC") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ADLLC is an affiliate of Lincoln Benefit. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of FINRA.

     Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out of services we provide on the Policies.

                              1999   2000    2001    2002    2003     2004    2005    2006     2007    2008    2009    2010
============================ ======= ====== ======= ======= ======== ======= ======= ======== ======= ======= ======== ========
============================ ======= ====== ======= ======= ======== ======= ======= ======== ======= ======= ======== ========
Commission paid to ALFS        0       0      0       0        0       0       0        0       0       0        0        0
that were paid to other
broker-dealers and
registered representatives

Commission kept by ALFS        0       0      0       0        0       0       0        0       0       0        0        0

Other fees paid to ALFS        0       0      0       0        0       0       0        0       0       0        0        0
for distribution services


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to a certain amount plus 2.75% of any additional Premiums in the first ten years. Registered representatives also may be eligible for a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.


                              FINANCIAL STATEMENTS

The financial statements of the Separate Account, as of December 31, 2010, and for each of the two periods in the period ended as of December 31, 2010, the financial statements of Lincoln Benefit Life Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2010 and 2009, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2010. Our audits also included Schedule I - Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLPChicago, IllinoisMarch 11, 2011

          36
                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME





($IN THOUSANDS)                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
                                                               2010       2009       2008
                                                      ------------------------------------
REVENUES
Net investment income                                 $      12,067    $11,783    $13,940
Realized capital gains and losses                               694      1,480      5,952



INCOME FROM OPERATIONS BEFORE
INCOME TAX EXPENSE                                           12,761     13,263     19,892

Income tax expense                                            4,451      4,634      6,918


NET INCOME                                                    8,310      8,629     12,974

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses             4,584      5,783     (4,351)

COMPREHENSIVE INCOME                                  $      12,894    $14,412    $ 8,623





                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



($IN THOUSANDS, EXCEPT PAR VALUE DATA)                                DECEMBER 31,
                                                                   2010           2009
                                                          -----------------------------
ASSETS
Investments
 Fixed income securities, at fair value
 (amortized cost $304,848 and $299,787)                   $     320,456    $   308,343
 Short-term, at fair value
(amortized cost $11,593 and $8,557)                              11,593          8,557

   Total investments                                            332,049        316,900

Cash                                                              3,550         10,063
Reinsurance recoverable from Allstate
 Life Insurance Company                                      18,365,058     18,689,074
Reinsurance recoverable from non-affiliates                   1,906,574      1,766,824
Other assets                                                    105,159        110,400
Separate accounts                                             2,017,185      2,039,647

     TOTAL ASSETS                                         $  22,729,575    $22,932,908


LIABILITIES
Contractholder funds                                      $  17,247,071    $17,633,027
Reserve for life-contingent contract benefits                 3,011,317      2,805,387
Unearned premiums                                                19,478         21,656
Deferred income taxes                                             5,833          3,300
Payable to affiliates, net                                        4,931         14,749
Current income taxes payable                                      4,386          4,656
Other liabilities and accrued expenses                           93,507         97,513
Separate accounts                                             2,017,185      2,039,647

     TOTAL LIABILITIES                                       22,403,708     22,619,935

COMMITMENTS AND CONTINGENT
LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares
authorized, 25 thousand shares issued and outstanding             2,500          2,500
Additional capital paid-in                                      180,000        180,000
Retained income                                                 133,222        124,912
Accumulated other comprehensive income:
 Unrealized net capital gains and losses                         10,145          5,561

     Total accumulated other comprehensive income                10,145          5,561

     TOTAL SHAREHOLDER'S EQUITY                                 325,867        312,973

     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY           $  22,729,575    $22,932,908



                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY





($IN THOUSANDS)                                                  YEAR ENDED DECEMBER 31,
                                                               2010        2009         2008
                                                      --------------------------------------

COMMON STOCK                                          $       2,500    $  2,500     $  2,500

ADDITIONAL CAPITAL PAID-IN                                  180,000     180,000      180,000

RETAINED INCOME
Balance, beginning of year                                  124,912     116,283      103,309
Net income                                                    8,310       8,629       12,974
Balance, end of year                                        133,222     124,912      116,283
                                                      -------------    ---------    ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                    5,561        (222)       4,129
Change in unrealized net capital gains and losses             4,584       5,783       (4,351)
Balance, end of year                                         10,145       5,561         (222)
                                                      -------------    ---------    ---------

TOTAL SHAREHOLDER'S EQUITY                            $     325,867    $312,973     $298,561






                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS






($IN THOUSANDS)                                                YEAR ENDED DECEMBER 31,
                                                    ==========================================
                                                             2010              2009         2008
                                                    --------------                      ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $       8,310     $       8,629     $ 12,974
Adjustments to reconcile net income to
net cash provided by (used in) operating
activities:
          Amortization and other non-cash items             1,241               932          143
Realized capital gains and losses                            (694)           (1,480)      (5,952)
          Changes in:
Policy benefit and other insurance
 reserves                                                   4,240            19,349       (5,052)
Income taxes                                                 (205)           (2,174)       2,065
Receivable/payable to affiliates, net                      (9,818)          (21,280)      14,117
Other operating assets and liabilities                       (943)              369      (24,195)
    Net cash provided by (used in)
operating activities                                        2,131             4,345       (5,900)
                                                    --------------    --------------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities             27,166            46,330      101,584
Collections on fixed income securities                     38,691            35,334        7,693
Purchases of fixed income securities                      (71,478)         (151,234)     (64,497)
Change in short-term investments, net                      (3,023)           72,143      (54,347)
Net cash (used in) provided by
 investing activities                                      (8,644)            2,573       (9,567)
                                                    --------------    --------------    ---------

NET (DECREASE) INCREASE IN CASH                            (6,513)            6,918      (15,467)
CASH AT BEGINNING OF YEAR                                  10,063             3,145       18,612
CASH AT END OF YEAR                                 $       3,550     $      10,063     $  3,145
                                                    --------------    --------------    ---------





                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.    GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance and fixed annuities including deferred and immediate.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2010, the top geographic locations for statutory premiums and annuity considerations were California, Florida and Texas. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, and independent agents (including master brokerage agencies).

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets.

      The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress from time to time considers legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress also considers proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds and other short-term investments, are carried at fair value.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of a fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI").

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to the contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see
Note 7). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life and fixed annuities. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 7). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

Disclosures about Fair Value Measurements

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The Company adopted the provisions of the new guidance as of December 31, 2010, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only; and therefore, the adoption had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARD

Consolidation  Analysis  Considering  Investments Held through Separate Accounts

     In April 2010, the FASB issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The guidance is effective for fiscal years beginning after December 15, 2010 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations or financial position.

3.  RELATED  PARTY  TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $204.8 million, $202.9 million and $227.0 million in 2010, 2009 and 2008, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $6.9 million, $4.6 million and $5.1 million in 2010, 2009 and 2008, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $8.5 million, $9.1 million and $18.4 million in 2010, 2009 and 2008, respectively, that were ceded to ALIC.

Reinsurance

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:



($IN THOUSANDS)                                 2010          2009          2008
                                          ==========    ==========    ==========
Premiums and contract charges             $  782,113    $  734,369    $  691,267
                                          ----------    ----------    ----------
Interest credited to contractholder
funds, contract benefits and expenses      1,683,487     1,621,011     1,468,505


     Reinsurance recoverables due from ALIC totaled $18.37 billion and $18.69 billion as of December 31, 2010 and 2009, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2010 and 2009.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:




                                                        GROSS
($IN THOUSANDS)                        AMORTIZED     UNREALIZED       FAIR
                                       COST          GAINS          LOSSES      VALUE
                                                     -----------
DECEMBER 31, 2010
U.S. government and agencies           $   70,426    $     3,513    $  (383)    $ 73,556
Municipal                                   2,999            177         --        3,176
Corporate                                 154,261          9,345        (19)     163,587
Foreign government                          4,998             92         --        5,090
RMBS                                       55,376          2,429         (3)      57,802
CMBS                                        8,523            427        (87)       8,863
ABS                                         8,265            117         --        8,382
     Total fixed income securities     $  304,848    $    16,100    $  (492)    $320,456
                                       ----------    -----------    --------    --------

DECEMBER 31, 2009
U.S. government and agencies           $   79,982    $     1,852    $  (283)    $ 81,551
Municipal                                   2,999             96         --        3,095
Corporate                                 131,466          6,192        (85)     137,573
RMBS                                       66,326          1,733        (84)      67,975
CMBS                                       10,520             57       (873)       9,704
ABS                                         8,494             --        (49)       8,445
     Total fixed income securities     $  299,787    $     9,930    $(1,374)    $308,343




SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2010:

($IN THOUSANDS)                  AMORTIZED     FAIR
                                 COST          VALUE
                                 ==========    ========
Due in one year or less          $    4,501    $  4,585
                                 ----------    --------
Due after one year through
 five years                         151,933     159,481
Due after five years through
 ten years                           76,126      81,207
Due after ten years                   8,647       8,999
                                    241,207     254,272
                                 ----------    --------
RMBS and ABS                         63,641      66,184
 Total                           $  304,848    $320,456
                                 ----------    --------




Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net  investment  income  for  the  years  ended  December 31 is as follows:




($IN THOUSANDS)                    2010           2009        2008
                              ==========    ===========    ========
Fixed income securities       $  12,480     $   12,098     $13,302
                              ----------    -----------    --------
Short-term and other
investments                          21            107         992
 Investment income,
   before expense                12,501         12,205      14,294
                              ----------    -----------    --------
 Investment expense                (434)          (422)       (354)
    Net investment income     $  12,067     $   11,783     $13,940
                              ----------    -----------    --------


REALIZED CAPITAL GAINS AND LOSSES

     The Company recognized net realized capital gains of $694 thousand, $1.5 million and $6.0 million in 2010, 2009 and 2008, respectively. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2010 and 2009.

     Gross gains of $652 thousand, $1.5 million and $8.2 million were realized on sales of fixed income securities during 2010, 2009 and 2008, respectively. There were no gross losses realized on sales of fixed income securities in 2010 and 2008. Gross losses of $3 thousand were realized on sales of fixed income securities during 2009.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



                                                   GROSS        UNREALIZED
($IN THOUSANDS)                       FAIR      UNREALIZED         NET
                                    ========    ===========    ============
                                                                                             GAINS
DECEMBER 31, 2010                   VALUE          GAINS          LOSSES                    (LOSSES)
                                                -----------
Fixed income securities             $320,456    $    16,100    $      (492)    $             15,608
                                    --------    -----------                    ---------------------
Short-term investments                11,593             --             --                       --
   Unrealized net capital gains
   and losses, pre-tax                                                                       15,608
                                                                               ---------------------
   Deferred income taxes                                                                     (5,463)
   Unrealized net capital gains
   and losses, after-tax                                                       $             10,145
                                                                               ---------------------





                                                  GROSS        UNREALIZED
                                     FAIR      UNREALIZED         NET
                                                                                             GAINS
DECEMBER 31, 2009                  VALUE       GAINS          LOSSES                        (LOSSES)
                                               -----------
Fixed income securities            $308,343    $     9,930    $    (1,374)                   8,556
                                   --------    -----------    ------------    ----------------------
Short-term investments                8,557             --             --                        --
   Unrealized net capital gains
   and losses, pre-tax                                                                        8,556
                                                                              ----------------------
   Deferred income taxes                                                                     (2,995)
   Unrealized net capital gains
    and losses, after-tax                                                     $               5,561
                                                                              ----------------------


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The  change  in unrealized net capital gains and losses for the years ended
December  31  is  as  follows:



($IN THOUSANDS)                              2010          2009        2008
 Fixed income securities                $   7,052     $   8,895     $(6,691)
                                        ----------    ----------    --------
 Short-term investments                        --             2          (2)
     Total                                  7,052         8,897      (6,693)
                                        ----------    ----------    --------
  Deferred income taxes                    (2,468)       (3,114)      2,342
  Increase (decrease) in unrealized
     net capital gains  and losses      $   4,584     $   5,783     $(4,351)
                                        ----------    ----------    --------


PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.



The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.



                               LESS THAN    12 MONTHS
($IN THOUSANDS)                12 MONTHS     OR MORE         TOTAL
                                                                          NUMBER
                                NUMBER         FAIR        UNREALIZED       OF       FAIR      UNREALIZED         UNREALIZED
                               OF ISSUES    VALUE         LOSSES          ISSUES    VALUE        LOSSES             LOSSES
                               ---------    ----------
 DECEMBER 31, 2010
U.S. government and agencies           1    $    9,546    $      (383)        --    $   --    $        --        $      (383)
Corporate                              1         4,968            (19)        --        --             --                (19)
RMBS                                   3           385             (3)        --        --             --                 (3)
CMBS                                  --            --             --          1     1,916            (87)               (87)
                                                                                                                        (492)




     Total                             5    $   14,899    $      (405)         1    $1,916    $       (87)  $               )

DECEMBER 31, 2009
U.S. government and agencies           2    $   41,469    $      (283)        --    $   --    $        --        $      (283)
Corporate                              5        11,269            (71)         1     3,485            (14)               (85)
RMBS                                   1         4,543            (84)        --        --             --                (84)
CMBS                                   2         3,475            (27)         1     1,158           (846)              (873)
ABS                                    1         8,445            (49)        --        --             --                (49)
     Total                            11    $   69,201    $      (514)         2    $4,643    $      (860)       $    (1,374)
                               ---------    ----------    ------------    ------    ------    ------------       ------------


     As of December 31, 2010, all of the unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

     As of December 31, 2010, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     The principal geographic distribution of municipal bond issuers represented in the Company's municipal bond portfolio included 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010 and 83% and 17% in Washington and Puerto Rico, respectively, as of December 31, 2009.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2010, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2010, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level  1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are  based on the  following:

     (a)  Quoted  prices  for  similar  assets or liabilities in active markets;

     (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This relates to the Company's use of broker quotes.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.

-     Short-term:  Comprise actively traded money market funds that have daily
      -----------
quoted net asset values for identical assets that the Company can access.

-     Separate account assets:  Comprise actively traded mutual funds that have
      ------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level  2  measurements
----------------------

-     Fixed  income  securities:
      --------------------------

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level  3  measurements
----------------------

-     Fixed  income  securities:
      --------------------------

Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

     RMBS  -  Prime  and  Alt-A:  Valued  based  on  non-binding  broker quotes.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, collateral performance and credit spreads. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

Contractholder  funds:  Derivatives  embedded  in  certain  life  and  annuity
----------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.



The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                           QUOTED PRICES        SIGNIFICANT
                                                               =============
                                             IN ACTIVE             OTHER         SIGNIFICANT
                                         ==================    =============    ==============
                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
                                         ==================    =============    ==============    ===============
($IN THOUSANDS)                           IDENTICAL ASSETS        INPUTS            INPUTS         DECEMBER 31,
                                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)              2010
ASSETS:
Fixed income securities:
   U.S. government and
     agencies                            $          31,007     $     42,549     $          --     $       73,556
   Municipal                                            --            3,176                --              3,176
   Corporate                                            --          162,735               852            163,587
   Foreign government                                   --            5,090                --              5,090
   RMBS                                                 --           50,922             6,880             57,802
   CMBS                                                 --            6,947             1,916              8,863
   ABS                                                  --            8,382                --              8,382
Total fixed income
   securities                                       31,007          279,801             9,648            320,456
   Short-term investments                           11,543               50                --             11,593
   Separate account assets                       2,017,185               --                --          2,017,185
    TOTAL RECURRING BASIS
       ASSETS                                    2,059,735          279,851             9,648          2,349,234
TOTAL ASSETS AT FAIR VALUE               $       2,059,735     $    279,851     $       9,648     $    2,349,234
% of total assets at fair value                      87.7 %           11.9 %             0.4 %            100.0 %
                                         ==================    =============    ==============    ===============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded
      in life and annuity
      contracts                          $              --     $         --     $    (494,149)    $     (494,149)
TOTAL LIABILITIES AT FAIR VALUE          $              --     $         --     $    (494,149)    $     (494,149)
% of total liabilities at fair value                   -- %             -- %           100.0 %            100.0 %
                                         ==================    =============    ==============    ===============



The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:



                                                           QUOTED PRICES        SIGNIFICANT
                                                             IN ACTIVE             OTHER         SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
($IN THOUSANDS)                                           IDENTICAL ASSETS        INPUTS            INPUTS         DECEMBER 31,
                                                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)              2009
ASSETS:
Fixed income securities:
   U.S. government and agencies                          $          29,273     $     52,278     $          --     $       81,551
   Municipal                                                            --            3,095                --              3,095
   Corporate                                                            --          136,484             1,089            137,573
   RMBS                                                                 --           67,975                --             67,975
   CMBS                                                                 --            8,546             1,158              9,704
   ABS                                                                  --            8,445                --              8,445
Total fixed income securities                                       29,273          276,823             2,247            308,343
   Short-term investments                                            8,507               50                --              8,557
   Separate account assets                                       2,039,647               --                --          2,039,647
    TOTAL RECURRING BASIS ASSETS                                 2,077,427          276,873             2,247          2,356,547
TOTAL ASSETS AT FAIR VALUE                               $       2,077,427     $    276,873     $       2,247     $    2,356,547
% of total assets at fair value                                      88.2 %           11.7 %             0.1 %            100.0 %
                                                         ==================    =============    ==============    ===============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded in life and annuity contracts     $              --     $   (199,765)    $     (15,526)    $     (215,291)
TOTAL LIABILITIES AT FAIR VALUE                          $              --     $   (199,765)    $     (15,526)    $     (215,291)
% of total liabilities at fair value                                   -- %           92.8 %             7.2 %            100.0 %
                                                         ==================    =============    ==============    ===============





The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                       TOTAL REALIZED
                                                       AND UNREALIZED
                                                       GAINS (LOSSES)
($IN THOUSANDS)                                         INCLUDED IN:
                                                                                             PURCHASES,
                                                                             OCI ON            SALES,
                                    BALANCE AS OF                         STATEMENT OF     ISSUANCES AND      TRANSFERS
                                    DECEMBER 31,            NET             FINANCIAL       SETTLEMENTS,        INTO
                                        2009             INCOME (1)          POSITION         NET               LEVEL 3
                                                      ----------------
ASSETS
Fixed income securities:
Corporate                          $        1,089     $            (1)    $          --    $        7,740    $       --
RMBS                                           --                 (17)              131             9,459            --
CMBS                                        1,158                  --               758                --            --
TOTAL RECURRING
   LEVEL 3 ASSETS                  $        2,247     $           (18)    $         889    $       17,199    $       --

LIABILITIES
Contractholder funds:
    Derivatives embedded in
    life and annuity contracts     $      (15,526)    $        (4,877)    $          --    $           --    $ (473,746)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES            $      (15,526)    $        (4,877)    $          --    $           --    $ (473,476)
                                   ---------------    ----------------    -------------    --------------    -----------





($IN THOUSANDS)

                                                 BALANCE AS OF
                                  TRANSFERS      DECEMBER 31,
                                   OUT OF
                                   LEVEL 3           2010

ASSETS
Fixed income securities:
Corporate                        $   (7,976)    $          852
RMBS                                 (2,693)             6,880
CMBS                                     --              1,916
TOTAL RECURRING
   LEVEL 3 ASSETS                $  (10,669)    $        9,648

LIABILITIES
Contractholder funds:
    Derivatives embedded in
    life and annuity contracts   $       --     $     (494,149)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES          $       --     $     (494,149)
                                 -----------    ---------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There  were  no  transfers  between  Level  1  and  Level  2  during  2010.

     Transfers out of Level 3 during 2010, including those related to Corporate fixed income securities and RMBS, included situations where a broker quote was used in a prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.



The following table provides the total gains and (losses) included in net income during 2010 for Level 3 assets still held as of December 31, 2010.



($IN THOUSANDS)
ASSETS
Fixed income securities:
Corporate                               $    (2)
RMBS                                        (11)
CMBS                                         (1)
TOTAL RECURRING LEVEL 3 ASSETS          $   (14)
                                        --------

LIABILITIES
  Contractholder funds:
 Derivatives embedded in life
and annuity contracts                   $(4,877)
TOTAL RECURRING LEVEL 3 LIABILITIES     $(4,877)
                                        --------


The amounts in the table above represent losses included in net income during 2010 for the period of time that the asset was determined to be in Level 3. The amounts attributable to fixed income securities are reported in the Statements of Operations and Comprehensive Income in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.





                                                 TOTAL REALIZED
                                                 AND UNREALIZED
                                                 GAINS (LOSSES)
($IN THOUSANDS)                                   INCLUDED IN:
                                                                        OCI ON            PURCHASES,             NET
                              BALANCE AS OF                          STATEMENT OF      SALES, ISSUANCES      TRANSFERS IN
                              DECEMBER 31,                            FINANCIAL              AND             AND/OR (OUT)
                                       2008     NET INCOME (1)      POSITION          SETTLEMENTS, NET      OF LEVEL 3
                                                ----------------
ASSETS
Fixed income securities:
Corporate                    $        1,307     $            (2)    $          96     $            (216)    $         (96)
CMBS                                     --                  --               535                    --               623
ABS                                   6,002                 288               (19)               (6,271)               --
TOTAL RECURRING
   LEVEL 3 ASSETS            $        7,309     $           286     $         612     $          (6,487)    $         527

LIABILITIES
Contractholder funds:
Derivatives embedded
 in life and annuity
contracts                    $      (36,544)    $        19,984     $          --     $           1,034     $          --
   TOTAL RECURRING
     LEVEL 3 LIABILITIES     $      (36,544)    $        19,984     $          --     $           1,034     $          --
                             ---------------    ----------------    --------------    ------------------    --------------


                                 TOTAL
                            GAINS (LOSSES)
                            INCLUDED IN NET
                              INCOME FOR
($IN THOUSANDS)                FINANCIAL
                                                   INSTRUMENTS
                             BALANCE AS OF       STILL HELD AS OF
                             DECEMBER 31,          DECEMBER 31,
                                       2009               2009 (2)

ASSETS
Fixed income securities:
Corporate                  $          1,089     $              (2)
CMBS                                  1,158                    --
ABS                                      --                    --
TOTAL RECURRING
   LEVEL 3 ASSETS          $          2,247     $              (2)

LIABILITIES
Contractholder funds:
Derivatives embedded
 in life and annuity
contracts                  $        (15,526)    $          19,984
   TOTAL RECURRING
     LEVEL 3 LIABILITIES   $        (15,526)    $          19,984
                           -----------------    ------------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.



The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2008.



                                                   TOTAL REALIZED
                                                   AND UNREALIZED                                                  TOTAL
                                                   GAINS (LOSSES)                                             GAINS (LOSSES)
($IN THOUSANDS)                                     INCLUDED IN:                                                INCLUDED IN
                                                  ================                                            ===============


                                                                          OCI ON            PURCHASES,
                                BALANCE AS OF                           STATEMENT        SALES, ISSUANCES      BALANCE AS OF
                                 JANUARY 1,             NET            OF FINANCIAL            AND             DECEMBER 31,
                                         2008     INCOME (1)          POSITION          SETTLEMENTS, NET                2008
                                                  ----------------
ASSETS
Fixed income securities:
Corporate                      $        1,500     $            (1)    $          --     $            (192)    $        1,307
ABS                                    10,484                 181              (434)               (4,229)             6,002
   TOTAL RECURRING LEVEL 3
      ASSETS                   $       11,984     $           180     $        (434)    $          (4,421)    $        7,309

LIABILITIES
Contractholder funds:
Derivatives embedded in
life and annuity contracts     $         (256)    $       (36,498)    $          --     $             210     $      (36,544)
   TOTAL RECURRING LEVEL 3
      LIABILITIES              $         (256)    $       (36,498)    $          --     $             210     $      (36,544)
                               ---------------    ----------------    --------------    ------------------    ---------------





($IN THOUSANDS)

                               NET INCOME FOR
                                 FINANCIAL
                                INSTRUMENTS
                              STILL HELD AS OF
                                DECEMBER 31,
                                       2008 (2)

ASSETS
Fixed income securities:
Corporate                    $              (2)
ABS                                         (1)
   TOTAL RECURRING LEVEL 3
      ASSETS                 $              (3)

LIABILITIES
Contractholder funds:
Derivatives embedded in
life and annuity contracts   $         (36,498)
   TOTAL RECURRING LEVEL 3
      LIABILITIES            $         (36,498)
                             ------------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2010 and 2009, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $12.69 billion and $11.66 billion, respectively, as of December 31, 2010 and were $13.64 billion and $12.64 billion, respectively, as of December 31, 2009.

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

6.  DERIVATIVE  FINANCIAL  INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company does not use derivatives for trading purposes. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts.


The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments.



                                   BALANCE         VOLUME -        FAIR
                                                  ==========    ==========
                                    SHEET          NOTIONAL       VALUE,      GROSS        GROSS
                                ==============    ==========    ==========    ======    ===========
($IN THOUSANDS)                 LOCATION          AMOUNT        NET           ASSET     LIABILITY
Equity index and forward
 starting options in life and
 annuity product                Contractholder
 contracts                      funds             $4,351,559    $(473,746)    $   --    $ (473,746)
                                --------------    ----------    ----------    ------    -----------
Guaranteed accumulation         Contractholder
benefits                        funds                228,195      (18,422)        --       (18,422)
Guaranteed withdrawal           Contractholder
 benefits                       funds                 32,473       (1,981)        --        (1,981)
TOTAL DERIVATIVES                                 $4,612,227    $(494,149)    $   --    $ (494,149)



     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2009. None of these derivatives are designated as accounting hedging instruments.





                                  BALANCE         VOLUME -        FAIR
                                   SHEET          NOTIONAL       VALUE,      GROSS        GROSS
($IN THOUSANDS)                LOCATION          AMOUNT        NET           ASSET     LIABILITY
                                                 ==========    ==========    ======    ===========
Equity index and forward
starting options in life and   Contractholder
 annuity product contracts     funds             $4,018,238    $(199,765)    $   --    $ (199,765)
                               --------------    ----------    ----------    ------    -----------
Guaranteed accumulation        Contractholder
 benefits                      funds                237,005      (13,690)        --       (13,690)
Guaranteed withdrawal          Contractholder
 benefits                      funds                 37,835       (1,836)        --        (1,836)
TOTAL DERIVATIVES                                $4,293,078    $(215,291)    $   --    $ (215,291)



     For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2009 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(166.3) million and $21.0 million, respectively, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2010 or 2009.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists  of  the  following:

($IN THOUSANDS)                             2010          2009
Traditional life insurance            $1,363,098    $1,280,461
                                      ----------    ----------
Immediate fixed annuities                680,467       686,057
Accident and health insurance            961,030       831,211
Other                                      6,722         7,658
Total reserve for life-contingent
contract benefits                     $3,011,317    $2,805,387
                                      ----------    ----------





     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



                                                                  INTEREST
                                                         ==========================
PRODUCT                MORTALITY                         RATE
                       ==============================    ==========================
Traditional            Actual company experience         Interest rate assumptions
life insurance         plus loading                      range from 4.0% to 8.0%
-------------------    ------------------------------    --------------------------
                       1983 individual annuity
                       mortality table with internal
                       modifications; 1983
                       individual annuity
                       mortality  table; Annuity 2000
Immediate              mortality  table with internal    Interest rate assumptions
fixed annuities        modifications                     range from 1.2% to 8.8%
Accident and health
 insurance             Actual company experience
                       plus loading
Other:
Variable annuity
guaranteed minimum               100% of Annuity 2000    Interest rate assumptions
death benefits         mortality table                   range from 4.2% to 5.2%

                                           ESTIMATION
                     ------------------------------------------------------
PRODUCT              METHOD

Traditional          Net level premium reserve
life insurance       method using the Company's withdrawal experience rates
-------------------  ------------------------------------------------------




                     Present value of expected future
Immediate            benefits based on historical
fixed annuities      experience
Accident and health
 insurance           Unearned premium; additional
                     contract reserves for mortality risk
Other:
Variable annuity
guaranteed minimum   Projected benefit ratio applied to
death benefits       cumulative assessments


As  of  December  31,  contractholder  funds  consist  of  the  following:



($IN THOUSANDS)                               2010           2009
Interest-sensitive life insurance      $ 4,314,502    $ 3,844,319
Investment contracts:
     Fixed annuities                    12,728,648     13,675,700
     Other investment contracts            203,921        113,008
        Total contractholder funds     $17,247,071    $17,633,027
                                       -----------    -----------


The following table highlights the key contract provisions relating to contractholder funds:



PRODUCT                               INTEREST RATE                           WITHDRAWAL/SURRENDER CHARGES
                                      ====================================    ==============================================
                                      Interest rates credited range
                                      from 0% to 11.5% for equity-
                                      indexed life (whose returns
                                      are indexed to the S&P 500)             Either a percentage of account balance or
Interest-sensitive life insurance     and 2.7% to 6.0% for all                dollar amount grading off generally over 20
                                      other products                          years
                                      ------------------------------------    ----------------------------------------------
                                      Interest rates credited range from
                                      0% to 8.8% for immediate annuities;     Either a declining or a level percentage
                                      0% to 14.0% for equity-indexed          charge generally over nine years or less.
                                      annuities (whose returns are            Additionally, approximately 19.0% of fixed
Fixed annuities                       indexed to the S&P 500); and  1.0%      annuities are subject to market value
                                      to 8.5% for all other products          adjustment for discretionary withdrawals.
Other investment contracts:
Guaranteed minimum income,
 accumulation and withdrawal
benefits on variable annuities and
 secondary guarantees on interest-                                            Withdrawal and surrender charges are based
sensitive life insurance and fixed    Interest rates used in establishing     on the terms of the related interest-sensitive
annuities                             reserves range from 1.8% to 10.3%       life insurance or fixed annuity contract.




Contractholder  funds  activity  for  the years ended December 31 is as follows:



($IN THOUSANDS)                                     2010                2009
Balance, beginning of year               $    17,633,027     $    17,787,376
                                         ----------------    ----------------
Deposits                                       1,521,086           1,751,516
Interest credited                                743,075             821,046
Benefits                                        (504,789)           (523,905)
Surrenders and partial withdrawals            (1,811,355)         (1,826,122)
Contract charges                                (471,729)           (417,398)
Net transfers from separate accounts              18,788              14,400
Other adjustments                                118,968              26,114
Balance, end of year                     $    17,247,071     $     17,633,027
                                         ----------------    ----------------


The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.



($IN MILLIONS)                                         DECEMBER 31,
                                             ==========================
                                                      2010         2009
                                             -------------
In the event of death
   Separate account value                    $     1,318.1    $ 1,405.4
   Net amount at risk (1)                    $       126.3    $   213.1
   Average attained age of
contractholders                                   57 years     57 years

At annuitization (includes income
benefit guarantees)
   Separate account value                    $       252.8    $   263.7
   Net amount at risk (2)                    $        40.9    $    75.9
   Weighted average waiting period until
      annuitization options available              3 years      3 years

For cumulative periodic withdrawals
   Separate account value                    $        33.1    $    37.8
   Net amount at risk (3)                    $         0.3    $     0.6

Accumulation at specified dates
   Separate account value                    $       233.7    $   236.8
   Net amount at risk (4)                    $        18.9    $    26.9
   Weighted average waiting period
until guarantee date                               9 years     10 years


______________________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2010, liabilities for guarantees included reserves for variable annuity death benefits of $6.7 million, variable annuity income benefits of $19.8 million, variable annuity accumulation benefits of $18.4 million, variable annuity withdrawal benefits of $2.0 million and interest-sensitive life and fixed annuity guarantees of $163.7 million. As of December 31, 2009, liabilities for guarantees included reserves for variable annuity death benefits of $7.7 million, variable annuity income benefits of $24.7 million, variable annuity accumulation benefits of $13.7 million, variable annuity withdrawal benefits of $1.8 million and interest-sensitive life and fixed annuity guarantees of $72.8 million.

8.  REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

     As of December 31, 2010, 90.6% of the total reinsurance recoverables were related to ALIC and 9.4% were related to non-affiliated reinsurers. At both December 31, 2010 and 2009, 97% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:




($IN THOUSANDS)                                   2010                   2009           2008
PREMIUMS AND CONTRACT CHARGES
Direct                             $         1,228,272     $        1,194,526     $1,138,747
Assumed                                          7,465                  7,849          8,576
Ceded:
Affiliate                                     (782,113)              (734,369)      (691,267)
Non-affiliate                                 (453,624)              (468,006)      (456,056)
Premiums and contract charges,
net of reinsurance                 $                --     $               --     $        --
                                   --------------------    -------------------    -----------



     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:




($IN THOUSANDS)                                       2010            2009            2008
                                               ------------    ============    ============
INTEREST CREDITED TO CONTRACTHOLDER
FUNDS, CONTRACT BENEFITS AND EXPENSES
Direct                                         $ 2,186,031     $ 2,159,262     $ 2,065,299
Assumed                                              8,153          11,101           8,922
Ceded:
   Affiliate                                    (1,683,487)     (1,621,011)     (1,468,505)
   Non-affiliate                                  (510,697)       (549,352)       (605,716)
Interest credited to contractholder funds,
contract benefits and expenses,
net of reinsurance                             $        --     $        --     $        --
                                               ------------    ------------    ------------



9.  GUARANTEES  AND  CONTINGENT  LIABILITIES
GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2010.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES
----------------------------------------------
BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

- These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

- The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

- In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In the Company's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

- In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

- For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

- Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge. In January 2010, the cases were assigned to a new judge for further proceedings in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of
the federal law and thus not appealable at this time.   In March 2008, the Third
Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In January 2010, the case was assigned to a new judge for further proceedings in the trial court.

     In these agency program reorganization matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are pending from time to time that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time, is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

10.  INCOME  TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns through 2006 and the statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2010 or 2009, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:




($IN THOUSANDS)                       2010        2009
                                   --------    ========
DEFERRED ASSETS
Tax credit carryforward            $     7     $    --
Total deferred assets                    7          --
                                   --------    --------

DEFERRED LIABILITIES
Unrealized net capital gains        (5,463)     (2,995)
Other liabilities                     (377)       (305)
Total deferred liabilities          (5,840)     (3,300)
                                   --------    --------
      Net deferred liabilities     $(5,833)    $(3,300)
                                   --------    --------



     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

     The components of income tax expense for the years ended December 31 are as follows:




($IN THOUSANDS)                2010      2009      2008
                             ======    ======
Current                      $4,386    $4,447    $7,054
                             ------    ------    -------
Deferred                         65       187      (136)
Total income tax expense     $4,451    $4,634    $6,918
                             ------    ------    -------



     As of December 31, 2010, the Company has tax credit carryforwards of $7 thousand which will be available to offset future tax liabilities. These carryforwards will expire at the end of 2029 and 2030.

     The Company paid income taxes of $4.7 million, $6.8 million and $4.9 million in 2010, 2009 and 2008, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:




                                   2010     2009     2008
Statutory federal income tax rate  35.0%    35.0%    35.0%
                                   -----    -----    -----
Other                              (0.1)    (0.1)    (0.2)
Effective income tax rate          34.9%    34.9%    34.8%



11.   STATUTORY  FINANCIAL  INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income for 2010, 2009, and 2008 was $8.7 million, $8.5 million and $7.8 million, respectively. Statutory capital and surplus was $310.8 million and $306.0 million as of December 31, 2010 and 2009, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2011 without prior approval of the Nebraska Department of Insurance is $31.1 million. The Company did not pay any dividends in 2010.

12.  OTHER  COMPREHENSIVE  INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($IN THOUSANDS)                                               2010
                                                            =========
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------
Unrealized net holding gains arising during the period      $  7,746     $ (2,711)    $    5,035
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                         694         (243)           451
Unrealized net capital gains and losses                        7,052       (2,468)         4,584
                                                            ---------    ---------    -----------
Other comprehensive income                                  $  7,052     $ (2,468)    $    4,584

                                                                2009
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------                 -----------
Unrealized net holding gains arising during the period      $ 10,135     $ (3,547)    $    6,588
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                       1,238         (433)           805
Unrealized net capital gains and losses                        8,897       (3,114)         5,783
                                                            ---------    ---------    -----------
Other comprehensive income                                  $  8,897     $ (3,114)    $    5,783

                                                                2008
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------                 -----------
Unrealized net holding losses arising during the period     $ (3,078)    $  1,077     $   (2,001)
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                       3,615       (1,265)         2,350
Unrealized net capital gains and losses                       (6,693)       2,342         (4,351)
                                                            ---------    ---------    -----------
Other comprehensive loss                                    $ (6,693)    $  2,342     $   (4,351)




                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2010




                                                                       AMOUNT AT
                                                                         WHICH
                                                                        SHOWN IN
                                            AMORTIZED       FAIR      THE BALANCE
($IN THOUSANDS)                             COST          VALUE       SHEET
                                            ==========    ========    ------------
Type of investment
----------------------------------------
Fixed maturities:
 Bonds:
   United States government, government
agencies and authorities                    $   70,426    $ 73,556    $     73,556
   States, municipalities and political
subdivisions                                     2,999       3,176           3,176
   Foreign governments                           4,998       5,090           5,090
   Public utilities                             14,013      15,063          15,063
   All other corporate bonds                   140,248     148,524         148,524
 Asset-backed securities                         8,265       8,382           8,382
 Residential mortgage-backed securities         55,376      57,802          57,802
 Commercial mortgage-backed securities           8,523       8,863           8,863

   Total fixed maturities                      304,848     320,456         320,456
                                            ----------    --------    ------------

Short-term investments                          11,593      11,593          11,593

   Total investments                        $  316,441    $332,049    $    332,049




                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE





($IN THOUSANDS)                                                      ASSUMED                  PERCENTAGE
                                                                                              -----------
                                                   CEDED TO          FROM                     OF AMOUNT
                                   GROSS           OTHER             OTHER         NET        ASSUMED
                                   AMOUNT          COMPANIES (1)     COMPANIES     AMOUNT     TO NET
YEAR ENDED DECEMBER 31, 2010
Life insurance in force            $358,242,997    $  364,544,022    $6,301,025    $    --           -- %

Premiums and contract charges:
Life and annuities                 $  1,111,971    $    1,119,436    $    7,465    $    --           -- %
Accident and health insurance           116,301           116,301            --         --           -- %
                                   $  1,228,272    $    1,235,737    $    7,465    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------

YEAR ENDED DECEMBER 31, 2009
Life insurance in force            $349,952,260    $  356,581,252    $6,628,992    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,072,840    $    1,080,689    $    7,849    $    --           -- %
 Accident and health insurance          121,686           121,686            --         --           -- %
                                   $  1,194,526    $    1,202,375    $    7,849    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------

YEAR ENDED DECEMBER 31, 2008
Life insurance in force            $337,177,898    $  344,250,029    $7,072,131    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,017,339    $    1,025,915    $    8,576    $    --           -- %
 Accident and health insurance          121,408           121,408            --         --           -- %
                                   $  1,138,747    $    1,147,323    $    8,576    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------


____________
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2010, 2009 and 2008.

               -----------------------------------------------------------------
               LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2010 AND FOR THE PERIODS ENDED DECEMBER 31, 2010 AND 2009, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Accounts") as of December 31, 2010, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2010, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 22, 2011

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    DWS Investments
                         AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein     Variable
                               Fund               Fund             Fund              Fund              Fund         Insurance Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                 VPS              VPS              VPS               VPS               VPS
                               Growth        International     International        Small           Small/Mid           DWS VIP
                             and Income         Growth             Value          Cap Growth         Cap Value        Equity 500
                              Class A          Class A           Class A            Class A           Class A           Index A
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $          69,678 $          82,863 $          54,087 $          85,547 $          51,046 $      2,080,115
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
      Total assets       $          69,678 $          82,863 $          54,087 $          85,547 $          51,046 $      2,080,115
                         ================= ================= ================= ================= ================= ================
NET ASSETS
Accumulation units       $          69,678 $          82,863 $          54,087 $          85,547 $          51,046 $      2,080,115
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
      Total net assets   $          69,678 $          82,863 $          54,087 $          85,547 $          51,046 $      2,080,115
                         ================= ================= ================= ================= ================= ================
FUND SHARE INFORMATION
Number of shares                     4,053             4,499             3,630             5,229             3,012          157,943
                         ================= ================= ================= ================= ================= ================
Cost of investments      $          60,344 $          66,937 $          49,875 $          61,872 $          40,228 $      1,930,149
                         ================= ================= ================= ================= ================= ================
ACCUMULATION UNIT VALUE
   Lowest                $            8.80 $            8.30 $            6.78 $           11.82 $           11.35 $          17.42
                         ================= ================= ================= ================= ================= ================
   Highest               $            8.80 $            8.30 $            6.78 $           11.82 $           11.35 $          17.42
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                          DWS Investments
                             Variable        DWS Variable      DWS Variable      DWS Variable      DWS Variable      DWS Variable
                          Insurance Trust       Series I          Series I          Series I          Series I         Series II
                            Sub-Account       Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              DWS VIP           DWS VIP        DWS VIP Global    DWS VIP Growth       DWS VIP            DWS VIP
                         Small Cap Index A        Bond         Opportunities      and Income        International       Balanced A
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         818,474 $       5,635,566 $       6,498,029 $       1,490,294 $       1,925,103 $       3,586,993
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $         818,474 $       5,635,566 $       6,498,029 $       1,490,294 $       1,925,103 $       3,586,993
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $         818,474 $       5,635,566 $       6,498,029 $       1,490,294 $       1,925,103 $       3,586,993
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $         818,474 $       5,635,566 $       6,498,029 $       1,490,294 $       1,925,103 $       3,586,993
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    65,953           995,683           455,044           197,129           234,197           162,087
                         ================= ================= ================= ================= ================= =================
Cost of investments      $         786,300 $       6,417,249 $       5,944,877 $       1,609,602 $       2,441,501 $       3,437,748
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           23.36 $           15.47 $           27.98 $           12.09 $           12.49 $           11.85
                         ================= ================= ================= ================= ================= =================
   Highest               $           23.36 $           17.99 $           27.98 $           12.09 $           12.49 $           12.33
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity         Fidelity
                             Federated          Federated        Federated          Variable          Variable         Variable
                             Insurance          Insurance        Insurance         Insurance         Insurance         Insurance
                              Series              Series          Series         Products Fund     Products Fund     Products Fund
                            Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                Federated
                             Federated        Fund for U.S.      Federated                                                VIP
                              Capital           Government      High Income        VIP Asset                           Emerging
                          Income Fund II      Securities II    Bond Fund II         Manager        VIP Contrafund       Markets
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       2,609,423 $       7,486,533 $       9,095,335 $       9,080,446 $      61,286,184 $          40,830
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       2,609,423 $       7,486,533 $       9,095,335 $       9,080,446 $      61,286,184 $          40,830
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       2,609,423 $       7,486,533 $       9,095,335 $       9,080,446 $      61,286,184 $          40,830
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       2,609,423 $       7,486,533 $       9,095,335 $       9,080,446 $      61,286,184 $          40,830
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   285,183           651,003         1,293,789           624,515         2,566,423             4,120
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       2,507,179 $       7,374,868 $       8,619,847 $       8,845,851 $      64,472,440 $          38,945
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           13.20 $           18.35 $           19.50 $           17.11 $            9.63 $           11.43
                         ================= ================= ================= ================= ================= =================
   Highest               $           20.17 $           21.38 $           27.13 $           23.99 $           31.51 $           11.43
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity           Fidelity         Fidelity           Fidelity          Fidelity         Fidelity
                             Variable           Variable         Variable           Variable          Variable         Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                    VIP               VIP                                 VIP
                                VIP                               Growth              High                             Index 500
                           Equity-Income       VIP Growth        & Income            Income        VIP Index 500     Service Class
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $      30,667,319 $      35,254,881 $         107,902 $          85,794 $      40,394,948 $         797,789
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $      30,667,319 $      35,254,881 $         107,902 $          85,794 $      40,394,948 $         797,789
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $      30,667,319 $      35,254,881 $         107,902 $          85,794 $      40,394,948 $         797,789
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $      30,667,319 $      35,254,881 $         107,902 $          85,794 $      40,394,948 $         797,789
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                 1,612,372           950,523             8,543            15,403           305,121             6,041
                         ================= ================= ================= ================= ================= =================
Cost of investments      $      35,798,469 $      32,394,644 $          91,054 $          83,807 $      39,326,339 $         704,357
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $            8.82 $            9.13 $            8.90 $           12.13 $           12.84 $            9.48
                         ================= ================= ================= ================= ================= =================
   Highest               $           30.07 $           27.39 $            8.90 $           12.13 $           14.21 $            9.48
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity         Fidelity
                              Variable          Variable          Variable          Variable          Variable         Variable
                              Insurance        Insurance          Insurance        Insurance         Insurance         Insurance
                            Products Fund    Products Fund      Products Fund    Products Fund     Products Fund     Products Fund
                             Sub-Account      Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                  VIP                                                   VIP               VIP
                           VIP Investment         Mid                VIP                                Real             Value
                             Grade Bond           Cap           Money Market      VIP Overseas         Estate         Strategies
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       4,618,768 $         429,325 $      29,007,629 $      16,380,651 $         133,873 $          53,434
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       4,618,768 $         429,325 $      29,007,629 $      16,380,651 $         133,873 $          53,434
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       4,618,768 $         429,325 $      29,007,629 $      16,380,651 $         133,873 $          53,434
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       4,618,768 $         429,325 $      29,007,629 $      16,380,651 $         133,873 $          53,434
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   359,998            13,133        29,007,629           976,783             9,522             5,486
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       4,508,980 $         338,324 $      29,007,630 $      17,505,967 $         106,225 $          40,294
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           11.97 $           11.45 $           10.28 $           16.52 $            9.61 $           10.31
                         ================= ================= ================= ================= ================= =================
   Highest               $           14.56 $           11.45 $           16.41 $           20.70 $            9.61 $           10.31
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin           Franklin          Franklin          Franklin          Franklin         Franklin
                             Templeton         Templeton          Templeton        Templeton         Templeton         Templeton
                            Investments       Investments        Investments      Investments       Investments       Investments
                            Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                VIP               VIP                              VIP Mutual           VIP               VIP
                              Global              High               VIP             Global            Mutual            Small
                              Income            Income             Income          Discovery           Shares          Cap Value
                            Securities         Securities        Securities        Securities        Securities       Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         382,080 $          48,296 $         165,570 $         270,890 $          70,205 $         146,822
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $         382,080 $          48,296 $         165,570 $         270,890 $          70,205 $         146,822
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $         382,080 $          48,296 $         165,570 $         270,890 $          70,205 $         146,822
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $         382,080 $          48,296 $         165,570 $         270,890 $          70,205 $         146,822
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    19,162             7,285            10,922            12,802             4,350             8,871
                         ================= ================= ================= ================= ================= =================
Cost of investments      $         350,850 $          43,469 $         152,137 $         247,906 $          63,254 $         113,259
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           13.81 $           12.26 $           10.72 $           10.38 $            9.34 $           10.94
                         ================= ================= ================= ================= ================= =================
   Highest               $           13.81 $           12.26 $           10.72 $           10.38 $            9.34 $           10.94
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin           Franklin         Franklin
                             Templeton         Templeton         Templeton
                            Investments       Investments       Investments         Ibbotson          Ibbotson         Ibbotson
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                VIP               VIP                              Aggressive         Balanced       Conservative
                             Small-Mid         Strategic            VIP              Growth             ETF               ETF
                            Cap Growth           Income             U.S.           ETF Asset           Asset             Asset
                            Securities         Securities       Government         Allocation        Allocation       Allocation
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $          99,552 $          64,552 $         138,713 $       1,572,981 $       2,213,671 $         533,549
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $          99,552 $          64,552 $         138,713 $       1,572,981 $       2,213,671 $         533,549
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $          99,552 $          64,552 $         138,713 $       1,572,981 $       2,213,671 $         533,549
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $          99,552 $          64,552 $         138,713 $       1,572,981 $       2,213,671 $         533,549
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                     4,482             4,969            10,398           168,956           219,610            48,111
                         ================= ================= ================= ================= ================= =================
Cost of investments      $          75,654 $          61,721 $         137,778 $       1,291,943 $       1,943,546 $         515,481
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           11.22 $           12.16 $           11.48 $            9.67 $           10.26 $           10.80
                         ================= ================= ================= ================= ================= =================
   Highest               $           11.22 $           12.16 $           11.48 $           14.98 $           13.53 $           11.68
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Invesco           Invesco           Invesco           Invesco
                             Ibbotson           Ibbotson           Funds             Funds             Funds             Funds
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Growth           Income and                                                               Invesco
                                ETF              Growth                             Invesco           Invesco           UIF U.S.
                               Asset           ETF Asset          Invesco          LIT Growth      UIF High Yield    Mid Cap Value
                            Allocation         Allocation     LIT Government       and Income         Class I           Class I
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       3,263,122 $         498,693 $         810,938 $       3,330,090 $         344,315 $      10,687,294
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     Total assets        $       3,263,122 $         498,693 $         810,938 $       3,330,090 $         344,315 $      10,687,294
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       3,263,122 $         498,693 $         810,938 $       3,330,090 $         344,315 $      10,687,294
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     Total net assets    $       3,263,122 $         498,693 $         810,938 $       3,330,090 $         344,315 $      10,687,294
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   334,679            48,653            88,050           180,983            29,032           835,598
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       2,721,797 $         459,753 $         798,260 $       3,287,235 $         344,391 $      11,446,550
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $            9.95 $           10.55 $           10.81 $            9.84 $           18.58 $           10.36
                         ================= ================= ================= ================= ================= =================
   Highest               $           14.48 $           12.55 $           12.91 $           19.37 $           18.58 $           16.69
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Invesco           Invesco
                              Invesco           Invesco           Invesco           Invesco            Funds             Funds
                               Funds             Funds             Funds             Funds           (Class II)       (Class II)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                      Invesco          Invesco
                                              Invesco V.I.                         Invesco V.I.   LIT Growth and     LIT Mid Cap
                           Invesco V.I.         Capital         Invesco V.I.         Mid Cap          Income            Growth
                            Basic Value       Appreciation      Core Equity       Core Equity       (Class II)        (Class II)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       4,601,747 $       1,261,524 $         450,805 $       1,896,775 $       5,110,690 $       4,324,203
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       4,601,747 $       1,261,524 $         450,805 $       1,896,775 $       5,110,690 $       4,324,203
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       4,601,747 $       1,261,524 $         450,805 $       1,896,775 $       5,110,690 $       4,324,203
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       4,601,747 $       1,261,524 $         450,805 $       1,896,775 $       5,110,690 $       4,324,203
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   721,277            54,143            16,678           153,089           278,209         1,065,075
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       5,666,470 $       1,242,735 $         417,532 $       1,784,547 $       5,110,867 $       3,565,803
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $            9.70 $           11.37 $           11.59 $           15.23 $           13.90 $           15.58
                         ================= ================= ================= ================= ================= =================
   Highest               $           10.16 $           11.37 $           11.59 $           15.23 $           14.77 $           16.32
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                              Series             Series           Series             Series            Series           Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                Flexible            Forty             Global
                             Balanced          Enterprise          Bond            Portfolio         Technology    Janus Portfolio
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $      31,338,527 $      33,800,435 $       7,171,794 $       3,166,934 $          74,204 $      27,147,154
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $      31,338,527 $      33,800,435 $       7,171,794 $       3,166,934 $          74,204 $      27,147,154
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $      31,338,527 $      33,800,435 $       7,171,794 $       3,166,934 $          74,204 $      27,147,154
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $      31,338,527 $      33,800,435 $       7,171,794 $       3,166,934 $          74,204 $      27,147,154
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                 1,107,368           872,945           564,708            88,610            13,418         1,119,009
                         ================= ================= ================= ================= ================= =================
Cost of investments      $      27,310,271 $      27,772,723 $       6,789,527 $       2,775,139 $          59,172 $      24,851,358
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           11.37 $           10.13 $           12.62 $            8.51 $           11.72 $           14.04
                         ================= ================= ================= ================= ================= =================
   Highest               $           42.84 $           37.75 $           30.01 $           16.96 $           11.72 $           26.86
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Janus Aspen       Janus Aspen        Janus Aspen
                            Janus Aspen       Janus Aspen        Janus Aspen         Series            Series            Series
                              Series             Series            Series       (Service Shares)  (Service Shares)  (Service Shares)
                            Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account        Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                Mid                                                                   Mid Cap
                                Cap                               Worldwide         Balanced           Value            Overseas
                               Value            Overseas          Portfolio     (Service Shares)  (Service Shares)  (Service Shares)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         112,692 $         390,538 $      27,259,062 $       4,595,910 $       2,804,706 $      10,162,540
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $         112,692 $         390,538 $      27,259,062 $       4,595,910 $       2,804,706 $      10,162,540
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $         112,692 $         390,538 $      27,259,062 $       4,595,910 $       2,804,706 $      10,162,540
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $         112,692 $         390,538 $      27,259,062 $       4,595,910 $       2,804,706 $      10,162,540
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                     7,083             6,841           904,715           156,217           178,190           181,344
                         ================= ================= ================= ================= ================= =================
Cost of investments      $          99,155 $         304,950 $      24,485,853 $       4,223,675 $       2,594,979 $       9,098,135
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           11.01 $           10.54 $           13.53 $           18.88 $           17.15 $           10.40
                         ================= ================= ================= ================= ================= =================
   Highest               $           11.01 $           10.54 $           28.22 $           18.88 $           17.15 $           10.54
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                Legg Mason        Legg Mason        Legg Mason
                             Janus Aspen         Lazard           Partners         Partners          Partners        MFS Variable
                               Series          Retirement         Variable         Variable          Variable          Insurance
                          (Service Shares)    Series, Inc.     Portfolios I,     Portfolios I,     Portfolios I,        Trust
                             Sub-Account      Sub-Account     Inc. Sub-Account  Inc. Sub-Account  Inc. Sub-Account    Sub-Account
                         ----------------- ----------------- ----------------- - --------------- ----------------- -----------------
                                                                 Legg Mason        Legg Mason       Legg Mason
                                                Emerging         ClearBridge      ClearBridge      Western Assets
                              Worldwide         Markets           Variable          Variable      Variable Global          MFS
                          (Service Shares)       Equity      Investors Class I   Value Class I    High Yield Bond        Growth
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         664,571 $       2,006,036 $       1,338,246 $         902,531 $       1,928,944 $       6,505,653
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $         664,571 $       2,006,036 $       1,338,246 $         902,531 $       1,928,944 $       6,505,653
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $         664,571 $       2,006,036 $       1,338,246 $         902,531 $       1,928,944 $       6,505,653
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $         664,571 $       2,006,036 $       1,338,246 $         902,531 $       1,928,944 $       6,505,653
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    22,301            85,985           101,382            45,860           244,480           263,493
                         ================= ================= ================= ================= ================= =================
Cost of investments      $         587,984 $       1,665,148 $       1,372,412 $         946,520 $       1,992,521 $       5,252,846
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           16.77 $           55.10 $           12.11 $            9.18 $           15.69 $           15.42
                         ================= ================= ================= ================= ================= =================
   Highest               $           16.77 $           55.10 $           12.69 $            9.18 $           15.69 $           15.42
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                            MFS Variable      MFS Variable      MFS Variable      MFS Variable       MFS Variable    MFS Variable
                              Insurance        Insurance          Insurance        Insurance          Insurance        Insurance
                                Trust            Trust              Trust            Trust              Trust            Trust
                             Sub-Account      Sub-Account        Sub-Account      Sub-Account        Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                             MFS Investors
                                 MFS             Growth                             MFS New
                             High Income         Stock          MFS Investors      Discovery         MFS Research      MFS Total
                               Series            Series         Trust Series         Series             Series       Return Series
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         855,380 $         659,309 $       4,144,903 $       9,952,430 $       2,490,423 $      10,565,253
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $         855,380 $         659,309 $       4,144,903 $       9,952,430 $       2,490,423 $      10,565,253
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $         855,380 $         659,309 $       4,144,903 $       9,952,430 $       2,490,423 $      10,565,253
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $         855,380 $         659,309 $       4,144,903 $       9,952,430 $       2,490,423 $      10,565,253
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    97,424            59,883           206,831           543,552           130,800           564,685
                         ================= ================= ================= ================= ================= =================
Cost of investments      $         842,672 $         586,450 $       3,639,015 $       7,255,503 $       2,110,176 $      10,683,965
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           14.86 $           13.64 $           13.66 $           29.56 $           14.70 $           19.01
                         ================= ================= ================= ================= ================= =================
   Highest               $           14.86 $           13.64 $           13.66 $           29.56 $           14.70 $           19.01
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                               MFS Variable
                            MFS Variable      MFS Variable       Insurance        Oppenheimer       Oppenheimer       Oppenheimer
                              Insurance        Insurance           Trust            Variable          Variable         Variable
                                Trust            Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 MFS New
                                                                 Discovery                          Oppenheimer       Oppenheimer
                            MFS Utilities                         Series          Oppenheimer           Core            Global
                               Series       MFS Value Series  (Service Class)       Balanced            Bond          Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       2,186,718 $       1,457,033 $         989,813 $          69,837 $          35,097 $         219,597
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       2,186,718 $       1,457,033 $         989,813 $          69,837 $          35,097 $         219,597
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       2,186,718 $       1,457,033 $         989,813 $          69,837 $          35,097 $         219,597
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       2,186,718 $       1,457,033 $         989,813 $          69,837 $          35,097 $         219,597
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    86,534           112,252            55,796             6,089             4,540             7,247
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       2,133,864 $       1,441,281 $         780,261 $          62,742 $          32,724 $         186,117
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           33.69 $           14.53 $           16.34 $            8.02 $            7.44 $           10.11
                         ================= ================= ================= ================= ================= =================
   Highest               $           33.69 $           14.53 $           16.34 $            8.02 $            7.44 $           10.11
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Oppenheimer       Oppenheimer
                                                                                                      Variable           Variable
                                                                                                      Account            Account
                             Oppenheimer      Oppenheimer       Oppenheimer       Oppenheimer          Funds             Funds
                              Variable          Variable         Variable           Variable      (Service Shares   (Service Shares
                            Account Funds    Account Funds     Account Funds     Account Funds          ("SC))         ("SS"))
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------------------------- -----------------
                             Oppenheimer                                                             Oppenheimer
                             Main Street      Oppenheimer       Oppenheimer                          Main Street      Oppenheimer
                              Small Cap     Small & Mid Cap      Strategic        Oppenheimer         Small Cap         Global
                               Growth              Fund             Bond              Value           Growth (SC)   Securities (SS)
                         ----------------- ----------------- ----------------- ----------------------------------- -----------------
ASSETS
Investments at fair
   value                 $       6,874,160 $       1,126,995 $          44,940 $          87,531 $       6,912,711 $       6,694,508
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       6,874,160 $       1,126,995 $          44,940 $          87,531 $       6,912,711 $       6,694,508
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       6,874,160 $       1,126,995 $          44,940 $          87,531 $       6,912,711 $       6,694,508
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       6,874,160 $       1,126,995 $          44,940 $          87,531 $       6,912,711 $       6,694,508
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   389,250            24,210             8,054            10,310           395,012           222,853
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       6,085,164 $       1,018,419 $          40,991 $          70,793 $       5,989,223 $       6,483,486
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           10.99 $           11.17 $           11.36 $           11.26 $           16.58 $           16.03
                         ================= ================= ================= ================= ================= =================
   Highest               $           24.06 $           11.17 $           11.36 $           11.26 $           17.62 $           16.03
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                            Panorama Series
                                              Funds, Inc.
                          Panorama Series   (Service Shares    PIMCO Variable   PIMCO Variable     PIMCO Variable   PIMCO Variable
                            Funds, Inc.         ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------------------------- ----------------- -----------------------------------
                            Oppenheimer       Oppenheimer
                           International     International                                             PIMCO             PIMCO
                              Growth          Growth (SC)      Foreign Bond       Money Market      Real Return      Total Return
                         ----------------- ----------------------------------- ----------------- -----------------------------------
ASSETS
Investments at fair
   value                 $       1,093,019 $       2,293,261 $       5,134,695 $       2,898,104 $       3,280,420 $      19,735,438
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       1,093,019 $       2,293,261 $       5,134,695 $       2,898,104 $       3,280,420 $      19,735,438
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       1,093,019 $       2,293,261 $       5,134,695 $       2,898,104 $       3,280,420 $      19,735,438
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       1,093,019 $       2,293,261 $       5,134,695 $       2,898,104 $       3,280,420 $      19,735,438
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   584,502         1,182,093           514,498         2,898,104           249,651         1,781,177
                         ================= ================= ================= ================= ================= =================
Cost of investments      $         963,318 $       2,055,969 $       5,210,712 $       2,898,104 $       3,110,488 $      18,943,961
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $            9.52 $           17.36 $           14.76 $           11.72 $           14.67 $           16.51
                         ================= ================= ================= ================= ================= =================
   Highest               $           31.37 $           17.36 $           15.68 $           11.72 $           14.67 $           17.54
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   T. Rowe Price    T. Rowe Price
                          Putnam Variable   Putnam Variable   Putnam Variable        Rydex             Equity           Equity
                               Trust        Trust (Class IA)  Trust (Class IA)   Variable Trust     Series, Inc.     Series, Inc.
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                      Rydex
                                                              VT International     SGI VT U.S.     T. Rowe Price
                          VT International   VT High Yield      Value Fund         Long Short        Blue Chip      T. Rowe Price
                             Value Fund       (Class IA)       (Class IA)       Momentum Fund         Growth        Equity Income
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       4,453,367 $         918,608 $       1,362,609 $         733,281 $       2,573,886 $      22,388,191
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       4,453,367 $         918,608 $       1,362,609 $         733,281 $       2,573,886 $      22,388,191
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       4,453,367 $         918,608 $       1,362,609 $         733,281 $       2,573,886 $      22,388,191
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       4,453,367 $         918,608 $       1,362,609 $         733,281 $       2,573,886 $      22,388,191
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   476,296           130,670           144,191            57,288           229,402         1,123,905
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       6,186,190 $         882,909 $       1,759,959 $         706,323 $       2,174,650 $      23,097,947
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           14.71 $           20.65 $           20.95 $           19.75 $           13.59 $           19.03
                         ================= ================= ================= ================= ================= =================
   Highest               $           15.63 $           20.65 $           20.95 $           19.75 $           13.59 $           19.03
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                           T. Rowe Price     T. Rowe Price      T. Rowe Price         The              The               The
                              Equity             Equity        International         Alger            Alger             Alger
                            Series, Inc.      Series, Inc.      Series, Inc.       Portfolios       Portfolios        Portfolios
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                       Alger             Alger
                                             T. Rowe Price     T. Rowe Price         Alger            Capital           Income
                           T. Rowe Price      New America      International        Balanced       Appreciation        & Growth
                           Mid-Cap Growth       Growth             Stock           Class I-2        Class I-2         Class I-2
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       9,854,365 $       2,248,994 $       3,957,839 $          55,267 $      13,712,146 $       4,878,111
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       9,854,365 $       2,248,994 $       3,957,839 $          55,267 $      13,712,146 $       4,878,111
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       9,854,365 $       2,248,994 $       3,957,839 $          55,267 $      13,712,146 $       4,878,111
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       9,854,365 $       2,248,994 $       3,957,839 $          55,267 $      13,712,146 $       4,878,111
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   400,747           100,581           285,147             4,760           262,886           475,913
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       7,971,968 $       1,802,543 $       3,837,642 $          49,261 $       9,666,142 $       4,887,471
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           31.72 $           15.22 $           15.65 $           10.14 $           10.53 $           15.03
                         ================= ================= ================= ================= ================= =================
   Highest               $           31.72 $           15.22 $           15.65 $           10.14 $           24.03 $           15.03
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                The               The                The          The Universal    The Universal     The Universal
                               Alger             Alger              Alger         Institutional    Institutional     Institutional
                            Portfolios         Portfolios        Portfolios        Funds, Inc.      Funds, Inc.       Funds, Inc.
                            Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               Alger             Alger             Alger        Morgan Stanley     Morgan Stanley   Morgan Stanley
                             Large Cap           MidCap          SmallCap            UIF            UIF Emerging       UIF U.S.
                              Growth             Growth           Growth        Capital Growth     Markets Equity     Real Estate
                             Class I-2         Class I-2         Class I-2          Class I            Class I          Class I
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       9,942,679 $      21,479,967 $       6,228,126 $       1,827,123 $         221,955 $       4,970,415
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       9,942,679 $      21,479,967 $       6,228,126 $       1,827,123 $         221,955 $       4,970,415
                         ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       9,942,679 $      21,479,967 $       6,228,126 $       1,827,123 $         221,955 $       4,970,415
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       9,942,679 $      21,479,967 $       6,228,126 $       1,827,123 $         221,955 $       4,970,415
                         ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   227,625         1,684,703           194,325            88,267            14,431           385,005
                         ================= ================= ================= ================= ================= =================
Cost of investments      $       8,576,614 $      26,290,173 $       4,352,435 $       1,362,869 $         168,570 $       6,011,757
                         ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $            9.75 $            8.71 $           16.39 $           10.65 $            9.31 $           26.58
                         ================= ================= ================= ================= ================= =================
   Highest               $           14.65 $           22.15 $           16.39 $           16.51 $            9.31 $           26.58
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                               Van Eck           Van Eck          Van Eck
                              Worldwide         Worldwide        Worldwide
                              Insurance         Insurance        Insurance        Wells Fargo       Wells Fargo
                                Trust             Trust             Trust        Variable Trust    Variable Trust
                             Sub-Account       Sub-Account       Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- -----------------
                               Van Eck                             Van Eck
                              Worldwide          Van Eck          Worldwide      Wells Fargo VT    Wells Fargo VT
                              Emerging          Worldwide       Multi-Manager      Advantage        Advantage
                               Markets         Hard Assets      Alternatives       Discovery        Opportunity
                         ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       4,564,960 $       4,409,053 $         235,695 $       5,782,293 $       7,106,791
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total assets       $       4,564,960 $       4,409,053 $         235,695 $       5,782,293 $       7,106,791
                         ================= ================= ================= ================= =================
NET ASSETS
Accumulation units       $       4,564,960 $       4,409,053 $         235,695 $       5,782,293 $       7,106,791
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total net assets   $       4,564,960 $       4,409,053 $         235,695 $       5,782,293 $       7,106,791
                         ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   322,840           117,044            23,267           271,724           385,819
                         ================= ================= ================= ================= =================
Cost of investments      $       4,307,631 $       3,387,433 $         230,937 $       3,996,199 $       7,501,882
                         ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
   Lowest                $           30.74 $           38.01 $           11.68 $           17.19 $           14.60
                         ================= ================= ================= ================= =================
   Highest               $           30.74 $           38.01 $           11.68 $           17.19 $           14.60
                         ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    DWS Investments
                         AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein      Variable
                               Fund               Fund             Fund              Fund              Fund         Insurance Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                 VPS             VPS                 VPS              VPS               VPS             DWS VIP
                            Growth and       International     International       Small Cap        Small/Mid         Equity 500
                           Income Class A   Growth Class A     Value Class A     Growth Class A  Cap Value Class A      Index A
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $               - $           1,230 $           1,423 $               - $             114 $         34,416
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                 -                 -                 -                 -                -
      Administrative
         expense                         -                 -                 -                 -                 -                -
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
      Net investment
         income (loss)                   -             1,230             1,423                 -               114           34,416
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                       1,654            21,767             9,052            15,117             8,378          179,268
      Cost of
         investments
         sold                        1,548            17,796             8,449            12,114             7,011          182,913
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
      Realized gains
         (losses)
         on fund shares                106             3,971               603             3,003             1,367           (3,645)
Realized gain
   distributions                         -                 -                 -                 -                 -                -
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
      Net realized
         gains (losses)                106             3,971               603             3,003             1,367           (3,645)
Change in unrealized
   gains (losses)                    7,064             5,156             1,287            18,127             7,632          234,707
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments              7,170             9,127             1,890            21,130             8,999          231,062
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $           7,170 $          10,357 $           3,313 $          21,130 $           9,113 $        265,478
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                          DWS Investments
                             Variable         DWS Variable      DWS Variable      DWS Variable      DWS Variable      DWS Variable
                          Insurance Trust       Series I          Series I          Series I          Series I          Series II
                            Sub-Account       Sub-Account        Sub-Account       Pub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  DWS VIP           DWS VIP
                              DWS VIP           DWS VIP            Global          Growth and         DWS VIP           DWS VIP
                         Small Cap Index A       Bond          Opportunities         Income        International       Balanced A
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $          6,164  $        249,691  $         18,901  $         22,322  $         42,888  $        102,843
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -            (9,450)                -                 -                 -            (2,317)
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)              6,164           240,241            18,901            22,322            42,888           100,526
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     72,605         1,021,650         1,719,397           128,099           394,073           416,134
      Cost of
         investments
         sold                      81,381         1,179,584         1,992,210           153,579           537,572           426,097
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               (8,776)         (157,934)         (272,813)          (25,480)         (143,499)           (9,963)
Realized gain
   distributions                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)            (8,776)         (157,934)         (272,813)          (25,480)         (143,499)           (9,963)
Change in unrealized
   gains (losses)                 173,668           288,364         1,406,781           193,162           116,457           278,002
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           164,892           130,430         1,133,968           167,682           (27,042)          268,039
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        171,056  $        370,671  $      1,152,869  $        190,004  $         15,846  $        368,565
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Fidelity          Fidelity         Fidelity
                             Federated         Federated          Federated        Variable          Variable         Variable
                             Insurance         Insurance          Insurance        Insurance         Insurance        Insurance
                              Series             Series            Series        Products Fund     Products Fund    Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                              Federated
                             Federated       Fund for U.S.       Federated                                              VIP
                              Capital          Government       High Income        VIP Asset                          Emerging
                           Income Fund II    Securities II      Bond Fund II         Manager      VIP Contrafund      Markets (a)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        156,065  $        383,658  $        645,561  $        145,802  $        698,438  $             308
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (8,520)          (14,718)          (21,243)          (33,289)         (121,123)                 -
      Administrative
         expense                        -                 -                 -                 -                 -                  -
                         ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
      Net investment
         income (loss)            147,545           368,940           624,318           112,513           577,315                308
                         ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    545,390         2,005,471         1,758,039         2,153,839         6,233,728              1,149
      Cost of
         investments
         sold                     556,373         1,998,767         1,771,044         2,300,411         7,474,841              1,105
                         ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
      Realized gains
         (losses) on
         fund shares              (10,983)            6,704           (13,005)         (146,572)       (1,241,113)                44
Realized gain
   distributions                        -                 -                 -            44,091            25,436                129
                         ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
      Net realized
         gains (losses)           (10,983)            6,704           (13,005)         (102,481)       (1,215,677)               173
Change in unrealized
   gains (losses)                 150,419            18,128           506,808         1,064,447         9,540,355              1,886
                         ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           139,436            24,832           493,803           961,966         8,324,678              2,059
                         ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        286,981  $        393,772  $      1,118,121  $      1,074,479  $      8,901,993  $           2,367
                         ================  ================  ================  ================  ================  =================

(a)  For period beginning April 30, 2010 and ended December 31, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity           Fidelity          Fidelity         Fidelity          Fidelity          Fidelity
                             Variable           Variable          Variable         Variable          Variable          Variable
                             Insurance         Insurance          Insurance        Insurance         Insurance         Insurance
                           Products Fund     Products Fund      Products Fund    Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                      VIP              VIP                                 VIP
                                 VIP                                Growth            High                              Index 500
                            Equity-Income       VIP Growth         & Income          Income         VIP Index 500     Service Class
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $        522,329  $         87,104  $            681  $           6,387 $        731,399  $          11,482
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk            (100,047)          (92,738)                -                  -          (11,829)                 -
      Administrative
         expense                        -                 -                 -                  -                -                  -
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net investment
         income (loss)            422,282            (5,634)              681              6,387          719,570             11,482
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  3,347,050         4,769,235             7,982              5,195        3,093,598             42,102
      Cost of
         investments
         sold                   4,333,602         5,227,805             7,401              4,891        3,304,405             38,679
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Realized gains
         (losses) on
         fund shares             (986,552)         (458,570)              581                304         (210,807)             3,423
Realized gain
   distributions                        -           105,803                 -                  -          679,892              6,645
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net realized
         gains (losses)          (986,552)         (352,767)              581                304          469,085             10,068
Change in unrealized
   gains (losses)               4,587,091         7,222,547            11,456                784        4,061,706             60,553
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         3,600,539         6,869,780            12,037              1,088        4,530,791             70,621
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $      4,022,821  $      6,864,146  $         12,718  $           7,475 $      5,250,361  $          82,103
                         ================  ================  ================  ================= ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity           Fidelity          Fidelity          Fidelity          Fidelity           Fidelity
                             Variable           Variable         Variable          Variable          Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance          Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund      Products Fund
                            Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account        Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                  VIP                                                    VIP               VIP
                           VIP Investment         Mid                VIP                                Real              Value
                             Grade Bond           Cap           Money Market      VIP Overseas         Estate          Strategies
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         162,895 $           1,387 $         56,573  $        212,112  $           1,571 $             259
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                 -          (50,964)          (34,373)                 -                 -
      Administrative
         expense                         -                 -                -                 -                  -                 -
                         ----------------- ----------------- ----------------  ----------------  ----------------- -----------------
      Net investment
         income (loss)             162,895             1,387            5,609           177,739              1,571               259
                         ----------------- ----------------- ----------------  ----------------  ----------------- -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     345,468            19,906       29,522,779         3,574,927             28,898             3,054
      Cost of
         investments
         sold                      328,968            17,295       29,522,779         4,495,609             23,874             2,552
                         ----------------- ----------------- ----------------  ----------------  ----------------- -----------------
      Realized gains
         (losses) on
         fund shares                16,500             2,611                -          (920,682)             5,024               502
Realized gain
   distributions                    49,671               928           18,342            28,924                  -                 -
                         ----------------- ----------------- ----------------  ----------------  ----------------- -----------------
      Net realized
         gains (losses)             66,171             3,539           18,342          (891,758)             5,024               502
Change in unrealized
   gains (losses)                   95,523            73,733                -         2,502,923             16,733             8,739
                         ----------------- ----------------- ----------------  ----------------  ----------------- -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            161,694            77,272           18,342         1,611,165             21,757             9,241
                         ----------------- ----------------- ----------------  ----------------  ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS            $         324,589 $          78,659 $         23,951  $      1,788,904  $          23,328 $           9,500
                         ================= ================= ================  ================  ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin            Franklin         Franklin          Franklin          Franklin         Franklin
                             Templeton          Templeton         Templeton         Templeton         Templeton        Templeton
                            Investments        Investments       Investments       Investments       Investments      Investments
                            Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                VIP               VIP                             VIP Mutual           VIP
                             Global              Global            High               VIP             Global           Mutual
                              Asset              Income           Income            Income           Discovery         Shares
                          Allocation (b)        Securities       Securities        Securities        Securities       Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $          2,770  $           5,352 $           2,234 $           4,460 $           3,411 $             998
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                  -                 -                 -                 -                 -
      Administrative
         expense                        -                  -                 -                 -                 -                 -
                         ----------------  ----------------- ----------------- ----------------- ----------------- -----------------
      Net investment
         income (loss)              2,770              5,352             2,234             4,460             3,411               998
                         ----------------  ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     90,250            104,858             6,494            10,401             8,986            14,802
      Cost of
         investments
         sold                      89,479            100,943             5,866             9,706             8,471            13,788
                         ----------------  ----------------- ----------------- ----------------- ----------------- -----------------
      Realized gains
         (losses) on
         fund shares                  771              3,915               628               695               515             1,014
Realized gain
   distributions                    4,106                846                 -                 -                 -                 -
                         ----------------  ----------------- ----------------- ----------------- ----------------- -----------------
      Net realized
         gains (losses)             4,877              4,761               628               695               515             1,014
Change in unrealized
   gains (losses)                  (5,294)            28,602             1,738            10,136            18,661             4,034
                         ----------------  ----------------- ----------------- ----------------- ----------------- -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments              (417)            33,363             2,366            10,831            19,176             5,048
                         ----------------  ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $          2,353  $          38,715 $           4,600 $          15,291 $          22,587 $           6,046
                         ================  ================= ================= ================= ================= =================

(b)  For period beginning January 1, 2010, and ended April 23, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                              Franklin          Franklin          Franklin        Franklin
                              Templeton        Templeton         Templeton        Templeton
                             Investments      Investments       Investments       Investments       Ibbotson           Ibbotson
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                 VIP              VIP               VIP                            Aggressive          Balanced
                                Small          Small-Mid         Strategic            VIP            Growth              ETF
                              Cap Value        Cap Growth         Income              U.S.           ETF Asset           Asset
                             Securities        Securities        Securities        Government       Allocation        Allocation
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $             864 $               - $           2,012 $           4,294 $          6,554  $         16,126
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                 -                 -                 -              (76)           (2,144)
      Administrative
         expense                         -                 -                 -                 -                -                 -
                         ----------------- ----------------- ----------------- ----------------- ----------------  ----------------
      Net investment
         income (loss)                 864                 -             2,012             4,294            6,478            13,982
                         ----------------- ----------------- ----------------- ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                      14,096            13,966            15,255            48,401          103,752           113,061
      Cost of
         investments
         sold                       12,331            11,953            14,586            47,857           90,520           104,149
                         ----------------- ----------------- ----------------- ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares                 1,765             2,013               669               544           13,232             8,912
Realized gain
   distributions                         -                 -                 -                 -                -                 -
                         ----------------- ----------------- ----------------- ----------------- ----------------  ----------------
      Net realized
      gains (losses)                 1,765             2,013               669               544           13,232             8,912
Change in unrealized
   gains (losses)                   25,677            17,316             1,756               948          175,131           186,085
                         ----------------- ----------------- ----------------- ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments             27,442            19,329             2,425             1,492          188,363           194,997
                         ----------------- ----------------- ----------------- ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $          28,306 $          19,329 $           4,437 $           5,786 $        194,841  $        208,979
                         ================= ================= ================= ================= ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Invesco           Invesco            Invesco
                              Ibbotson          Ibbotson          Ibbotson           Funds            Funds               Funds
                             Sub-Account      Sub-Account        Sub-Account    Sub-Account (c)   Sub-Account (c)    Sub-Account (f)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Conservative         Growth          Income and
                                 ETF              ETF              Growth                             Invesco          Invesco
                                Asset            Asset            ETF Asset       Invesco LIT        LIT Growth     UIF High Yield
                             Allocation        Allocation        Allocation      Government (d)    and Income (e)     Class I (g)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $          6,805  $         22,366  $          3,057  $           1,480 $          3,079  $         26,866
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                (324)             (159)             (157)                 -                -                 -
      Administrative
         expense                        -                 -                 -                  -                -                 -
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Net investment
         income (loss)              6,481            22,207             2,900              1,480            3,079            26,866
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    110,316            89,535            46,724            129,652          356,507            85,953
      Cost of
         investments
         sold                     106,202            83,638            44,694            128,466          382,573            87,981
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares                4,114             5,897             2,030              1,186          (26,066)           (2,028)
Realized gain
   distributions                      420                 -                 -                  -                -                 -
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Net realized
         gains (losses)             4,534             5,897             2,030              1,186          (26,066)           (2,028)
Change in unrealized
   gains (losses)                  14,353           332,950            31,220             36,546          399,653             8,330
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            18,887           338,847            33,250             37,732          373,587             6,302
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         25,368  $        361,054  $         36,150  $          39,212 $        376,666  $         33,168
                         ================  ================  ================  ================= ================  ================

(c)  Previously known as Van Kampen Life Investment Trust
(d)  Previously known as LIT Government
(e)  Previously known as LIT Growth and Income
(f)  Previously known as The Universal Institutional Funds, Inc.
(g)  Previously known as Van Kampen's UIF High Yield Class I

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Invesco
                              Invesco          Invesco           Invesco           Invesco           Invesco            Funds
                               Funds            Funds             Funds             Funds             Funds           (Class II)
                          Sub-Account (f)   Sub-Account (i)   Sub-Account (i)   Sub-Account (i)   Sub-Account (i)   Sub-Account (n)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Invesco                                                                                  Invesco
                              UIF U.S.                         Invesco V.I.                         Invesco V.I.    LIT Growth and
                           Mid Cap Value      Invesco V.I.       Capital         Invesco V.I.         Mid Cap           Income
                            Class I (h)     Basic Value (j)   Appreciation (k)  Core Equity (l)   Core Equity (m)   (Class II) (o)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         83,395  $         25,920  $          8,395  $           4,003 $          9,791  $          4,804
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (21,518)           (2,587)                -                  -                -           (13,322)
      Administrative
         expense                        -                 -                 -                  -                -                 -
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Net investment
         income (loss)             61,877            23,333             8,395              4,003            9,791            (8,518)
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  2,709,471           959,429           110,489             19,695          150,856           612,432
      Cost of
         investments
         sold                   3,461,020         1,249,279           124,468             19,575          156,675           674,520
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares             (751,549)         (289,850)          (13,979)               120           (5,819)          (62,088)
Realized gain
   distributions                        -                 -                 -                  -                -                 -
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Net realized
         gains (losses)          (751,549)         (289,850)          (13,979)               120           (5,819)          (62,088)
Change in unrealized
   gains (losses)               2,528,397           579,862           172,879             34,151          230,612           617,290
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         1,776,848           290,012           158,900             34,271          224,793           555,202
                         ----------------  ----------------  ----------------  ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $      1,838,725  $        313,345  $        167,295  $          38,274 $        234,584  $        546,684
                         ================  ================  ================  ================= ================  ================

(f)  Previously known as The Universal Institutional Funds, Inc.
(h)  Previously known as Van Kampen's UIF U.S. Mid Cap Value Class I
(i)  Previously known as AIM Variable Insurance Funds
(j)  Previously known as AIM V. I. Basic Value
(k)  Previously known as AIM V. I. Capital Appreciation
(l)  Previously known as AIM V. I. Core Equity
(m)  Previously known as AIM V. I. Mid Cap Core Equity
(n)  Previously known as Van Kampen Life Investment Trust (Class II)
(o)  Previously known as LIT Growth and Income (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Invesco
                               Funds          Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                            (Class II)           Series           Series            Series            Series            Series
                          Sub-Account (m)     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Invesco
                            LIT Mid Cap                                                                                 Global
                              Growth                                                Flexible           Forty              Life
                           (Class II) (p)      Balanced         Enterprise            Bond           Portfolio        Sciences (q)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $        862,426  $         20,453  $        278,678  $         10,751  $             32
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (3,841)          (88,473)          (91,473)          (14,962)           (3,961)                -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)             (3,841)          773,953           (71,020)          263,716             6,790                32
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    776,706         5,153,232         3,853,902         1,386,843           945,817            19,159
      Cost of
         investments
         sold                     780,848         4,658,648         3,776,861         1,285,143           950,925            17,128
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               (4,142)          494,584            77,041           101,700            (5,108)            2,031
Realized gain
   distributions                        -                 -                 -           199,965                 -               212
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)            (4,142)          494,584            77,041           301,665            (5,108)            2,243
Change in unrealized
   gains (losses)                 883,584         1,061,022         7,056,890            (4,592)          187,046            (1,870)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           879,442         1,555,606         7,133,931           297,073           181,938               373
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        875,601  $      2,329,559  $      7,062,911  $        560,789  $        188,728  $            405
                         ================  ================  ================  ================  ================  ================

(m)  Previously known as Van Kampen Life Investment Trust (Class II)
(p)  Previously known as LIT Mid Cap Growth (Class II)
(q)  For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Series             Series           Series             Series            Series            Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                    Mid                              Research
                              Global                                Cap                                Core            Worldwide
                            Technology      Janus Portfolio        Value           Overseas        Portfolio (q)       Portfolio
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $               - $        279,052  $             672 $           2,138 $             90  $        157,447
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -          (83,391)                 -                 -                -           (92,443)
      Administrative
         expense                         -                -                  -                 -                -                 -
                         ----------------- ----------------  ----------------- ----------------- ----------------  ----------------
      Net investment
         income (loss)                   -          195,661                672             2,138               90            65,004
                         ----------------- ----------------  ----------------- ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                      11,037        2,516,648              8,229            41,078           13,387         3,035,534
      Cost of
         investments
         sold                        9,842        2,580,443              7,717            35,003           10,602         3,056,789
                         ----------------- ----------------  ----------------- ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares                 1,195          (63,795)               512             6,075            2,785           (21,255)
Realized gain
   distributions                         -                -                  -                 -                -                 -
                         ----------------- ----------------  ----------------- ----------------- ----------------  ----------------
      Net realized
        gains (losses)               1,195          (63,795)               512             6,075            2,785           (21,255)
Change in unrealized
   gains (losses)                   11,783        3,276,719             10,554            60,070           (2,136)        3,627,209
                         ----------------- ----------------  ----------------- ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments             12,978        3,212,924             11,066            66,145              649         3,605,954
                         ----------------- ----------------  ----------------- ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $          12,978 $      3,408,585  $          11,738 $          68,283 $            739  $      3,670,958
                         ================= ================  ================= ================= ================  ================

(q)  For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen         Lazard
                               Series           Series            Series            Series            Series          Retirement
                          (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)    Series, Inc.
                             Sub-Account      Sub-Account        Sub-Account       Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                Mid Cap                        Risk-Managed Core                       Emerging
                              Balanced           Value            Overseas      (Service Shares)      Worldwide         Markets
                          (Service Shares)  (Service Shares)  (Service Shares)        (q)         (Service Shares)      Equity
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         109,674 $         12,893  $         42,934  $         11,763  $           2,955 $          21,583
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                -           (14,831)                -                  -                 -
      Administrative
         expense                         -                -                 -                 -                  -                 -
                         ----------------- ----------------  ----------------  ----------------  ----------------- -----------------
      Net investment
         income (loss)             109,674           12,893            28,103            11,763              2,955            21,583
                         ----------------- ----------------  ----------------  ----------------  ----------------- -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     182,676          306,455         1,509,201           642,340             70,801           243,807
      Cost of
         investments
         sold                      173,825          315,107         1,628,774           741,044             69,952           225,899
                         ----------------- ----------------  ----------------  ----------------  ----------------- -----------------
      Realized gains
         (losses) on
         fund shares                 8,851           (8,652)         (119,573)          (98,704)               849            17,908
Realized gain
   distributions                         -                -                 -                 -                  -                 -
                         ----------------- ----------------  ----------------  ----------------  ----------------- -----------------
      Net realized
         gains (losses)              8,851           (8,652)         (119,573)          (98,704)               849            17,908
Change in unrealized
   gains (losses)                  219,654          367,721         1,850,010           129,373             86,078           327,319
                         ----------------- ----------------  ----------------  ----------------  ----------------- -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            228,505          359,069         1,730,437            30,669             86,927           345,227
                         ----------------- ----------------  ----------------  ----------------  ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         338,179 $        371,962  $      1,758,540  $         42,432  $          89,882 $         366,810
                         ================= ================  ================  ================  ================= =================

(q)  For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                             Legg Mason        Legg Mason       Legg Mason
                              Partners          Partners          Partners       MFS Variable      MFS Variable      MFS Variable
                              Variable          Variable          Variable         Insurance         Insurance         Insurance
                            Portfolios I,     Portfolios I,     Portfolios I,        Trust             Trust             Trust
                          Inc. Sub-Account  Inc. Sub-Account  Inc. Sub-Account    Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                             Legg Mason
                             ClearBridge       Legg Mason        Legg Mason                                         MFS Investors
                              Variable        ClearBridge      Western Assets                           MFS             Growth
                          Investors Class       Variable      Variable Global         MFS           High Income          Stock
                                I            Value Class I    High Yield Bond       Growth             Series            Series
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         37,262  $         14,123  $        161,957  $           7,124 $         54,016  $           2,643
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (1,716)                -                 -                  -                -                  -
      Administrative
         expense                        -                 -                 -                  -                -                  -
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net investment
         income (loss)             35,546            14,123           161,957              7,124           54,016              2,643
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    240,250           141,250           188,920            648,928           65,606             70,378
      Cost of
         investments
         sold                     271,154           166,654           196,728            580,502           68,315             69,516
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Realized gains
         (losses) on
         fund shares              (30,904)          (25,404)           (7,808)            68,426           (2,709)               862
Realized gain
   distributions                        -                 -                 -                  -                -                  -
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net realized
         gains (losses)           (30,904)          (25,404)           (7,808)            68,426           (2,709)               862
Change in unrealized
   gains (losses)                 109,524           141,781            96,582            812,526           52,072             70,360
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            78,620           116,377            88,774            880,952           49,363             71,222
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        114,166  $        130,500  $        250,731  $         888,076 $        103,379  $          73,865
                         ================  ================  ================  ================= ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                           MFS Variable       MFS Variable     MFS Variable      MFS Variable      MFS Variable      MFS Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                               Trust             Trust             Trust             Trust             Trust             Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                MFS New
                           MFS Investors       Discovery       MFS Research        MFS Total       MFS Utilities
                           Trust Series         Series           Series          Return Series        Series        MFS Value Series
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $          46,241 $               - $          20,483 $        274,159  $         59,937  $         18,927
Charges from Lincoln
   Benefit Life
      Company:
      Mortality and
         expense risk                    -                 -                 -                -                 -                 -
      Administrative
         expense                         -                 -                 -                -                 -                 -
                         ----------------- ----------------- ----------------- ----------------  ----------------  ----------------
      Net investment
         income (loss)              46,241                 -            20,483          274,159            59,937            18,927
                         ----------------- ----------------- ----------------- ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     488,949           995,778           216,258        1,016,727           218,790           124,151
      Cost of
         investments
         sold                      464,576           875,961           204,113        1,084,454           235,230           131,839
                         ----------------- ----------------- ----------------- ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares                24,373           119,817            12,145          (67,727)          (16,440)           (7,688)
Realized gain
   distributions                         -                 -                 -                -                 -                 -
                         ----------------- ----------------- ----------------- ----------------  ----------------  ----------------
      Net realized
         gains (losses)            24,373           119,817            12,145          (67,727)          (16,440)           (7,688)
Change in unrealized
   gains (losses)                  350,190         2,567,197           314,895          764,231           220,509           138,335
                         ----------------- ----------------- ----------------- ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            374,563         2,687,014           327,040          696,504           204,069           130,647
                         ----------------- ----------------- ----------------- ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         420,804 $       2,687,014 $         347,523 $        970,663  $        264,006  $        149,574
                         ================= ================= ================= ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                            MFS Variable
                              Insurance       Oppenheimer       Oppenheimer        Oppenheimer      Oppenheimer      Oppenheimer
                                Trust           Variable         Variable           Variable         Variable          Variable
                          (Service Class)    Account Funds     Account Funds      Account Funds    Account Funds     Account Funds
                             Sub-Account      Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               MFS New                                                              Oppenheimer
                              Discovery                         Oppenheimer        Oppenheimer       Main Street      Oppenheimer
                               Series         Oppenheimer         Core              Global           Small Cap      Small & Mid Cap
                          (Service Class)      Balanced            Bond            Securities         Growth           Fund (r)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $             393 $             365 $           1,190 $         36,230  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (4,920)                 -                 -                 -                -                 -
      Administrative
         expense                        -                  -                 -                 -                -                 -
                         ----------------  ----------------- ----------------- ----------------- ----------------  ----------------
      Net investment
         income (loss)             (4,920)               393               365             1,190           36,230                 -
                         ----------------  ----------------- ----------------- ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    530,115              3,005             3,032            15,885          394,596           106,533
      Cost of
         investments
         sold                     459,613              2,807             2,889            14,909          395,437           116,684
                         ----------------  ----------------- ----------------- ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               70,502                198               143               976             (841)          (10,151)
Realized gain
   distributions                        -                  -                 -                 -                -                 -
                         ----------------  ----------------- ----------------- ----------------- ----------------  ----------------
      Net realized
         gains (losses)            70,502                198               143               976             (841)          (10,151)
Change in unrealized
   gains (losses)                 155,771              5,674             1,873            22,990        1,271,908           246,446
                         ----------------  ----------------- ----------------- ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           226,273              5,872             2,016            23,966        1,271,067           236,295
                         ----------------  ----------------- ----------------- ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        221,353  $           6,265 $           2,381 $          25,156 $      1,307,297  $        236,295
                         ================  ================= ================= ================= ================  ================

(r)  Previously known as Oppenheimer Mid Cap Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer        Oppenheimer
                                                                 Variable           Variable
                                                                 Account            Account                         Panorama Series
                            Oppenheimer       Oppenheimer         Funds              Funds                             Funds, Inc.
                              Variable         Variable       (Service Shares   (Service Shares   Panorama Series    (Service Shares
                           Account Funds     Account Funds         ("SC"))           ("SS"))         Funds, Inc.        ("SC"))
                            Sub-Account       Sub-Account        Sub-Account    Sub-Account (s)     Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                Oppenheimer      Oppenheimer
                             Oppenheimer                         Main Street        Global          Oppenheimer       Oppenheimer
                              Strategic       Oppenheimer         Small Cap       Securities       International     International
                                Bond             Value           Growth (SC)       (SS) (t)            Growth         Growth (SC)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $           2,038 $             465 $         25,101  $         70,535  $          11,558 $         23,183
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                 -          (20,108)                -                  -          (15,362)
      Administrative
         expense                         -                 -                -                 -                  -                -
                         ----------------- ----------------- ----------------  ----------------  ----------------- ----------------
      Net investment
         income (loss)               2,038               465            4,993            70,535             11,558            7,821
                         ----------------- ----------------- ----------------  ----------------  ----------------- ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                       5,130             7,635        2,748,126           358,246            167,612        1,051,431
      Cost of
         investments
         sold                        4,744             6,999        2,682,834           393,868            167,546        1,076,293
                         ----------------- ----------------- ----------------  ----------------  ----------------- ----------------
      Realized gains
      (losses) on fund
      shares                           386               636           65,292           (35,622)                66          (24,862)
Realized gain
   distributions                         -                 -                -                 -                  -                -
                         ----------------- ----------------- ----------------  ----------------  ----------------- ----------------
      Net realized
         gains (losses)                386               636           65,292           (35,622)                66          (24,862)
Change in unrealized
   gains (losses)                    2,111            10,955        1,301,369           866,529            128,451          296,741
                         ----------------- ----------------- ----------------  ----------------  ----------------- ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments              2,497            11,591        1,366,661           830,907            128,517          271,879
                         ----------------- ----------------- ----------------  ----------------  ----------------- ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $           4,535 $          12,056 $      1,371,654  $        901,442  $         140,075 $        279,700
                         ================= ================= ================  ================  ================= ================

(s) Previously known as Oppenheimer Variable Account Funds (Service Class ("SC")
(t) Previously known as Oppenheimer Global Securities (SC)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                           PIMCO Advisors
                              Variable       PIMCO Variable    PIMCO Variable   PIMCO Variable    PIMCO Variable     Putnam Variable
                          Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust         Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Premier
                           VIT NACM Small                                            PIMCO            PIMCO         VT International
                          Cap Class I (q)    Foreign Bond      Money Market       Real Return      Total Return      Value Fund (u)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $          4,665  $         89,894  $           1,543 $          46,009 $        495,812  $        133,951
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (2,636)           (9,816)                 -                 -          (33,500)           (6,008)
      Administrative
         expense                        -                 -                  -                 -                -                 -
                         ----------------  ----------------  ----------------- ----------------- ----------------  ----------------
      Net investment
         income (loss)              2,029            80,078              1,543            46,009          462,312           127,943
                         ----------------  ----------------  ----------------- ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  4,454,497         1,002,690          1,048,683           287,336        4,551,394           720,246
      Cost of
         investments
         sold                   6,786,651         1,000,781          1,048,683           274,867        4,257,688         1,130,876
                         ----------------  ----------------  ----------------- ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares           (2,332,154)            1,909                  -            12,469          293,706          (410,630)
Realized gain
   distributions                        -           141,233                  -            28,609          587,628                 -
                         ----------------  ----------------  ----------------- ----------------- ----------------  ----------------
      Net realized
         gains (losses)        (2,332,154)          143,142                  -            41,078          881,334          (410,630)
Change in unrealized
   gains (losses)               2,898,949           133,099                  -           158,939          220,303           581,011
                         ----------------  ----------------  ----------------- ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           566,795           276,241                  -           200,017        1,101,637           170,381
                         ----------------  ----------------  ----------------- ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        568,824  $        356,319  $           1,543 $         246,026 $      1,563,949  $        298,324
                         ================  ================  ================= ================= ================  ================

(q)  For period beginning January 1, 2010, and ended April 30, 2010
(u)  Previously known as VT International Growth and Income

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                T. Rowe Price    T. Rowe Price      T. Rowe Price
                          Putnam Variable   Putnam Variable        Rydex            Equity            Equity            Equity
                          Trust (Class IA) Trust (Class IA)    Variable Trust     Series, Inc.      Series, Inc.      Series, Inc.
                             Sub-Account       Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  Rydex
                                            VT International    SGI VT U.S.      T. Rowe Price
                           VT High Yield      Value Fund        Long Short         Blue Chip       T. Rowe Price     T. Rowe Price
                            (Class IA)      (Class IA) (v)   Momentum Fund (w)      Growth         Equity Income     Mid-Cap Growth
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         58,059  $         40,433  $              -  $               - $        388,784  $               -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                  -                -                  -
      Administrative
         expense                        -                 -                 -                  -                -                  -
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net investment
         income (loss)             58,059            40,433                 -                  -          388,784                  -
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     58,976           172,235            92,249            219,641        1,232,092          1,050,444
      Cost of
         investments
         sold                      60,296           247,742            98,180            207,491        1,395,454            936,702
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Realized gains
         (losses) on
         fund shares               (1,320)          (75,507)           (5,931)            12,150         (163,362)           113,742
Realized gain
   distributions                        -                 -                 -                  -                -            496,385
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net realized
         gains (losses)            (1,320)          (75,507)           (5,931)            12,150         (163,362)           610,127
Change in unrealized
   gains (losses)                  54,573           138,356            73,953            354,466        2,700,345          1,636,477
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            53,253            62,849            68,022            366,616        2,536,983          2,246,604
                         ----------------  ----------------  ----------------  ----------------- ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        111,312  $        103,282  $         68,022  $         366,616 $      2,925,767  $       2,246,604
                         ================  ================  ================  ================= ================  =================

(v)  Previously known as VT International Growth and Income (Class IA)
(w)  Previously known as Rydex VT All-Cap Opportunity Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                           T. Rowe Price      T. Rowe Price        The              The                The                The
                               Equity        International        Alger             Alger             Alger              Alger
                             Series, Inc.     Series, Inc.      Portfolios        Portfolios        Portfolios         Portfolios
                            Sub-Account       Sub-Account     Sub-Account (x)   Sub-Account (x)   Sub-Account (x)    Sub-Account (x)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                     Alger             Alger             Alger
                            T. Rowe Price    T. Rowe  Price        Alger            Capital           Income           Large Cap
                             New America     International        Balanced       Appreciation        & Growth           Growth
                               Growth            Stock           Class I-2          Class I-2        Class I-2         Class I-2
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $           3,944 $         33,847  $             895 $          49,574 $         65,670  $          66,553
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                -                  -                 -                -                  -
      Administrative
         expense                         -                -                  -                 -                -                  -
                         ----------------- ----------------  ----------------- ----------------- ----------------  -----------------
      Net investment
         income (loss)               3,944           33,847                895            49,574           65,670             66,553
                         ----------------- ----------------  ----------------- ----------------- ----------------  -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   2,051,831        1,391,939              5,289         1,610,464          421,697            658,103
      Cost of
         investments
         sold                    1,904,727        1,600,768              4,932         1,276,624          460,333            630,202
                         ----------------- ----------------  ----------------- ----------------- ----------------  -----------------
      Realized gains
         (losses) on
         fund shares               147,104         (208,829)               357           333,840          (38,636)            27,901
Realized gain
   distributions                    45,356           11,282                  -                 -                -                  -
                         ----------------- ----------------  ----------------- ----------------- ----------------  -----------------
      Net realized
         gains (losses)            192,460         (197,547)               357           333,840          (38,636)            27,901
Change in unrealized
   gains (losses)                  136,860          589,933              3,322         1,301,418          514,998          1,083,298
                         ----------------- ----------------  ----------------- ----------------- ----------------  -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            329,320          392,386              3,679         1,635,258          476,362          1,111,199
                         ----------------- ----------------  ----------------- ----------------- ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         333,264 $        426,233  $           4,574 $       1,684,832 $        542,032  $       1,177,752
                         ================= ================  ================= ================= ================  =================

(x) Previously known as The Alger American Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Van Eck
                                The               The           The Universal    The Universal     The Universal       Worldwide
                               Alger             Alger          Institutional    Institutional     Institutional       Insurance
                            Portfolios         Portfolios        Funds, Inc.      Funds, Inc.       Funds, Inc.          Trust
                          Sub-Account (x)   Sub-Account (x)      Sub-Account      Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               Alger             Alger         Morgan Stanley   Morgan Stanley    Morgan Stanley        Van Eck
                              MidCap            SmallCap             UIF         UIF Emerging        UIF U.S.          Worldwide
                              Growth             Growth        Capital Growth   Markets Equity      Real Estate        Emerging
                             Class I-2         Class I-2         Class I (y)      Class I (z)      Class I (aa)         Markets
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $               - $          2,010  $           1,015 $         93,511  $         21,443
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                  -           (3,460)                 -                -                 -
      Administrative
         expense                        -                  -                -                  -                -                 -
                         ----------------  ----------------- ----------------  ----------------- ----------------  ----------------
      Net investment
         income (loss)                  -                  -           (1,450)             1,015           93,511            21,443
                         ----------------  ----------------- ----------------  ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  2,988,634            785,102          489,461             29,528          439,075           499,580
      Cost of
         investments
         sold                   4,408,442            632,555          430,156             24,286          605,997           543,414
                         ----------------  ----------------- ----------------  ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares           (1,419,808)           152,547           59,305              5,242         (166,922)          (43,834)
Realized gain
      distributions                     -                  -                -                  -                -                 -
                         ----------------  ----------------- ----------------  ----------------- ----------------  ----------------
      Net realized
         gains (losses)        (1,419,808)           152,547           59,305              5,242         (166,922)          (43,834)
Change in unrealized
      gains (losses)            4,881,777          1,134,359          274,736             27,967        1,235,007         1,001,474
                         ----------------  ----------------- ----------------  ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         3,461,969          1,286,906          334,041             33,209        1,068,085           957,640
                         ----------------  ----------------- ----------------  ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $      3,461,969  $       1,286,906 $        332,591  $          34,224 $      1,161,596  $        979,083
                         ================  ================= ================  ================= ================  ================

(x)  Previously known as The Alger American Fund
(y)  Previously known as Van Kampen's UIF Capital Growth Class I
(z)  Previously known as Van Kampen's UIF Emerging Markets Equity Class I
(aa) Previously known as Van Kampen's UIF U.S. Real Estate Class I

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                               Van Eck           Van Eck
                              Worldwide         Worldwide
                              Insurance         Insurance        Wells Fargo       Wells Fargo
                                Trust             Trust        Variable Trust    Variable Trust
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- -----------------
                                                 Van Eck
                               Van Eck          Worldwide      Wells Fargo VT    Wells Fargo VT
                              Worldwide       Multi-Manager       Advantage         Advantage
                             Hard Assets       Alternatives       Discovery        Opportunity
                         ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $          11,938 $              -  $               - $         48,182
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                -                  -                -
      Administrative
         expense                         -                -                  -                -
                         ----------------- ----------------  ----------------- ----------------
      Net investment
         income (loss)              11,938                -                  -           48,182
                         ----------------- ----------------  ----------------- ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     384,647           63,040            680,440          734,184
      Cost of
         investments
         sold                      363,172           64,669            538,227          905,518
                         ----------------- ----------------  ----------------- ----------------
      Realized gains
         (losses) on
         fund shares                21,475           (1,629)           142,213         (171,334)
Realized gain
   distributions                         -                -                  -                -
                         ----------------- ----------------  ----------------- ----------------
      Net realized
         gains (losses)             21,475           (1,629)           142,213         (171,334)
Change in unrealized
   gains (losses)                  950,398           12,465          1,395,387        1,506,401
                         ----------------- ----------------  ----------------- ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            971,873           10,836          1,537,600        1,335,067
                         ----------------- ----------------  ----------------- ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         983,811 $         10,836  $       1,537,600 $      1,383,249
                         ================= ================  ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   AllianceBernstein                   AllianceBernstein                   AllianceBernstein
                                         Fund                                Fund                                Fund
                                      Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                              VPS                                 VPS
                                    VPS Growth and                       International                       International
                                    Income Class A                      Growth Class A                       Value Class A
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $            645  $          1,230  $          1,524  $          1,423  $            325
Net realized gains
   (losses)                           106               (11)            3,971               357               603              (256)
Change in unrealized
   gains (losses)                   7,064             2,672             5,156            12,163             1,287             5,825
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                       7,170             3,306            10,357            14,044             3,313             5,894
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           40,521            23,639            42,492            45,928            33,318            25,974
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination            (1,110)           (1,401)          (16,064)           (1,568)           (2,936)           (1,557)
Loans - net                          (501)                -            (1,019)                -              (501)                -
Records maintenance
   charge                         (14,969)           (8,705)          (19,733)          (13,843)          (11,140)           (7,952)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   10,903             5,182             7,421             3,049             3,699              (976)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             34,844            18,715            13,097            33,566            22,440            15,489
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      42,014            22,021            23,454            47,610            25,753            21,383
NET ASSETS AT BEGINNING
   OF PERIOD                       27,664             5,643            59,409            11,799            28,334             6,951
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         69,678  $         27,664  $         82,863  $         59,409  $         54,087  $         28,334
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        3,553               876             8,084             2,241             4,373             1,445
      Units issued                  4,567             3,034             4,715             6,531             5,022             5,008
      Units redeemed                 (206)             (357)           (2,811)             (688)           (1,413)           (2,080)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 7,914             3,553             9,988             8,084             7,982             4,373
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   AllianceBernstein                   AllianceBernstein         AllianceBernstein
                                         Fund                                Fund                      Fund
                                      Sub-Account                         Sub-Account               Sub-Account
                         ----------------------------------- ----------------------------------- -----------------
                                                                              VPS                   VPS Wealth
                                     VPS Small Cap                       Small/Mid Cap             Appreciation
                                    Growth Class A                       Value Class A           Strategy Class A
                         ----------------------------------- ----------------------------------- -----------------
                                2010              2009              2010              2009           2009(ab)
                         -----------------  ---------------- -----------------  ---------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $              -  $            114  $             44  $            206
Net realized gains
   (losses)                         3,003               315             1,367               301             2,778
Change in unrealized
   gains (losses)                  18,127             6,151             7,632             3,189              (190)
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      21,130             6,466             9,113             3,534             2,794
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           54,279            21,503            31,158            11,251            14,041
Benefit payments                        -                 -                 -                 -                 -
Payments on termination            (7,645)             (330)           (1,540)             (142)               (7)
Loans - net                             -                 -              (230)                -                 -
Records maintenance
   charge                         (18,217)           (7,601)           (9,315)           (3,737)           (2,732)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    1,690             8,481             4,262             5,415           (17,120)
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             30,107            22,053            24,335            12,787            (5,818)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      51,237            28,519            33,448            16,321            (3,024)
NET ASSETS AT BEGINNING
   OF PERIOD                       34,310             5,791            17,598             1,277             3,024
                         ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         85,547  $         34,310  $         51,046  $         17,598  $              -
                         ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        3,974               951             1,967               204               508
      Units issued                  4,763             3,551             3,349             1,917             2,083
      Units redeemed               (1,500)             (528)             (820)             (154)           (2,591)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 7,237             3,974             4,496             1,967                 -
                         ================  ================  ================  ================  ================

(ab) For period beginning January 1, 2009, and ended September 25, 2009

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                    DWS Investments                     DWS Investments
                               Variable Insurance Trust            Variable Insurance Trust              DWS Variable Series I
                                      Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                        DWS VIP                          DWS VIP Small
                                  Equity 500 Index A                      Cap Index A                        DWS VIP Bond
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009               2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         34,416  $         41,004  $          6,164  $          8,785  $        240,241  $        453,194
Net realized gains
   (losses)                        (3,645)          (79,176)           (8,776)          (52,201)         (157,934)         (205,494)
Change in unrealized
   gains (losses)                 234,707           408,695           173,668           163,531           288,364           302,254
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     265,478           370,523           171,056           120,115           370,671           549,954
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          379,945           425,237           111,076           119,718           769,800           853,058
Benefit payments                        -                 -                 -                 -            (7,256)          (10,121)
Payments on termination          (145,885)         (151,601)          (48,823)          (40,723)         (601,168)         (550,226)
Loans - net                       (56,766)           (4,634)          (12,073)            2,069           (51,421)          (34,484)
Records maintenance
   charge                        (190,471)         (221,520)          (58,732)          (62,713)         (541,227)         (631,064)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   27,060           (96,517)           25,003           (68,408)         (224,980)          119,778
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             13,883           (49,035)           16,451           (50,057)         (656,252)         (253,059)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     279,361           321,488           187,507            70,058          (285,581)          296,895
NET ASSETS AT BEGINNING
   OF PERIOD                    1,800,754         1,479,266           630,967           560,909         5,921,147         5,624,252
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      2,080,115  $      1,800,754  $        818,474  $        630,967  $      5,635,566  $      5,921,147
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      118,584           123,056            34,143            38,418           393,255           409,999
      Units issued                 12,248            15,670             4,513             5,348            19,052            42,029
      Units redeemed              (11,410)          (20,142)           (3,615)           (9,623)          (59,399)          (58,773)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               119,422           118,584            35,041            34,143           352,908           393,255
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 DWS Variable Series I               DWS Variable Series I               DWS Variable Series I
                                      Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                        DWS VIP                             DWS VIP
                                 Global Opportunities                  Growth and Income                 DWS VIP International
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         18,901  $         64,020  $         22,322  $         24,557  $         42,888  $         80,278
Net realized gains
   (losses)                      (272,813)         (294,505)          (25,480)          (64,315)         (143,499)         (176,865)
Change in unrealized
   gains (losses)               1,406,781         1,750,674           193,162           404,322           116,457           648,628
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   1,152,869         1,520,189           190,004           364,564            15,846           552,041
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          426,473           502,151           161,842           183,977           210,155           243,549
Benefit payments                  (20,654)          (10,848)                -                 -            (3,670)                -
Payments on termination          (493,617)         (309,465)          (68,947)          (79,741)         (178,184)          (88,676)
Loans - net                       (45,322)          (18,038)          (22,978)          (22,744)          (13,778)           (5,738)
Records maintenance
   charge                        (330,196)         (312,860)         (122,209)         (125,289)         (142,904)         (154,531)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                1,363,440          (242,197)          (28,598)          (31,800)         (148,393)          (53,593)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            900,124          (391,257)          (80,890)          (75,597)         (276,774)          (58,989)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   2,052,993         1,128,932           109,114           288,967          (260,928)          493,052
NET ASSETS AT BEGINNING
   OF PERIOD                    4,445,036         3,316,104         1,381,180         1,092,213         2,186,031         1,692,979
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      6,498,029  $      4,445,036  $      1,490,294  $      1,381,180  $      1,925,103  $      2,186,031
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      201,205           222,459           130,735           138,685           177,921           183,978
      Units issued                108,293            13,335             4,371             7,804            10,094            25,179
      Units redeemed              (77,234)          (34,589)          (11,794)          (15,754)          (33,833)          (31,236)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               232,264           201,205           123,312           130,735           154,182           177,921
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Federated                           Federated
                               DWS Variable Series II                 Insurance Series                    Insurance Series
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                          Federated                    Federated Fund for U.S.
                                 DWS VIP Balanced A                Capital Income Fund II             Government Securities II
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2010              2009              2010              2009               2010              2009
                         ----------------  ----------------  ----------------  ----------------  -----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        100,526  $        109,595  $        147,545  $        139,232  $        368,940  $        420,856
Net realized gains
   (losses)                        (9,963)          (61,428)          (10,983)          (73,257)            6,704               (54)
Change in unrealized
   gains (losses)                 278,002           592,718           150,419           532,343            18,128             6,354
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     368,565           640,885           286,981           598,318           393,772           427,156
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          393,618           439,385           246,518           280,709           835,815         1,054,295
Benefit payments                  (43,349)             (260)          (37,347)           (4,978)           (9,404)          (12,103)
Payments on termination          (222,198)         (155,029)         (279,405)         (114,722)         (943,023)         (715,539)
Loans - net                       (47,762)          (29,498)          (31,571)          (11,013)          (27,407)          (42,956)
Records maintenance
   charge                        (317,627)         (342,159)         (243,691)         (266,472)         (781,353)         (991,789)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  127,633           (54,651)          (75,988)          (34,550)         (390,876)         (303,315)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (109,685)         (142,212)         (421,484)         (151,026)       (1,316,248)       (1,011,407)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     258,880           498,673          (134,503)          447,292          (922,476)         (584,251)
NET ASSETS AT BEGINNING
   OF PERIOD                    3,328,113         2,829,440         2,743,926         2,296,634         8,409,009         8,993,260
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      3,586,993  $      3,328,113  $      2,609,423  $      2,743,926  $      7,486,533  $      8,409,009
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of period         301,312           315,970           195,898           206,545           461,897           517,688
      Units issued                 25,827            15,987             6,173            17,998            30,860            53,997
      Units redeemed              (34,954)          (30,645)          (36,672)          (28,645)          (99,550)         (109,788)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               292,185           301,312           165,399           195,898           393,207           461,897
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      Federated                       Fidelity Variable                   Fidelity Variable
                                  Insurance Series                 Insurance Products Fund             Insurance Products Fund
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                      Federated
                              High Income Bond Fund II                VIP Asset Manager                    VIP Contrafund
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009               2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        624,318  $        688,503  $        112,513  $        144,132  $        577,315  $        549,350
Net realized gains
   (losses)                       (13,005)         (324,450)         (102,481)         (384,567)       (1,215,677)       (2,064,729)
Change in unrealized
   gains (losses)                 506,808         2,440,749         1,064,447         2,093,909         9,540,355        16,176,683
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   1,118,121         2,804,802         1,074,479         1,853,474         8,901,993        14,661,304
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          646,900           659,945           855,902           945,984         7,836,524         8,778,465
Benefit payments                  (25,310)           (8,573)          (18,341)          (21,879)         (187,897)         (154,929)
Payments on termination          (563,591)         (584,418)         (520,071)         (405,077)       (4,279,877)       (3,012,479)
Loans - net                        (1,684)          (94,361)          (65,797)          (35,102)         (506,404)         (322,178)
Records maintenance
   charge                        (651,600)         (636,615)         (721,746)         (784,516)       (5,331,962)       (5,717,514)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  811,884           397,190           386,626          (468,740)          179,249        (1,570,029)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            216,599          (266,832)          (83,427)         (769,330)       (2,290,367)       (1,998,664)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   1,334,720         2,537,970           991,052         1,084,144         6,611,626        12,662,640
NET ASSETS AT BEGINNING
   OF PERIOD                    7,760,615         5,222,645         8,089,394         7,005,250        54,674,558        42,011,918
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      9,095,335  $      7,760,615  $      9,080,446  $      8,089,394  $     61,286,184  $     54,674,558
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      408,438           418,740           448,366           496,966         2,630,710         2,700,136
      Units issued                 87,707            95,764           117,683            24,135           157,787           131,814
      Units redeemed              (77,269)         (106,066)         (119,735)          (72,735)         (229,163)         (201,240)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               418,876           408,438           446,314           448,366         2,559,334         2,630,710
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                             Fidelity
                             Variable
                             Insurance              Fidelity Variable                   Fidelity Variable
                           Products Fund         Insurance Products Fund             Insurance Products Fund
                            Sub-Account                Sub-Account                         Sub-Account
                         ----------------- ----------------------------------- -----------------------------------
                                VIP
                          Emerging Markets          VIP Equity-Income                     VIP Growth
                         ----------------- ----------------------------------- -----------------------------------
                             2010 (a)            2010              2009              2010               2009
                         ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $            308  $        422,282  $        487,108  $         (5,634) $         36,861
Net realized gains
   (losses)                           173          (986,552)       (1,886,622)         (352,767)       (1,170,472)
Change in unrealized
   gains (losses)                   1,886         4,587,091         8,240,748         7,222,547         7,991,851
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                       2,367         4,022,821         6,841,234         6,864,146         6,858,240
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           31,097         3,869,360         4,378,105         4,704,643         5,235,291
Benefit payments                        -           (99,229)         (192,261)          (88,421)          (85,621)
Payments on termination              (109)       (2,252,953)       (1,521,818)       (2,709,735)       (2,267,261)
Loans - net                             -          (253,887)         (134,671)         (385,679)         (225,576)
Records maintenance
   charge                          (7,824)       (2,888,067)       (3,193,105)       (3,297,194)       (3,556,630)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   15,299          (728,710)       (1,207,687)         (430,611)       (1,179,459)
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             38,463        (2,353,486)       (1,871,437)       (2,206,997)       (2,079,256)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      40,830         1,669,335         4,969,797         4,657,149         4,778,984
NET ASSETS AT BEGINNING
   OF PERIOD                            -        28,997,984        24,028,187        30,597,732        25,818,748
                         ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         40,830  $     30,667,319  $     28,997,984  $     35,254,881  $     30,597,732
                         ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -         1,580,732         1,664,994         2,163,184         2,317,780
      Units issued                  3,678            35,368            64,619           167,964            89,165
      Units redeemed                 (107)         (125,863)         (148,881)         (276,739)         (243,761)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 3,571         1,490,237         1,580,732         2,054,409         2,163,184
                         ================  ================  ================  ================  ================

(a)  For period beginning April 30, 2010 and ended December 31, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   Fidelity Variable                  Fidelity Variable                    Fidelity Variable
                                Insurance Products Fund            Insurance Products Fund              Insurance Products Fund
                                      Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                          VIP                                VIP
                                    Growth & Income                     High Income                          VIP Index 500
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $            681  $            418  $          6,387  $          1,718  $        719,570  $        792,080
Net realized gains
   (losses)                           581               119               304               372           469,085            16,511
Change in unrealized
   gains (losses)                  11,456             6,446               784             2,582         4,061,706         6,868,612
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      12,718             6,983             7,475             4,672         5,250,361         7,677,203
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           82,220            40,103            68,485            25,139         6,158,979         7,091,069
Benefit payments                        -            (5,770)                -                 -          (103,363)          (40,208)
Payments on termination            (9,431)             (914)           (2,461)           (1,853)       (2,704,990)       (1,883,119)
Loans - net                          (501)                -                 -                 -          (430,713)         (340,614)
Records maintenance
   charge                         (31,663)          (13,806)          (20,610)           (9,675)       (3,945,346)       (4,262,793)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    7,442            10,979             7,830             1,755            87,340          (687,045)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             48,067            30,592            53,244            15,366          (938,093)         (122,710)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      60,785            37,575            60,719            20,038         4,312,268         7,554,493
NET ASSETS AT BEGINNING
   OF PERIOD                       47,117             9,542            25,075             5,037        36,082,680        28,528,187
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        107,902  $         47,117  $         85,794  $         25,075  $     40,394,948  $     36,082,680
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        6,082             1,567             2,353               680         2,930,231         2,933,913
      Units issued                  7,070             4,935             5,170             2,221           153,662           214,032
      Units redeemed               (1,027)             (420)             (450)             (548)         (226,458)         (217,714)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                12,125             6,082             7,073             2,353         2,857,435         2,930,231
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                                Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                      Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                          VIP                                                                     VIP
                                Index 500 Service Class            VIP Investment Grade Bond                    Mid Cap
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009               2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         11,482  $          5,746  $        162,895  $        302,073  $          1,387  $            859
Net realized gains
   (losses)                        10,068             2,560            66,171             6,337             3,539             1,609
Change in unrealized
   gains (losses)                  60,553            36,067            95,523           192,518            73,733            19,195
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      82,103            44,373           324,589           500,928            78,659            21,663
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          629,283           285,681         1,085,475         1,217,057           258,164            91,057
Benefit payments                   (1,517)                -            (1,559)           (4,815)                -                 -
Payments on termination           (41,034)           (4,327)         (300,921)         (265,576)          (15,128)           (1,082)
Loans - net                        (1,805)                -           (56,443)          (52,057)             (999)                -
Records maintenance
   charge                        (197,314)          (89,717)         (630,250)         (720,493)          (79,537)          (25,751)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   10,944            43,608           312,054           236,293            20,221            69,258
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            398,557           235,245           408,356           410,409           182,721           133,482
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     480,660           279,618           732,945           911,337           261,380           155,145
NET ASSETS AT BEGINNING
   OF PERIOD                      317,129            37,511         3,885,823         2,974,486           167,945            12,800
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        797,789  $        317,129  $      4,618,768  $      3,885,823  $        429,325  $        167,945
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       38,461             5,754           289,033           255,094            18,903             2,018
      Units issued                 50,647            34,754            53,039            57,499            20,671            18,247
      Units redeemed               (4,909)           (2,047)          (22,506)          (23,560)           (2,066)           (1,362)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                84,199            38,461           319,566           289,033            37,508            18,903
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   Fidelity Variable                  Fidelity Variable                   Fidelity Variable
                                Insurance Products Fund            Insurance Products Fund             Insurance Products Fund
                                      Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                                                                 VIP
                                   VIP Money Market                     VIP Overseas                         Real Estate
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009             2010              2009               2010              2009
                         -----------------  ---------------- ----------------  ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $          5,609  $        173,177  $        177,739  $        260,842  $          1,571  $          1,057
Net realized gains
   (losses)                        18,342                 -          (891,758)         (800,558)            5,024               455
Change in unrealized
   gains (losses)                       -                 -         2,502,923         3,747,786            16,733            14,106
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      23,951           173,177         1,788,904         3,208,070            23,328            15,618
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        4,693,457         4,885,111         2,131,023         2,414,251            95,484            39,402
Benefit payments                 (177,337)          (79,720)          (66,413)          (50,793)                -                 -
Payments on termination        (4,629,380)       (3,638,348)       (1,081,914)         (871,943)           (9,975)           (1,166)
Loans - net                       (87,853)         (137,606)         (209,489)          (95,532)                -                 -
Records maintenance
   charge                      (3,271,059)       (3,426,219)       (1,395,948)       (1,580,647)          (28,118)          (11,153)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net               (1,930,841)        3,515,778          (368,464)         (175,161)              (70)              151
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions         (5,403,013)        1,118,996          (991,205)         (359,825)           57,321            27,234
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                  (5,379,062)        1,292,173           797,699         2,848,245            80,649            42,852
NET ASSETS AT BEGINNING
   OF PERIOD                   34,386,691        33,094,518        15,582,952        12,734,707            53,224            10,372
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $     29,007,629  $     34,386,691  $     16,380,651  $     15,582,952  $        133,873  $         53,224
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    2,307,697         2,210,120           987,942         1,012,284             7,226             1,939
      Units issued              1,501,443           860,560           150,444            80,305             8,728             6,226
      Units redeemed           (1,863,141)         (762,983)         (209,440)         (104,647)           (2,018)             (939)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,945,999         2,307,697           928,946           987,942            13,936             7,226
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin
                                   Fidelity Variable                      Franklin                   Templeton
                                Insurance Products Fund             Templeton Investments           Investments
                                      Sub-Account                        Sub-Account                Sub-Account
                         ----------------------------------- ----------------------------------- -----------------
                                                                                                     VIP Global
                                          VIP                             VIP Global               Communications
                                   Value Strategies                    Asset Allocation              Securities
                         ----------------------------------- ----------------------------------- -----------------
                                2010              2009           2010 (b)            2009            2009 (ac)
                         -----------------  ---------------- ----------------  ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $            259  $            103  $          2,770  $          1,899  $              9
Net realized gains
   (losses)                           502               432             4,877               387              (388)
Change in unrealized
   gains (losses)                   8,739             5,098            (5,294)            5,133               801
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                       9,500             5,633             2,353             7,419               422
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           32,350            18,508            31,532            44,299             2,201
Benefit payments                        -                 -              (208)                -                 -
Payments on termination            (2,287)              (44)             (404)           (1,443)                -
Loans - net                             -                 -            (2,090)                -                 -
Records maintenance
   charge                         (11,814)           (5,106)           (7,231)          (12,307)             (133)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    3,052             1,804           (89,532)           19,549            (4,570)
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             21,301            15,162           (67,933)           50,098            (2,502)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      30,801            20,795           (65,580)           57,517            (2,080)
NET ASSETS AT BEGINNING
   OF PERIOD                       22,633             1,838            65,580             8,063             2,080
                         ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         53,434  $         22,633  $              -  $         65,580  $              -
                         ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        2,781               356             7,069             1,062               357
      Units issued                  2,752             2,846             2,388             6,341               305
      Units redeemed                 (348)             (421)           (9,457)             (334)             (662)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 5,185             2,781                 -             7,069                 -
                         ================  ================  ================  ================  ================

(b)  For period beginning January 1, 2010, and ended April 23, 2010
(ac) For period beginning January 1, 2009, and ended April 24, 2009

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                        Franklin                           Franklin                          Franklin
                                 Templeton Investments              Templeton Investments              Templeton Investments
                                      Sub-Account                        Sub-Account                        Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                      VIP Global                           VIP High                              VIP
                                   Income Securities                  Income Securities                  Income Securities
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010             2009               2010              2009               2010             2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $          5,352  $          3,524  $          2,234  $            467  $          4,460  $          1,554
Net realized gains
   (losses)                         4,761             1,046               628               172               695               (68)
Change in unrealized
   gains (losses)                  28,602             2,134             1,738             3,373            10,136             5,315
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      38,715             6,704             4,600             4,012            15,291             6,801
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          198,234            53,668            27,969            17,321            70,056            27,057
Benefit payments                        -                 -                (2)                -                 -                 -
Payments on termination            (6,824)          (20,434)             (532)             (582)           (2,597)             (599)
Loans - net                            (2)                -              (732)                -                 -                 -
Records maintenance
   charge                         (35,413)          (12,110)          (11,002)           (4,412)          (21,620)           (9,273)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   66,978            75,662               969             7,985            64,907             5,591
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            222,973            96,786            16,670            20,312           110,746            22,776
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     261,688           103,490            21,270            24,324           126,037            29,577
NET ASSETS AT BEGINNING
   OF PERIOD                      120,392            16,902            27,026             2,702            39,533             9,956
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        382,080  $        120,392  $         48,296  $         27,026  $        165,570  $         39,533
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       10,002             1,671             2,507               358             4,163             1,425
      Units issued                 25,825            10,890             2,016             2,440            12,339             3,052
      Units redeemed               (8,155)           (2,559)             (582)             (291)           (1,053)             (314)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                27,672            10,002            3,941             2,507             15,449             4,163
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                       Franklin                           Franklin                             Franklin
                                      Templeton                          Templeton                            Templeton
                                     Investments                        Investments                          Investments
                                     Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                         VIP
                                    Mutual Global                        VIP Mutual                         VIP Small Cap
                                       Discovery                           Shares                                Value
                                      Securities                         Securities                           Securities
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          3,411  $            476  $            998  $            521  $            864  $            487
Net realized gains
   (losses)                           515               894             1,014              (297)            1,765             2,111
Change in unrealized
   gains (losses)                  18,661             5,666             4,034             5,893            25,677             7,537
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                 22,587             7,036             6,046             6,117            28,306            10,135
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           72,753            32,523            38,155            20,595            78,370            46,557
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination            (3,300)              (30)           (6,180)             (399)          (10,246)             (557)
Loans - net                          (210)                -                 -                 -              (483)             (825)
Records maintenance
   charge                         (26,782)          (11,705)          (12,178)           (5,551)          (30,354)          (13,938)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  140,432            17,768             7,236               416            19,277             9,100
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            182,893            38,556            27,033            15,061            56,564            40,337
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     205,480            45,592            33,079            21,178            84,870            50,472
NET ASSETS AT BEGINNING
   OF PERIOD                       65,410            19,818            37,126            15,948            61,952            11,480
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        270,890  $         65,410  $         70,205  $         37,126  $        146,822  $         61,952
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        7,071             2,649             4,429             2,404             7,276             1,747
      Units issued                 19,966             4,781             4,798             2,786             7,723             6,582
      Units redeemed                 (946)             (359)           (1,714)             (761)           (1,580)           (1,053)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                26,091             7,071             7,513             4,429            13,419             7,276
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Franklin                              Franklin                           Franklin
                                      Templeton                            Templeton                          Templeton
                                     Investments                          Investments                        Investments
                                     Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                    VIP Small-Mid                        VIP Strategic
                                     Cap Growth                              Income                            VIP U.S.
                                     Securities                            Securities                         Government
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $              -  $          2,012  $            676  $          4,294  $            535
Net realized gains
   (losses)                         2,013               331               669                95               544                 4
Change in unrealized
   gains (losses)                  17,316             6,927             1,756             1,103               948               (70)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                 19,329             7,258             4,437             1,874             5,786               469
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           77,239            30,254            45,386            16,096           124,163            29,114
Benefit payments                       (3)                -                (3)                -                 -                 -
Payments on termination            (8,171)             (598)           (3,625)              (26)          (10,999)             (458)
Loans - net                          (210)                -                 -                 -                 -                 -
Records maintenance
   charge                         (18,819)           (9,319)          (12,245)           (3,993)          (21,296)           (8,570)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   (6,413)            4,845            12,218             1,742             8,323             7,626
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             43,623            25,182            41,731            13,819           100,191            27,712
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      62,952            32,440            46,168            15,693           105,977            28,181
NET ASSETS AT BEGINNING
   OF PERIOD                       36,600             4,160            18,384             2,691            32,736             4,555
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         99,552  $         36,600  $         64,552  $         18,384  $        138,713  $         32,736
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        4,172               683             1,681               310             3,011               433
      Units issued                  6,150             3,800             4,941             1,531            13,404             2,707
      Units redeemed               (1,452)             (311)           (1,315)             (160)           (4,329)             (129)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 8,870             4,172             5,307             1,681            12,086             3,011
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Ibbotson                             Ibbotson                            Ibbotson
                                     Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                     Aggressive
                                     Growth ETF                          Balanced ETF                        Conservative
                                        Asset                                Asset                            ETF Asset
                                     Allocation                           Allocation                          Allocation
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          6,478  $          3,296  $         13,982  $          6,822  $          6,481  $          1,318
Net realized gains
   (losses)                        13,232             3,496             8,912             5,900             4,534               502
Change in unrealized
   gains (losses)                 175,131           121,491           186,085            87,473            14,353             3,725
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                194,841           128,283           208,979           100,195            25,368             5,545
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          953,315           590,409           893,839           631,646           112,500            44,986
Benefit payments                   (4,843)                -                 -                 -                 -                 -
Payments on termination           (57,746)          (32,556)         (112,384)          (33,492)          (24,765)           (1,281)
Loans - net                          (841)             (536)           20,553             3,000               500                 -
Records maintenance
   charge                        (377,898)         (198,261)         (399,826)         (189,466)          (67,719)          (20,722)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   53,755           139,118           687,514           284,104           238,173           216,558
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            565,742           498,174         1,089,696           695,792           258,689           239,541
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     760,583           626,457         1,298,675           795,987           284,057           245,086
NET ASSETS AT BEGINNING
   OF PERIOD                      812,398           185,941           914,996           119,009           249,492             4,406
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      1,572,981  $        812,398  $      2,213,671  $        914,996  $        533,549  $        249,492
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       92,998            28,386            93,223            15,530            23,101               473
      Units issued                 72,333            70,647           107,454            88,039            32,041            23,306
      Units redeemed               (9,148)           (6,035)           (5,825)          (10,346)           (8,902)             (678)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               156,183            92,998           194,852            93,223            46,240            23,101
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Ibbotson                             Ibbotson                          Invesco Funds
                                     Sub-Account                          Sub-Account                       Sub-Account (c)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                          Income and
                                     Growth ETF                           Growth ETF
                                        Asset                                Asset                           Invesco LIT
                                     Allocation                           Allocation                        Government(d)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         22,207  $          9,225  $          2,900  $          1,853  $          1,480  $         52,368
Net realized gains
   (losses)                         5,897             1,399             2,030               366             1,186            (5,477)
Change in unrealized
   gains (losses)                 332,950           237,349            31,220             8,328            36,546           (40,476)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                361,054           247,973            36,150            10,547            39,212             6,415
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,717,427         1,247,639           176,296           103,278           266,111           363,205
Benefit payments                        -                 -                 -                 -           (13,024)           (2,224)
Payments on termination           (91,689)          (39,733)          (30,707)           (5,775)          (79,286)          (37,663)
Loans - net                        (6,662)          (20,014)              (13)                -            (4,791)           (1,827)
Records maintenance
   charge                        (658,074)         (352,942)          (93,037)          (42,011)         (130,901)         (196,663)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  453,723           202,237           226,631            92,289             4,350          (218,246)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          1,414,725         1,037,187           279,170           147,781            42,459           (93,418)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   1,775,779         1,285,160           315,320           158,328            81,671           (87,003)
NET ASSETS AT BEGINNING
   OF PERIOD                    1,487,343           202,183           183,373            25,045           729,267           816,270
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      3,263,122  $      1,487,343  $        498,693  $        183,373  $        810,938  $        729,267
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      167,320            28,994            17,493             2,945            59,593            67,166
      Units issued                152,687           157,852            28,279            15,721            13,320            23,795
      Units redeemed               (6,423)          (19,526)           (3,339)           (1,173)           (9,853)          (31,368)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               313,584           167,320            42,433            17,493            63,060            59,593
                         ================  ================  ================  ================  ================  ================

(c) Previously known as Van Kampen Life Investment Trust
(d) Previously known as LIT Government

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Invesco Funds                       Invesco Funds                       Invesco Funds
                                   Sub-Account (c)                     Sub-Account (f)                     Sub-Account (f)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                        Invesco                              Invesco                        Invesco UIF U.S.
                               LIT Growth and Income (e)           UIF High Yield Class I (g)          Mid Cap Value Class I (h)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          3,079  $        103,158  $         26,866  $         22,783  $         61,877  $         75,404
Net realized gains
   (losses)                       (26,066)          (80,594)           (2,028)          (14,494)         (751,549)       (1,036,756)
Change in unrealized
   gains (losses)                 399,653           565,973             8,330            75,101         2,528,397         3,401,232
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                376,666           588,537            33,168            83,390         1,838,725         2,439,880
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          782,226           850,398            49,119            57,658           893,801           957,095
Benefit payments                        -            (1,954)                -            (2,336)          (65,300)          (19,139)
Payments on termination          (292,664)         (227,982)          (27,990)          (14,892)         (708,775)         (537,227)
Loans - net                       (85,100)          (22,598)          (11,711)           (2,156)          (70,569)          (73,732)
Records maintenance
   charge                        (405,445)         (466,384)          (30,771)          (36,098)         (691,633)         (674,752)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (23,652)          (50,016)           68,956            (2,575)        1,127,407          (594,047)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            (24,635)           81,464            47,603              (399)          484,931          (941,802)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     352,031           670,001            80,771            82,991         2,323,656         1,498,078
NET ASSETS AT BEGINNING
   OF PERIOD                    2,978,059         2,308,058           263,544           180,553         8,363,638         6,865,560
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      3,330,090  $      2,978,059  $        344,315  $        263,544  $     10,687,294  $      8,363,638
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      175,164           166,876            15,899            15,476           620,811           707,721
      Units issued                 21,190            25,028             7,626             5,688           212,228            31,835
      Units redeemed              (18,885)          (16,740)           (4,998)           (5,265)         (180,827)         (118,745)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               177,469           175,164            18,527            15,899           652,212           620,811
                         ================  ================  ================  ================  ================  ================

(c) Previously known as Van Kampen Life Investment Trust
(e) Previously known as LIT Growth and Income
(f) Previously known as The Universal Institutional Funds, Inc.
(g) Previously known as Van Kampen's UIF High Yield Class I
(h) Previously known as Van Kampen's UIF U.S. Mid Cap Value Class I

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Invesco Funds                       Invesco Funds                       Invesco Funds
                                   Sub-Account (i)                     Sub-Account (i)                     Sub-Account (i)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                          Invesco V.I.
                             Invesco V.I. Basic Value (j)          Capital Appreciation (k)          Invesco V.I. Core Equity (l)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009             2010               2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         23,333  $         67,739  $          8,395  $          6,079  $          4,003  $          5,807
Net realized gains
   (losses)                      (289,850)         (443,664)          (13,979)          (33,816)              120            (6,234)
Change in unrealized
   gains (losses)                 579,862         1,849,806           172,879           210,116            34,151            75,042
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                313,345         1,473,881           167,295           182,379            38,274            74,615
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          707,259           820,127           348,509           423,914           116,101           125,322
Benefit payments                  (36,872)           (4,925)           (1,010)           (2,587)                -                 -
Payments on termination          (258,061)         (200,569)          (91,056)          (66,704)          (13,671)          (16,119)
Loans - net                       (23,905)          (19,035)          (10,563)          (15,940)           (4,777)           (3,627)
Records maintenance
   charge                        (440,894)         (484,531)         (184,877)         (221,067)          (62,481)          (69,359)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (551,132)          365,984           (27,274)              486            19,303            22,661
Increase (decrease) in
   net assets from
   policy transactions           (603,605)          477,051            33,729           118,102            54,475            58,878
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (290,260)        1,950,932           201,024           300,481            92,749           133,493
NET ASSETS AT BEGINNING
   OF PERIOD                    4,892,007         2,941,075         1,060,500           760,019           358,056           224,563
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      4,601,747  $      4,892,007  $      1,261,524  $      1,060,500  $        450,805  $        358,056
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      518,470           460,747           107,739            93,487            33,849            27,237
      Units issued                 34,752           142,456            14,336            25,625             6,891             9,573
      Units redeemed              (99,021)          (84,733)          (11,102)          (11,373)           (1,840)           (2,961)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               454,201           518,470           110,973           107,739            38,900            33,849
                         ================  ================  ================  ================  ================  ================

(i) Previously known as AIM Variable Insurance Funds
(j) Previously known as AIM V. I. Basic Value
(k)Previously known as AIM V. I. Capital Appreciation
(l) Previously known as AIM V. I. Core Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Invesco                               Invesco
                                        #REF!                        Funds (Class II)                     Funds (Class II)
                                   Sub-Account (i)                    Sub-Account (n)                      Sub-Account (n)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                     Invesco V.I.                  Invesco LIT Growth and               Invesco LIT Mid Cap
                               Mid Cap Core Equity (m)              Income (Class II) (o)               Growth (Class II) (p)
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010               2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          9,791  $         19,577  $         (8,518) $        138,793  $         (3,841) $         (2,969)
Net realized gains
   (losses)                        (5,819)          (36,871)          (62,088)         (402,804)           (4,142)         (158,697)
Change in unrealized
   gains (losses)                 230,612           403,304           617,290         1,117,464           883,584         1,292,769
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                234,584           386,010           546,684           853,453           875,601         1,131,103
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          407,986           468,890           366,558           374,926           468,610           537,923
Benefit payments                   (8,934)           (1,771)          (20,981)          (33,960)           (6,370)           (2,753)
Payments on termination           (86,679)          (88,628)         (283,432)         (291,695)         (223,759)         (130,170)
Loans - net                       (12,496)           (9,793)          (30,881)           37,855             6,249           (18,112)
Records maintenance
   charge                        (220,796)         (256,041)         (303,646)         (329,381)         (327,474)         (326,292)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (86,171)           62,323            98,456          (186,102)          196,461           815,124
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             (7,090)          174,980          (173,926)         (428,357)          113,717           875,720
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     227,494           560,990           372,758           425,096           989,318         2,006,823
NET ASSETS AT BEGINNING
   OF PERIOD                    1,669,281         1,108,291         4,737,932         4,312,836         3,334,885         1,328,062
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      1,896,775  $      1,669,281  $      5,110,690  $      4,737,932  $      4,324,203  $      3,334,885
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      125,032           108,093           367,844           414,125           261,769           163,084
      Units issued                 10,435            33,554            27,895            33,186            60,696           171,247
      Units redeemed              (10,965)          (16,615)          (41,097)          (79,467)          (55,352)          (72,562)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               124,502           125,032           354,642           367,844           267,113           261,769
                         ================  ================  ================  ================  ================  ================

(i) Previously known as AIM Variable Insurance Funds
(m) Previously known as AIM V. I. Mid Cap Core Equity
(n) Previously known as Van Kampen Life Investment Trust (Class II)
(o) Previously known as LIT Growth and Income (Class II)
(p) Previously known as LIT Mid Cap Growth (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

-----------------------------------------------------------------------------------------------------------------------------------

                                 Janus Aspen Series                  Janus Aspen Series                  Janus Aspen Series
                                     Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                      Balanced                           Enterprise                        Flexible Bond
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010             2009               2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        773,953  $        751,257  $        (71,020) $        (78,854) $        263,716  $        292,642
Net realized gains
   (losses)                       494,584           983,818            77,041        (1,156,597)          301,665            23,673
Change in unrealized
   gains (losses)               1,061,022         4,501,056         7,056,890        10,732,536            (4,592)          530,965
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations              2,329,559         6,236,131         7,062,911         9,497,085           560,789           847,280
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        2,858,193         3,019,225         2,840,453         3,106,956           659,330           727,771
Benefit payments                  (96,333)         (131,741)          (61,080)          (65,925)          (10,513)          (16,443)
Payments on termination        (2,202,750)       (1,589,639)       (2,414,318)       (1,870,633)         (517,953)         (500,337)
Loans - net                      (176,457)         (175,869)         (279,040)         (226,203)          (66,408)          (70,522)
Records maintenance
   charge                      (2,515,125)       (2,671,404)       (2,441,063)       (2,521,539)         (606,526)         (661,703)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  343,174           548,507          (654,193)       (1,288,361)         (162,694)           62,964
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,789,298)       (1,000,921)       (3,009,241)       (2,865,705)         (704,764)         (458,270)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     540,261         5,235,210         4,053,670         6,631,380          (143,975)          389,010
NET ASSETS AT BEGINNING
    OF PERIOD                  30,798,266        25,563,056        29,746,765        23,115,385         7,315,769         6,926,759
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $     31,338,527  $     30,798,266  $     33,800,435  $     29,746,765  $      7,171,794  $      7,315,769
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,126,308         1,167,174         1,407,512         1,575,733           336,300           360,185
      Units issued                107,767            56,180            22,994            24,740            24,293            60,016
      Units redeemed             (158,092)          (97,046)         (146,518)         (192,961)          (51,434)          (83,901)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,075,983         1,126,308         1,283,988         1,407,512           309,159           336,300
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                    Janus Aspen Series                 Janus Aspen Series               Janus Aspen Series
                                       Sub-Account                        Sub-Account                      Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                             Global
                                     Forty Portfolio                      Life Sciences                   Global Technology
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009            2010 (q)           2009              2010               2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
  (loss)                 $          6,790  $         (3,904) $             32  $              -  $              -  $              -
Net realized gains
  (losses)                         (5,108)          (87,033)            2,243                91             1,195               873
Change in unrealized
  gains (losses)                  187,046         1,045,848            (1,870)            2,395            11,783             4,236
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     188,728           954,911               405             2,486            12,978             5,109
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          793,347           890,259             4,157            11,276            47,482            19,389
Benefit payments                   (3,617)             (565)                -                 -                 -                 -
Payments on termination          (321,303)         (227,066)              (36)             (298)           (1,191)           (2,558)
Loans - net                       (25,356)          (38,970)             (522)                -            (1,755)                -
Records maintenance
   charge                        (435,615)         (484,028)           (1,579)           (3,603)          (15,020)           (5,302)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   24,565           (95,701)          (18,394)            3,272            10,699               776
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             32,021            43,929           (16,374)           10,647            40,215            12,305
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     220,749           998,840           (15,969)           13,133            53,193            17,414
NET ASSETS AT BEGINNING
   OF PERIOD                    2,946,185         1,947,345            15,969             2,836            21,011             3,597
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      3,166,934  $      2,946,185  $              -  $         15,969  $         74,204  $         21,011
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      194,605           183,591             1,684               376             2,239               602
      Units issued                 66,987            57,659               287             1,498             5,202             2,639
      Units redeemed              (57,048)          (46,645)           (1,971)             (190)           (1,108)           (1,002)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               204,544           194,605                 -            1,684              6,333             2,239
                         ================  ================  ================  ================  ================  ================

(q)  For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   Janus Aspen Series                 Janus Aspen Series                  Janus Aspen Series
                                       Sub-Account                       Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                             Mid
                                      Janus Portfolio                      Cap Value                            Overseas
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010               2009             2010               2009             2010               2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        195,661  $         45,519  $            672  $            109  $          2,138  $            458
Net realized gains
   (losses)                       (63,795)         (621,259)              512             1,278             6,075             4,098
Change in unrealized
   gains (losses)               3,276,719         7,627,025            10,554             4,288            60,070            30,859
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   3,408,585         7,051,285            11,738             5,675            68,283            35,415
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        2,682,548         3,007,572            92,347            34,576           238,150           104,422
Benefit payments                  (97,186)         (130,704)                -                 -                (3)                -
Payments on termination        (1,626,670)       (1,657,793)           (6,379)           (9,150)          (12,678)          (13,850)
Loans - net                      (223,299)         (171,488)             (501)                -                 -                 -
Records maintenance
   charge                      (2,217,812)       (2,380,991)          (19,509)           (7,549)          (67,220)          (26,377)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (511,428)         (395,975)            8,674            (4,826)           (2,099)           45,191
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions         (1,993,847)       (1,729,379)           74,632            13,051           156,150           109,386
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   1,414,738         5,321,906            86,370            18,726           224,433           144,801
NET ASSETS AT BEGINNING
   OF PERIOD                   25,732,416        20,410,510            26,322             7,596           166,105            21,304
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $     27,147,154  $     25,732,416  $        112,692  $         26,322  $        390,538  $        166,105
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,616,140         1,730,942             2,766             1,067            19,744             4,547
      Units issued                 18,417            50,851             8,306             3,390            21,778            17,848
      Units redeemed             (128,804)         (165,653)             (832)           (1,691)           (4,477)           (2,651)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,505,753         1,616,140            10,240             2,766            37,045            19,744
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Janus Aspen
                                    Janus Aspen Series                Janus Aspen Series             Series (Service Shares)
                                        Sub-Account                      Sub-Account                       Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                       Research
                                    Core Portfolio                    Worldwide Portfolio              Balanced (Service Shares)
                         ----------------------------------- ----------------------------------- -----------------------------------
                              2010 (q)           2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $             90  $             18  $         65,004  $        233,730  $        109,674  $         95,746
Net realized gains
   (losses)                         2,785               253           (21,255)         (486,147)            8,851           119,338
Change in unrealized
   gains (losses)                  (2,136)            2,258         3,627,209         7,413,165           219,654           581,619
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                         739             2,529         3,670,958         7,160,748           338,179           796,703
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                            3,098             7,772         2,738,794         3,067,412         1,080,726         1,226,539
Benefit payments                        -                 -          (103,052)          (37,904)             (255)          (12,266)
Payments on termination              (376)             (308)       (1,963,106)       (1,453,234)         (292,518)         (304,014)
Loans - net                             -                 -          (230,027)          (99,538)          (34,551)          (25,472)
Records maintenance
   charge                          (1,537)           (3,622)       (2,302,339)       (2,414,809)         (588,486)         (711,057)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (12,760)              401           229,988          (531,089)           98,317            81,595
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            (11,575)            4,243        (1,629,742)       (1,469,162)          263,233           255,325
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     (10,836)            6,772         2,041,216         5,691,586           601,412         1,052,028
NET ASSETS AT BEGINNING
   OF PERIOD                       10,836             4,064        25,217,846        19,526,260         3,994,498         2,942,470
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $              -  $         10,836  $     27,259,062  $     25,217,846  $      4,595,910  $      3,994,498
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,308               666         1,576,042         1,670,845           228,759           211,619
      Units issued                    221               816            48,276            73,800            24,887            31,315
      Units redeemed               (1,529)             (174)         (152,398)         (168,603)          (10,210)          (14,175)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                     -             1,308         1,471,920         1,576,042           243,436          228,759
                         ================  ================  ================  ================  ================  ================

(q) For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen                         Janus Aspen                         Janus Aspen
                                Series (Service Shares)            Series (Service Shares)             Series (Service Shares)
                                      Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                           Mid Cap                                                          Risk-Managed
                                   Value (Service Shares)          Overseas (Service Shares)             Core (Service Shares)
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010               2009             2010              2009             2010 (q)          2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         12,893  $          7,074  $         28,103  $         10,305  $         11,763  $          5,860
Net realized gains
   (losses)                        (8,652)           (2,015)         (119,573)         (689,978)          (98,704)          (21,431)
Change in unrealized
   gains (losses)                 367,721           581,367         1,850,010         3,882,689           129,373           128,227
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     371,962           586,426         1,758,540         3,203,016            42,432           112,656
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          614,357           707,062           918,150           888,743            54,846           197,087
Benefit payments                     (181)           (1,762)           (6,506)          (19,895)                -                 -
Payments on termination          (211,955)         (146,753)         (332,772)         (359,410)           (9,048)          (54,244)
Loans - net                       (43,500)          (16,096)          (37,091)          (36,440)           (3,853)           (6,737)
Records maintenance
   charge                        (351,368)         (405,822)         (676,040)         (661,685)          (26,124)          (99,520)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    5,797            50,656         2,074,450          (274,571)         (639,997)              211
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             13,150           187,285         1,940,191          (463,258)         (624,176)           36,797
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     385,112           773,711         3,698,731         2,739,758          (581,744)          149,453
NET ASSETS AT BEGINNING
   OF PERIOD                    2,419,594         1,645,883         6,463,809         3,724,051           581,744           432,291
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      2,804,706  $      2,419,594  $     10,162,540  $      6,463,809  $              -  $        581,744
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      162,751           147,154           768,477           791,208            49,737            45,296
      Units issued                 20,709            32,491           345,106           321,813             1,684             9,824
      Units redeemed              (19,929)          (16,894)         (145,973)         (344,544)          (51,421)           (5,383)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               163,531           162,751           967,610           768,477                 -            49,737
                         ================  ================  ================  ================  ================  ================

(q) For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen
                              Series                    Janus Aspen                         Lazard
                         (Service Shares)        Series (Service Shares)           Retirement Series, Inc.
                           Sub-Account                 Sub-Account                       Sub-Account
                         ----------------- ----------------------------------- -----------------------------------
                           Small Company
                              Value                                                        Emerging
                         (Serive Shares)       Worldwide (Service Shares)               Markets Equity
                         ----------------- ----------------------------------- -----------------------------------
                             2009 (ad)           2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $          2,955  $          6,149  $         21,583  $         36,168
Net realized gains
   (losses)                      (529,532)              849           (49,873)           17,908           (37,352)
Change in unrealized
   gains (losses)                 491,688            86,078           198,082           327,319           683,557
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     (37,844)           89,882           154,358           366,810           682,373
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          177,361           127,126           140,631           307,690           330,458
Benefit payments                     (368)                -                 -                 -            (2,587)
Payments on termination           (11,685)          (58,529)          (37,442)         (106,046)         (102,914)
Loans - net                            (8)          (11,116)          (17,797)          (18,503)          (12,472)
Records maintenance
   charge                         (87,052)          (64,185)          (70,788)         (194,288)         (209,107)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (886,276)            2,456           (81,995)           79,924           (61,017)
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (808,028)           (4,248)          (67,391)           68,777           (57,639)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (845,872)           85,634            86,967           435,587           624,734
NET ASSETS AT BEGINNING
   OF PERIOD                      845,872           578,937           491,970         1,570,449           945,715
                         ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $              -  $        664,571  $        578,937  $      2,006,036  $      1,570,449
                         ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      104,169            39,870            46,553            34,968            35,765
      Units issued                 10,293             4,485             5,725             6,485             5,246
      Units redeemed             (114,462)           (4,736)          (12,408)           (5,048)           (6,043)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                     -            39,619            39,870            36,405            34,968
                         ================  ================  ================  ================  ================

(ad) For the period beginning January 1, 2009, and ended April 30, 2009

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason Partners                Legg Mason Partners                    Legg Mason Partners
                             Variable Portfolios I, Inc.        Variable Portfolios I, Inc.          Variable Portfolios I, Inc.
                                     Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                  Legg Mason ClearBridge           Legg Mason ClearBridge         Legg Mason Western Assets Variable
                                Variable Investors Class I         Variable Value Class I               Global High Yield Bond
                         ----------------------------------- ----------------------------------- -----------------------------------
                              2010              2009               2010              2009             2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         35,546  $         20,112  $         14,123  $          9,819  $        161,957  $        151,653
Net realized gains
   (losses)                       (30,904)          (67,628)          (25,404)          (39,632)           (7,808)          (48,174)
Change in unrealized
   gains (losses)                 109,524           309,167           141,781           221,597            96,582           497,668
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     114,166           261,651           130,500           191,784           250,731           601,147
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          199,323           210,511           182,815           239,788           378,596           464,375
Benefit payments                        -            (1,063)                -                 -            (4,804)           (1,207)
Payments on termination          (183,725)          (85,890)          (78,944)          (58,288)         (134,376)          (77,999)
Loans - net                        (6,001)           (1,128)          (21,230)             (535)          (14,849)          (11,432)
Records maintenance
   charge                        (113,368)         (124,147)         (103,880)         (124,499)         (241,316)         (266,418)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    6,238           (21,365)          (44,669)          (12,564)           (3,867)          (51,446)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            (97,533)          (23,082)          (65,908)           43,902           (20,616)           55,873
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      16,633           238,569            64,592           235,686           230,115           657,020
NET ASSETS AT BEGINNING
   OF PERIOD                    1,321,613         1,083,044           837,939           602,253         1,698,829         1,041,809
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      1,338,246  $      1,321,613  $        902,531  $        837,939  $      1,928,944  $      1,698,829
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      115,108           117,340           106,422            98,945           124,463           118,730
      Units issued                 10,869            15,081             9,308            19,606            11,706            20,266
      Units redeemed              (19,580)          (17,313)          (17,427)          (12,129)          (13,195)          (14,533)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               106,397           115,108            98,303           106,422           122,974           124,463
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable                         MFS Variable                       MFS Variable
                                   Insurance Trust                      Insurance Trust                    Insurance Trust
                                     Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                              MFS                       MFS Investors Growth
                                      MFS Growth                      High Income Series                    Stock Series
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010               2009             2010               2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $          7,124  $         16,002  $         54,016  $         44,357  $          2,643  $          3,278
Net realized gains
   (losses)                        68,426           (81,855)           (2,709)          (25,465)              862            (6,412)
Change in unrealized
   gains (losses)                 812,526         1,755,935            52,072           195,561            70,360           168,608
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     888,076         1,690,082           103,379           214,453            73,865           165,474
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          631,615           699,556           202,939           234,538           174,044           200,283
Benefit payments                   (6,366)          (29,681)                -              (187)                -                 -
Payments on termination          (495,772)         (242,525)          (64,407)          (39,029)          (49,234)          (28,103)
Loans - net                       (83,984)          (64,045)           (3,610)           (1,136)           (3,474)           (3,995)
Records maintenance
   charge                        (449,770)         (477,791)         (124,544)         (149,993)          (96,980)         (109,024)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (106,785)         (164,744)           43,151           (19,949)          (28,975)          (13,200)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (511,062)         (279,230)           53,529            24,244            (4,619)           45,961
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     377,014         1,410,852           156,908           238,697            69,246           211,435
NET ASSETS AT BEGINNING
   OF PERIOD                    6,128,639         4,717,787           698,472           459,775           590,063           378,628
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      6,505,653  $      6,128,639  $        855,380  $        698,472  $        659,309  $        590,063
                         ================  ================  ================  ================  ===============   ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      458,514           485,939            53,917            51,656            48,671            43,584
      Units issued                 10,168            15,345             8,411            11,821             5,420             8,493
      Units redeemed              (46,683)          (42,770)           (4,778)           (9,560)           (5,740)           (3,406)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               421,999           458,514            57,550            53,917            48,351            48,671
                         ================  ================  ================= ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      MFS Variable                      MFS Variable                        MFS Variable
                                    Insurance Trust                   Insurance Trust                     Insurance Trust
                                      Sub-Account                       Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                            MFS New
                              MFS Investors Trust Series               Discovery Series                  MFS Research Series
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010             2009              2010               2009             2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         46,241  $         59,804  $              -  $              -  $         20,483  $         27,295
Net realized gains
   (losses)                        24,373          (108,883)          119,817          (145,982)           12,145           (26,552)
Change in unrealized
   gains (losses)                 350,190           901,845         2,567,197         2,949,199           314,895           531,496
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     420,804           852,766         2,687,014         2,803,217           347,523           532,239
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          404,451           435,827           921,213         1,012,678           183,255           209,311
Benefit payments                   (2,974)                -            (2,311)             (845)           (3,575)                -
Payments on termination          (310,554)         (206,214)         (657,861)         (331,725)         (152,754)          (80,584)
Loans - net                       (75,069)          (24,699)         (100,709)          (43,830)          (21,641)          (14,746)
Records maintenance
   charge                        (293,076)         (326,024)         (652,457)         (613,487)         (141,410)         (144,533)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (12,472)         (246,477)          517,783           268,863           (15,810)           27,655
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (289,694)         (367,587)           25,658           291,654          (151,935)           (2,897)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     131,110           485,179         2,712,672         3,094,871           195,588           529,342
NET ASSETS AT
   BEGINNING OF PERIOD          4,013,793         3,528,614         7,239,758         4,144,887         2,294,835         1,765,493
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      4,144,903  $      4,013,793  $      9,952,430  $      7,239,758  $      2,490,423  $      2,294,835
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      326,395           364,122           333,889           311,937           180,930           181,713
      Units issued                 16,002            19,715            43,758            71,564             4,975            13,240
      Units redeemed              (39,008)          (57,442)          (40,984)          (49,612)          (16,485)          (14,023)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               303,389           326,395           336,663           333,889           169,420           180,930
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

-----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable                        MFS Variable                         MFS Variable
                                     Insurance                            Insurance                           Insurance
                                       Trust                                Trust                               Trust
                                    Sub-Account                          Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                     MFS Total                          MFS Utilities                         MFS Value
                                   Return Series                           Series                               Series
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        274,159  $        335,967  $         59,937  $         74,673  $         18,927  $         13,149
Net realized gains
   (losses)                       (67,727)         (208,667)          (16,440)          (43,376)           (7,688)          (19,452)
Change in unrealized
   gains (losses)                 764,231         1,460,396           220,509           441,312           138,335           230,688
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                970,663         1,587,696           264,006           472,609           149,574           224,385
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,275,673         1,496,187           428,320           518,441           266,691           320,897
Benefit payments                  (12,653)          (22,702)           (8,770)                -              (179)             (778)
Payments on termination          (804,802)         (582,528)         (124,998)         (111,886)          (79,606)          (41,864)
Loans - net                       (63,342)          (58,743)          (23,719)          (14,062)          (17,659)           (2,142)
Records maintenance
   charge                        (867,560)         (985,437)         (233,876)         (277,405)         (149,499)         (168,961)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (196,508)         (289,730)          (14,472)          (39,130)           48,788            10,258
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (669,192)         (442,953)           22,485            75,958            68,536           117,410
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     301,471         1,144,743           286,491           548,567           218,110           341,795
NET ASSETS AT BEGINNING
   OF PERIOD                   10,263,782         9,119,039         1,900,227         1,351,660         1,238,923           897,128
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $     10,565,253  $     10,263,782  $      2,186,718  $      1,900,227  $      1,457,033  $      1,238,923
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      593,556           622,432            64,187            60,823            95,069            84,478
      Units issued                 19,401            30,744             7,921             9,608            14,350            16,350
      Units redeemed              (57,155)          (59,620)           (7,205)           (6,244)           (9,175)           (5,759)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               555,802           593,556            64,903            64,187           100,244            95,069
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable
                                       Insurance                        Oppenheimer                         Oppenheimer
                                         Trust                            Variable                           Variable
                                    (Service Class)                    Account Funds                       Account Funds
                                      Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                        MFS New
                                       Discovery
                                        Series                          Oppenheimer                         Oppenheimer
                                    (Service Class)                       Balanced                           Core Bond
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         (4,920) $        (2,483)  $            393  $              -  $            365  $              -
Net realized gains
   (losses)                        70,502          (37,684)               198               (59)              143              (370)
Change in unrealized
   gains (losses)                 155,771          212,439              5,674             2,629             1,873             1,869
                         ----------------  ---------------   ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                221,353          172,272              6,265             2,570             2,381             1,499
                         ----------------  ---------------   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           48,855           33,954             67,216            22,520            23,210            11,884
Benefit payments                   (8,122)            (100)                 -                 -                 -                 -
Payments on termination          (115,665)         (16,875)            (4,033)             (526)           (1,105)             (974)
Loans - net                           458           (2,592)                18              (825)           (1,045)                -
Records maintenance
   charge                         (51,767)         (35,119)           (25,572)           (9,960)           (7,626)           (3,687)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  242,187          227,669              3,147             5,189             1,992             3,086
                         ----------------  ---------------   ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            115,946          206,937             40,776            16,398            15,426            10,309
                         ----------------  ---------------   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     337,299          379,209             47,041            18,968            17,807            11,808
NET ASSETS AT BEGINNING
    OF PERIOD                     652,514          273,305             22,796             3,828            17,290             5,482
                         ----------------  ---------------   ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        989,813  $       652,514   $         69,837  $         22,796  $         35,097  $         17,290
                         ================  ===============   ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       53,895           36,521              3,209               657             2,590               900
      Units issued                 46,062           48,457              5,900             2,949             2,561             2,176
      Units redeemed              (39,395)         (31,083)              (402)             (397)             (433)             (486)
                         ----------------  ---------------   ----------------  ----------------  ----------------  ----------------
   Units outstanding at
       end of period               60,562           53,895              8,707             3,209             4,718             2,590
                         ================  ===============   ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

-----------------------------------------------------------------------------------------------------------------------------------

                                      Oppenheimer                       Oppenheimer                          Oppenheimer
                                       Variable                           Variable                             Variable
                                     Account Funds                     Account Funds                        Account Funds
                                      Sub-Account                       Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                        Oppenheimer
                                      Oppenheimer                       Main Street                          Oppenheimer
                                        Global                           Small Cap                           Small & Mid
                                      Securities                          Growth                             Cap Fund (r)
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          1,190  $            349  $         36,230  $         37,624  $              -  $              -
Net realized gains
   (losses)                           976             1,865              (841)          (58,693)          (10,151)          (21,590)
Change in unrealized
   gains (losses)                  22,990            11,561         1,271,908         1,532,441           246,446           217,923
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                 25,156            13,775         1,307,297         1,511,372           236,295           196,333
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          159,300            58,504         1,525,444         1,682,842           322,324           372,724
Benefit payments                        -                 -           (21,760)           (1,693)                -               (68)
Payments on termination            (9,149)             (276)         (450,904)         (307,978)          (73,115)          (35,758)
Loans - net                        (3,261)           (1,650)          (60,894)          (51,661)           (9,427)           (7,660)
Records maintenance
   charge                         (32,286)          (14,842)         (794,396)         (870,005)         (162,865)         (181,762)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                    2,651            12,543          (125,092)         (100,060)          (29,491)           (3,284)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            117,255            54,279            72,398           351,445            47,426           144,192
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     142,411            68,054         1,379,695         1,862,817           283,721           340,525
NET ASSETS AT BEGINNING
   OF PERIOD                       77,186             9,132         5,494,465         3,631,648           843,274           502,749
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        219,597  $         77,186  $      6,874,160  $      5,494,465  $      1,126,995  $        843,274
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        8,850             1,464           286,155           256,285            96,219            76,070
      Units issued                 14,655             8,816            24,094            43,174            16,184            25,741
      Units redeemed               (1,792)           (1,430)          (15,958)          (13,304)          (11,518)           (5,592)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                21,713             8,850           294,291           286,155           100,885            96,219
                         ================  ================  ================  ================  ================  ================

(r) Previously known as Oppenheimer Mid Cap Fund

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Oppenheimer
                                                                                                               Variable
                                      Oppenheimer                         Oppenheimer                       Account Funds
                                       Variable                            Variable                         (Service Shares
                                     Account Funds                       Account Funds                         ("SC"))
                                      Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                      Oppenheimer                         Oppenheimer                   Oppenheimer Main Street
                                    Strategic Bond                           Value                       Small Cap Growth (SC)
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          2,038  $             49  $            465  $            102  $          4,993  $         16,971
Net realized gains
   (losses)                           386               125               636              (171)           65,292          (386,734)
Change in unrealized
   gains (losses)                   2,111             2,017            10,955             8,453         1,301,369         2,116,314
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                  4,535             2,191            12,056             8,384         1,371,654         1,746,551
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           23,816            12,611            53,938            28,570           416,154           484,577
Benefit payments                        -                 -                 -                 -           (46,643)          (24,185)
Payments on termination            (3,124)             (397)           (2,716)             (432)         (521,795)         (373,877)
Loans - net                          (230)                -            (2,977)                -           (14,948)              671
Records maintenance
   charge                         (10,265)           (5,084)          (16,591)           (7,903)         (409,834)         (414,263)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   10,655             1,794             6,733             2,253           209,446          (331,057)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             20,852             8,924            38,387            22,488          (367,620)         (658,134)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      25,387            11,115            50,443            30,872         1,004,034         1,088,417
NET ASSETS AT BEGINNING
   OF PERIOD                       19,553             8,438            37,088             6,216         5,908,677         4,820,260
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         44,940  $         19,553  $         87,531  $         37,088  $      6,912,711  $      5,908,677
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,979             1,015             3,915               952           422,278           470,596
      Units issued                  2,447             1,271             4,675             3,604           149,637            67,951
      Units redeemed                 (470)             (307)             (816)             (641)         (167,713)         (116,269)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 3,956             1,979             7,774             3,915           404,202           422,278
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 Oppenheimer Variable
                                     Account Funds                                                   Panorama Series Fund, Inc.
                                (Service Shares ("SS"))           Panorama Series Fund, Inc.             (Service Class ("SC"))
                                    Sub-Account (s)                      Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                      Oppenheimer                         Oppenheimer                          Oppenheimer
                              Global Securities (SS) (t)             International Growth              International Growth (SC)
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         70,535  $         82,661  $         11,558  $         10,908  $          7,821  $          9,014
Net realized gains
   (losses)                       (35,622)           15,573                66           (23,600)          (24,862)         (108,287)
Change in unrealized
   gains (losses)                 866,529         1,502,695           128,451           272,264           296,741           711,365
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                901,442         1,600,929           140,075           259,572           279,700           612,092
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,673,856         1,949,672           231,317           215,741           111,998           122,407
Benefit payments                     (249)             (810)             (247)                -           (16,240)             (289)
Payments on termination          (342,989)         (295,344)          (85,835)          (32,428)         (187,864)          (52,784)
Loans - net                       (56,187)          (42,707)          (36,123)           (9,760)           26,923             3,553
Records maintenance
   charge                        (908,272)       (1,032,552)         (118,120)         (114,814)         (166,336)         (146,017)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (222,769)         (169,995)           16,110           (25,296)           40,669           (14,802)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            143,390           408,264             7,102            33,443          (190,850)          (87,932)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   1,044,832         2,009,193           147,177           293,015            88,850           524,160
NET ASSETS AT BEGINNING
   OF PERIOD                    5,649,676         3,640,483           945,842           652,827         2,204,411         1,680,251
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      6,694,508  $      5,649,676  $      1,093,019  $        945,842  $      2,293,261  $      2,204,411
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      407,663           366,065            37,342            33,615           144,491           152,081
      Units issued                 35,187            64,106             9,327             7,845            55,354            22,405
      Units redeemed              (25,352)          (22,508)           (5,347)           (4,118)          (67,777)          (29,995)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               417,498           407,663            41,322            37,342           132,068           144,491
                         ================  ================  ================  ================  ================  ================

(s) Previously known as Oppenheimer Variable Account Funds (Service Class ("SC")
(t) Previously known as Oppenheimer Global Securities (SC)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                           PIMCO Advisors
                              Variable                 PIMCO Advisors
                          Insurance Trust         Variable Insurance Trust        PIMCO Variable Insurance Trust
                            Sub-Account                 Sub-Account                        Sub-Account
                         ----------------- ----------------------------------- -----------------------------------
                                                        Premier
                          OpCap Balanced        VIT NACM Small Cap Class I                  Foreign Bond
                         ----------------- ----------------------------------- -----------------------------------
                              2009 (ac)         2010 (q)           2009              2010             2009
                         ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         54,240  $          2,029  $         (6,000) $         80,078  $        114,578
Net realized gains
   (losses)                    (1,059,464)       (2,332,154)         (712,557)          143,142           360,289
Change in unrealized
   gains (losses)                 950,397         2,898,949         1,205,944           133,099            16,848
                         ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                (54,827)          568,824           487,387           356,319           491,715
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           93,591           166,182           566,266           473,702           488,507
Benefit payments                     (517)           (1,946)          (11,071)             (180)          (11,313)
Payments on termination           (18,186)          (90,488)         (221,028)         (224,972)         (286,249)
Loans - net                        (2,757)          (21,435)          (33,862)          (19,240)           52,784
Records maintenance
   charge                         (62,154)         (107,165)         (352,182)         (406,054)         (382,161)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net               (1,412,873)       (4,277,547)         (218,491)          968,478          (174,900)
Increase (decrease) in
   net assets from
   policy transactions         (1,402,896)       (4,332,399)         (270,368)          791,734          (313,332)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                  (1,457,723)       (3,763,575)          217,019         1,148,053           178,383
NET ASSETS AT BEGINNING
    OF PERIOD                   1,457,723         3,763,575         3,546,556         3,986,642         3,808,259
                         ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $              -  $              -  $      3,763,575  $      5,134,695  $      3,986,642
                         ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      180,115           372,343           405,076           280,317           309,197
      Units issued                 10,789            13,501            31,205           116,549            94,551
      Units redeemed             (190,904)         (385,844)          (63,938)          (63,528)         (123,431)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                     -                 -           372,343           333,338           280,317
                         ================  ================  ================  ================  ================

(q) For period beginning January 1, 2010, and ended April 30, 2010
(ac) For period beginning January 1, 2009, and ended April 24, 2009

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                            PIMCO Variable Insurance Trust     PIMCO Variable Insurance Trust       PIMCO Variable Insurance Trust
                                      Sub-Account                       Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                    Money Market                     PIMCO Real Return                     PIMCO Total Return
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          1,543  $          3,572  $         46,009  $         79,484  $        462,312  $        849,542
Net realized gains
   (losses)                             -                 -            41,078           104,784           881,334           685,283
Change in unrealized
   gains (losses)                       -                 -           158,939           236,097           220,303           645,776
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                  1,543             3,572           246,026           420,365         1,563,949         2,180,601
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          551,785           739,109           671,400           754,533         1,993,761         2,100,136
Benefit payments                        -              (632)                -                 -           (11,861)          (27,104)
Payments on termination          (748,631)         (859,111)         (154,896)         (176,101)       (1,463,832)       (1,150,267)
Loans - net                      (135,695)          (45,147)          (25,866)          (17,349)         (151,259)          (60,915)
Records maintenance
   charge                        (354,594)         (443,385)         (396,479)         (456,446)       (1,623,053)       (1,690,090)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   32,671         1,014,861            16,529           340,499           376,181         3,490,022
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (654,464)          405,695           110,688           445,136          (880,063)        2,661,782
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (652,921)          409,267           356,714           865,501           683,886         4,842,383
NET ASSETS AT BEGINNING
    OF PERIOD                   3,551,025         3,141,758         2,923,706         2,058,205        19,051,552        14,209,169
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      2,898,104  $      3,551,025  $      3,280,420  $      2,923,706  $     19,735,438  $     19,051,552
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      303,232           268,585           215,387           179,513         1,189,770         1,011,984
      Units issued                 33,658           138,953            28,267            59,465           196,472           333,451
      Units redeemed              (89,534)         (104,306)          (20,108)          (23,591)         (244,382)         (155,665)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               247,356           303,232           223,546           215,387         1,141,860         1,189,770
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 Putnam Variable Trust         Putnam Variable Trust (Class IA)     Putnam Variable Trust (Class IA)
                                     Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                                                           VT International
                           VT International Value Fund (u)         VT HighYield (Class IA)            Value Fund (Class IA) (v)
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        127,943  $         (6,635) $         58,059  $         63,220  $         40,433  $              -
Net realized gains
   (losses)                      (410,630)       (1,011,287)           (1,320)          (22,125)          (75,507)          (61,541)
Change in unrealized
   gains (losses)                 581,011         1,915,347            54,573           214,020           138,356           330,288
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                298,324           897,425           111,312           255,115           103,282           268,747
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          348,105           439,861           115,303           124,773           190,699           224,437
Benefit payments                        -           (15,621)           (2,823)           (5,137)           (1,870)                -
Payments on termination          (285,379)         (311,298)          (45,170)          (45,938)          (84,234)          (65,354)
Loans - net                       (47,902)          (69,064)           (2,583)           (6,649)           (6,600)           (9,708)
Records maintenance
   charge                        (241,900)         (267,999)          (80,013)          (89,441)          (79,478)          (90,431)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   87,210          (515,470)           81,172            10,909            37,982              (667)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (139,866)         (739,591)           65,886           (11,483)           56,499            58,277
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     158,458           157,834           177,198           243,632           159,781           327,024
NET ASSETS AT BEGINNING
   OF PERIOD                    4,294,909         4,137,075           741,410           497,778         1,202,828           875,804
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      4,453,367  $      4,294,909  $        918,608  $        741,410  $      1,362,609  $      1,202,828
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      298,197           362,315            41,127            41,505            61,680            56,761
      Units issued                 36,561            19,683             6,461             7,273            12,366            10,615
      Units redeemed              (46,281)          (83,801)           (3,100)           (7,651)           (8,997)           (5,696)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               288,477           298,197            44,488            41,127            65,049            61,680
                         ================  ================  ================  ================  ================  ================

(u) Previously known as VT International Growth and Income
(v) Previously known as VT International Growth and Income (Class IA)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                        T. Rowe Price                       T. Rowe Price
                                 Rydex Variable Trust               Equity Series, Inc.                  Equity Series, Inc.
                                      Sub-Account                       Sub-Account                          Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                   Rydex SGI VT U.S.                   T. Rowe Price
                             Long Short Momentum Fund (w)            Blue Chip Growth                T. Rowe Price Equity Income
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010             2009              2010               2009             2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $            528  $              -  $              -  $        388,784  $        333,622
Net realized gains
   (losses)                        (5,931)          (43,578)           12,150           (19,763)         (163,362)         (486,725)
Change in unrealized
   gains (losses)                  73,953           170,301           354,466           656,380         2,700,345         4,291,694
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                 68,022           127,251           366,616           636,617         2,925,767         4,138,591
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN  NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          170,635           175,910           640,899           773,258         3,302,865         3,772,449
Benefit payments                        -                 -                 -            (1,136)          (22,900)          (17,048)
Payments on termination           (54,482)          (21,949)         (150,824)         (104,785)       (1,186,116)       (1,137,366)
Loans - net                        (6,745)           (6,907)          (37,109)          (22,787)         (113,393)         (165,679)
Records maintenance
   charge                         (86,436)          (94,699)         (356,423)         (406,822)       (1,951,793)       (2,100,287)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   18,561           (48,299)         (104,297)          (41,495)         (162,910)         (286,415)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             41,533             4,056            (7,754)          196,233          (134,247)           65,654
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     109,555           131,307           358,862           832,850         2,791,520         4,204,245
NET ASSETS AT BEGINNING
   OF PERIOD                      623,726           492,419         2,215,024         1,382,174        19,596,671        15,392,426
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $        733,281  $        623,726  $      2,573,886  $      2,215,024  $     22,388,191  $     19,596,671
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       35,121            35,295           189,659           168,269         1,184,409         1,168,484
      Units issued                  7,162             7,645            17,804            34,424            63,670           111,873
      Units redeemed               (5,155)           (7,819)          (18,112)          (13,034)          (71,651)          (95,948)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 37,128           35,121           189,351           189,659         1,176,428         1,184,409
                         ================  ================  ================  ================  ================  ================

(w)  Previously known as Rydex VT All-Cap Opportunity Fund

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                     T. Rowe Price                        T. Rowe Price                    T. Rowe Price
                                 Equity Series, Inc.                  Equity Series, Inc.             International Series, Inc.
                                     Sub-Account                          Sub-Account                      Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                                                          T. Rowe Price                     T. Rowe Price
                            T. Rowe Price Mid-Cap Growth               New America Growth               International Stock
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010             2009                2010             2009             2010               2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $              -  $          3,944  $              -  $         33,847  $         81,361
Net realized gains
   (losses)                       610,127          (174,396)          192,460            (3,148)         (197,547)         (619,248)
Change in unrealized
   gains (losses)               1,636,477         2,958,211           136,860           862,534           589,933         1,837,074
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations              2,246,604         2,783,815           333,264           859,386           426,233         1,299,187
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          738,394           854,882           234,593           246,315           345,158           399,432
Benefit payments                  (12,873)           (4,284)             (703)                -            (2,120)          (15,425)
Payments on termination          (620,296)         (477,734)         (141,011)          (94,742)         (220,112)         (208,074)
Loans - net                       (75,960)           (8,655)          (27,745)          (32,649)          (45,616)          (23,987)
Records maintenance
   charge                        (635,657)         (647,429)         (163,394)         (172,470)         (250,679)         (245,481)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (388,023)         (344,548)         (853,805)          821,254            42,361          (643,118)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease)
   in net assets from
   policy transactions           (994,415)         (627,768)         (952,065)          767,708          (131,008)         (736,653)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   1,252,189         2,156,047          (618,801)        1,627,094           295,225           562,534
NET ASSETS AT BEGINNING
   OF PERIOD                    8,602,176         6,446,129         2,867,795         1,240,701         3,662,614         3,100,080
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      9,854,365  $      8,602,176  $      2,248,994  $      2,867,795  $      3,957,839  $      3,662,614
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
     beginning of
      period                      347,447           379,214           225,430           146,063           267,945           345,604
      Units issued                  2,098             8,986            85,417           133,933            90,829            34,161
      Units redeemed              (38,869)          (40,753)         (163,094)          (54,566)         (105,800)         (111,820)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               310,676           347,447           147,753           225,430           252,974           267,945
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                          The                               The                                 The
                                   Alger Portfolios                   Alger Portfolios                    Alger Portfolios
                                    Sub-Account (x)                   Sub-Account (x)                     Sub-Account (x)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                         Alger                         Alger Capital                        Alger Income
                                  Balanced Class I-2               Appreciation Class I-2                & Growth Class I-2
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010             2009               2010              2009              2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
  (loss)                 $            895  $            206  $         49,574  $              -  $         65,670  $         98,268
Net realized gains
  (losses)                            357               133           333,840           (10,595)          (38,636)         (106,393)
Change in unrealized
   gains (losses)                   3,322             2,805         1,301,418         4,325,009           514,998         1,144,200
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                  4,574             3,144         1,684,832         4,314,414           542,032         1,136,075
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           43,894            24,875         2,026,658         2,166,190           533,890           598,622
Benefit payments                        -                 -                 -            (2,289)           (2,244)                -
Payments on termination            (2,833)             (869)       (1,059,736)         (702,814)         (343,938)         (258,764)
Loans - net                             -                 -          (131,699)         (126,337)             (399)          (13,578)
Records maintenance
   charge                         (17,426)           (7,350)       (1,259,231)       (1,307,696)         (363,426)         (378,943)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                     (410)            6,372          (347,764)           66,429           (91,893)          (48,689)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease)
   in net assets from
   policy transactions             23,225            23,028          (771,772)           93,483          (268,010)         (101,352)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      27,799            26,172           913,060         4,407,897           274,022         1,034,723
NET ASSETS AT BEGINNING
   OF PERIOD                       27,468             1,296        12,799,086         8,391,189         4,604,089         3,569,366
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $         55,267  $         27,468  $     13,712,146  $     12,799,086  $      4,878,111  $      4,604,089
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        2,989               182           611,714           602,268           343,935           352,426
      Units issued                  3,024             3,087            41,868            61,967            11,331            19,147
      Units redeemed                 (563)             (280)          (70,455)          (52,521)          (30,681)          (27,638)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 5,450             2,989           583,127           611,714           324,585           343,935
                         ================  ================  ================  ================  ================  ================

(x)  Previously known as The Alger American Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                           The                               The                                The
                                    Alger Portfolios                  Alger Portfolios                   Alger Portfolios
                                     Sub-Account (x)                  Sub-Account (x)                    Sub-Account (x)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                     Alger Large Cap                    Alger MidCap                      Alger SmallCap
                                    Growth Class I-2                  Growth Class I-2                   Growth Class I-2
                         ----------------------------------- ----------------------------------- -----------------------------------
                              2010              2009               2010               2009             2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         66,553  $         48,147  $              -  $              -  $              -  $              -
Net realized gains
   (losses)                        27,901          (118,202)       (1,419,808)       (1,214,287)          152,547           (36,909)
Change in unrealized
   gains (losses)               1,083,298         3,009,394         4,881,777         7,860,195         1,134,359         1,803,089
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations              1,177,752         2,939,339         3,461,969         6,645,908         1,286,906         1,766,180
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,413,512         1,629,831         3,158,204         3,575,001           549,028           617,957
Benefit payments                  (32,164)           (4,719)           (9,024)           (5,365)           (2,740)           (9,264)
Payments on termination          (551,647)         (442,272)       (1,400,523)       (1,023,450)         (432,111)         (275,704)
Loans - net                       (94,450)          (45,968)         (202,478)         (131,660)          (49,591)          (46,999)
Records maintenance
   charge                        (913,384)         (978,436)       (1,898,567)       (1,981,647)         (411,184)         (423,163)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (128,937)         (186,560)         (814,012)           30,945           (96,511)         (156,993)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (307,070)          (28,124)       (1,166,400)          463,824          (443,109)         (294,166)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     870,682         2,911,215         2,295,569         7,109,732           843,797         1,472,014
NET ASSETS AT BEGINNING
   OF PERIOD                    9,071,997         6,160,782        19,184,398        12,074,666         5,384,329         3,912,315
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      9,942,679  $      9,071,997  $     21,479,967  $     19,184,398  $      6,228,126  $      5,384,329
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      704,155           704,019         1,040,451           988,604           411,542           435,109
      Units issued                 26,571            52,356            97,107           141,387            23,950            66,018
      Units redeemed              (48,795)          (52,220)         (157,358)          (89,540)          (55,554)          (89,585)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               681,931           704,155           980,200         1,040,451           379,938           411,542
                         ================  ================  ================  ================  ================  ================

(x)  Previously known as The Alger American Fund

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      The Universal                     The Universal                       The Universal
                                Institutional Funds, Inc.        Institutional Funds, Inc.           Institutional Funds, Inc.
                                       Sub-Account                      Sub-Account                         Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                   Morgan Stanley UIF           Morgan Stanley UIF Emerging           Morgan Stanley UIF U.S.
                               Capital Growth Class I (y)        Markets Equity Class I (z)           Real Estate Class I (aa)
                         ----------------------------------- ----------------------------------- -----------------------------------
                                2010              2009              2010              2009            2010                2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         (1,450) $         (2,706) $          1,015  $              -  $         93,511  $         98,683
Net realized gains
   (losses)                        59,305           (23,923)            5,242             1,761          (166,922)         (535,437)
Change in unrealized
   gains (losses)                 274,736           659,811            27,967            31,502         1,235,007         1,350,440
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                332,591           633,182            34,224            33,263         1,161,596           913,686
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          273,964           324,324           125,306            89,549         1,008,920         1,179,274
Benefit payments                   (1,072)           (1,777)                -                 -            (2,493)          (12,492)
Payments on termination          (124,299)         (131,795)          (16,316)           (1,369)         (331,425)         (209,193)
Loans - net                       (14,941)           (8,595)             (523)                -           (42,240)          (32,273)
Records maintenance
   charge                        (166,004)         (182,663)          (44,986)          (20,531)         (550,263)         (621,649)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (128,625)          110,161             3,156            (2,292)         (250,787)         (250,501)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (160,977)          109,655            66,637            65,357          (168,288)           53,166
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     171,614           742,837           100,861            98,620           993,308           966,852
NET ASSETS AT BEGINNING
   OF PERIOD                    1,655,509           912,672           121,094            22,474         3,977,107         3,010,255
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      1,827,123  $      1,655,509  $        221,955  $        121,094  $      4,970,415  $      3,977,107
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      125,417           113,479            15,475             4,878           194,480           188,940
      Units issued                 20,066            27,577            12,008            12,285            11,394            35,267
      Units redeemed              (32,040)          (15,639)           (3,652)           (1,688)          (18,854)          (29,727)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               113,443           125,417            23,831            15,475           187,020           194,480
                         ================  ================  ================  ================  ================  ================

(y)  Previously known as Van Kampen's UIF Capital Growth Class I
(z)  Previously known as Van Kampen's UIF Emerging Markets Equity Class I
(aa) Previously known as Van Kampen's UIF U.S. Real Estate Class I

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   Van Eck Worldwide                  Van Eck Worldwide                  Van Eck Worldwide
                                    Insurance Trust                    Insurance Trust                    Insurance Trust
                                      Sub-Account                        Sub-Account                        Sub-Account
                         ----------------------------------- ----------------------------------- -----------------------------------
                                   Van Eck Worldwide                        Van Eck                      Van Eck Worldwide
                                   Emerging Markets                 Worldwide Hard Assets            Multi-Manager Alternatives
                         ----------------------------------- ----------------------------------- -----------------------------------
                               2010              2009              2010               2009             2010              2009
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         21,443  $          3,741  $         11,938  $          6,157  $              -  $            655
Net realized gains
   (losses)                       (43,834)          (50,663)           21,475           (64,534)           (1,629)            4,056
Change in unrealized
   gains (losses)               1,001,474         1,946,145           950,398         1,255,008            12,465            24,266
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations                979,083         1,899,223           983,811         1,196,631            10,836            28,977
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          900,890         1,069,628           758,162           913,598            48,133            66,513
Benefit payments                     (515)             (388)              (72)                -                 -              (580)
Payments on termination          (277,754)         (167,156)         (200,348)         (225,638)          (11,900)          (10,560)
Loans - net                       (57,599)          (20,635)          (36,641)          (33,658)           (4,668)           (5,102)
Records maintenance
   charge                        (539,687)         (571,092)         (433,128)         (490,067)          (30,276)          (42,111)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   (1,612)         (174,467)            5,771             1,967           (21,724)          (28,507)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             23,723           135,890            93,744           166,202           (20,435)          (20,347)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   1,002,806         2,035,113         1,077,555         1,362,833            (9,599)            8,630
NET ASSETS AT BEGINNING
   OF PERIOD                    3,562,154         1,527,041         3,331,498         1,968,665           245,294           236,664
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      4,564,960  $      3,562,154  $      4,409,053  $      3,331,498  $        235,695  $        245,294
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      146,987           134,324           113,263           105,438            22,037            24,210
      Units issued                 20,180            33,606            15,268            26,407             3,772             4,961
      Units redeemed              (18,658)          (20,943)          (12,543)          (18,582)           (5,638)           (7,134)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               148,509           146,987           115,988           113,263            20,171            22,037
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                             Wells Fargo Variable Trust          Wells Fargo Variable Trust
                                     Sub-Account                        Sub-Account
                         ----------------------------------- -----------------------------------
                                    Wells Fargo VT                    Wells Fargo VT
                                 Advantage Discovery              Advantage Opportunity
                         ----------------------------------- -----------------------------------
                                2010               2009            2010               2009
                         ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $              -  $         48,182  $              -
Net realized gains
   (losses)                       142,213           (49,588)         (171,334)         (469,067)
Change in unrealized
   gains (losses)               1,395,387         1,136,949         1,506,401         2,472,924
                         ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets
   from operations              1,537,600         1,087,361         1,383,249         2,003,857
                         ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          409,994           450,099           656,617           680,719
Benefit payments                        -            (2,464)           (8,866)                -
Payments on termination          (431,148)         (254,214)         (374,797)         (254,992)
Loans - net                       (37,938)          (28,529)          (49,927)          (45,735)
Records maintenance
   charge                        (340,270)         (307,957)         (512,038)         (498,722)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  957,716          (105,585)          (93,786)         (155,954)
                         ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            558,354          (248,650)         (382,797)         (274,684)
                         ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   2,095,954           838,711         1,000,452         1,729,173
NET ASSETS AT BEGINNING
   OF PERIOD                    3,686,339         2,847,628         6,106,339         4,377,166
                         ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD                $      5,782,293  $      3,686,339  $      7,106,791  $      6,106,339
                         ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      290,617           314,977           517,569           548,109
      Units issued                 91,876            15,136            27,873            41,483
      Units redeemed              (46,172)          (39,496)          (58,702)          (72,023)
                         ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               336,321           290,617           486,740           517,569
                         ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. The assets of each sub-account within the Account are legally segregated from each other. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select and Consultant are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

     ALLIANCEBERNSTEIN                       FIDELITY VARIABLE INSURANCE
        VPS Growth and Income Class A           PRODUCTS FUND (CONTINUED)
        VPS International Growth Class A        VIP High Income
        VPS International Value Class A         VIP Index 500
        VPS Small Cap Growth Class A            VIP Index 500 - Service Class
        VPS Small/Mid Cap Value Class A         VIP Investment Grade Bond
        VPS Wealth Appreciation Strategy        VIP Mid Cap
           Class A (For period beginning        VIP Money Market
           January 1, 2009 and ended            VIP Overseas
           September 25, 2009)                  VIP Real Estate
     DWS INVESTMENTS VARIABLE INSURANCE         VIP Value Strategies
        TRUST                                FRANKLIN TEMPLETON INVESTMENTS
        DWS VIP Equity 500 Index A              VIP Global Asset Allocation
        DWS VIP Small Cap Index A                  (For period beginning
     DWS VARIABLE SERIES I                         January 1, 2010, and ended
        DWS VIP Bond                               April 23, 2010)
        DWS VIP Global Opportunities            VIP Global Communications
        DWS VIP Growth and Income                  Securities (For period
        DWS VIP International                      beginning January 1, 2009,
     DWS VARIABLE SERIES II                        and ended April 24, 2009)
        DWS VIP Balanced A                      VIP Global Income Securities
     FEDERATED INSURANCE SERIES                 VIP High Income Securities
        Federated Capital Income Fund II        VIP Income Securities
        Federated Funds for U.S.                VIP Mutual Global Discovery
           Government Securities II                Securities
        Federated High Income Bond Fund II      VIP Mutual Shares Securities
     FIDELITY VARIABLE INSURANCE PRODUCTS       VIP Small Cap Value Securities
        FUND                                    VIP Small-Mid Cap Growth
        VIP Asset Manager                          Securities
        VIP Contrafund                          VIP Strategic Income Securities
        VIP Emerging Markets (For period        VIP U.S. Government
           beginning April 30, 2010 and      IBBOTSON
           ended December 31, 2010)             Aggressive Growth ETF Asset
        VIP Equity-Income                          Allocation
        VIP Growth                              Balanced ETF Asset Allocation
        VIP Growth & Income                     Conservative ETF Asset
                                                   Allocation
                                                Growth ETF Asset Allocation
                                                Income & Growth ETF Asset
                                                   Allocation

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESCO FUNDS (PREVIOUSLY KNOWN AS      JANUS ASPEN SERIES (SERVICE SHARES)
        VAN KAMPEN LIFE INVESTMENT TRUST)       Balanced (Service Shares)
        Invesco LIT Government (Previously      Mid Cap Value (Service Shares)
           known as LIT Government)             Overseas (Service Shares)
        Invesco LIT Growth and Income           Risk-Managed Core
           (Previously known as LIT Growth         (Service Shares) (For period
           and Income)                             beginning January 1, 2010,
     INVESCO FUNDS (PREVIOUSLY KNOWN AS            and ended April 30, 2010)
        THE UNIVERSAL INSTITUTIONAL FUNDS,      Small Company Value
        INC.)                                      (Service Shares) (For the
        Invesco UIF High Yield Class I             period beginning January 1,
           (Previously known as                    2009, and ended April 30,
           Van Kampen's UIF High Yield             2009)
           Class I)                             Worldwide (Service Shares)
        Invesco UIF U.S. Small Mid Cap       LAZARD RETIREMENT SERIES, INC.
           Value Class I (Previously known      Emerging Markets Equity
           as Van Kampen's UIF U.S. Mid      LEGG MASON PARTNERS VARIABLE
           Cap Value Class I)                   PORTFOLIOS I, INC.
     INVESCO FUNDS (PREVIOUSLY KNOWN AS         Legg Mason ClearBridge Variable
        AIM VARIABLE INSURANCE FUNDS)              Investors  Class I
        Invesco V.I. Basic Value                Legg Mason ClearBridge Variable
           (Previously known as AIM V. I.          Value Class I
           Basic Value)                         Legg Mason Western Assets
        Invesco V.I. Capital Appreciation          Variable Global High Yield
           (Previously known as AIM V. I.          Bond
           Capital Appreciation)             MFS VARIABLE INSURANCE TRUST
        Invesco V.I. Core Equity                MFS Growth
           (Previously known as AIM V. I.       MFS High Income Series
           Core Equity)                         MFS Investors Growth Stock
        Invesco V.I. Mid Cap Core Equity           Series
           (Previously known as AIM V. I.       MFS Investors Trust Series
           Mid Cap Core Equity)                 MFS New Discovery Series
     INVESCO FUNDS (CLASS II) (PREVIOUSLY       MFS Research Series
        KNOWN AS VAN KAMPEN LIFE                MFS Total Return Series
        INVESTMENT TRUST (CLASS II))            MFS Utilities Series
        Invesco LIT Growth and Income           MFS Value Series
           (Class II) (Previously known as   MFS VARIABLE INSURANCE TRUST
           LIT Growth and Income                (SERVICE CLASS)
           (Class II))                          MFS New Discovery Series
        Invesco LIT Mid Cap Growth                 (Service Class)
           (Class II) (Previously known as   OPPENHEIMER VARIABLE ACCOUNT FUNDS
           LIT Mid Cap Growth (Class II))       Oppenheimer Balanced
     JANUS ASPEN SERIES                         Oppenheimer Core Bond
        Balanced                                Oppenheimer Global Securities
        Enterprise                              Oppenheimer Main Street
        Flexible Bond                              Small Cap Growth
        Forty Portfolio                         Oppenheimer Small & MidCap Fund
        Global Life Sciences (For period           (Previously known as
           beginning January 1, 2010, and          Oppenheimer MidCap Fund)
           ended April 30, 2010)                Oppenheimer Strategic Bond
        Global Technology                       Oppenheimer Value
        Janus Portfolio                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Mid Cap Value                           (SERVICE CLASS ("SC"))
        Overseas                                Oppenheimer Main Street Small
        Research Core Portfolio (For               Cap Growth (SC)
           period beginning January 1,       OPPENHEIMER VARIABLE ACCOUNT FUNDS
           2010, and ended April 30, 2010)      (SERVICE SHARES ("SS"))
        Worldwide Portfolio                     (PREVIOUSLY KNOWN AS
                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                (SERVICE CLASS ("SC"))
                                                Oppenheimer Global Securities
                                                   (SS) (Previously known as
                                                   Oppenheimer Global
                                                   Securities (SC))
                                             PANORAMA SERIES FUND, INC.
                                                Oppenheimer International Growth
                                             PANORAMA SERIES FUND, INC.
                                                (SERVICE CLASS ("SC"))
                                                Oppenheimer International
                                                   Growth (SC)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO ADVISORS VARIABLE INSURANCE       T. ROWE PRICE INTERNATIONAL SERIES,
        TRUST                                   INC.
        OpCap Balanced (For period              T. Rowe Price International
           beginning January 1, 2009, and          Stock
           ended April 24, 2009)             THE ALGER PORTFOLIOS (PREVIOUSLY
        Premier VIT NACM Small Cap Class I      KNOWN AS THE ALGER AMERICAN
           (For period beginning                FUND)
           January 1, 2010, and ended           Alger Balanced Class I-2
           April 30, 2010)                      Alger Capital Appreciation
     PIMCO VARIABLE INSURANCE TRUST                Class I-2
        Foreign Bond                            Alger Income and Growth
        Money Market                               Class I-2
        PIMCO Real Return                       Alger Large Cap Growth Class I-2
        PIMCO Total Return                      Alger MidCap Growth Class I-2
     PUTNAM VARIABLE TRUST                      Alger SmallCap Growth Class I-2
        VT International Fund (Previously    THE UNIVERSAL INSTITUTIONAL FUNDS,
           known as VT International            INC.
           Growth and Income)                   Morgan Stanley UIF Capital
     PUTNAM VARIABLE TRUST (CLASS IA)              Growth Class I (Previously
        VT High Yield (Class IA)                   known as Van Kampen's UIF
        VT International Value Fund                Capital Growth Class I)
           (Class IA) (Previously known as      Morgan Stanley UIF Emerging
           VT International Growth and             Markets Equity Class I
           Income (Class IA))                      (Previously known as Van
     RYDEX VARIABLE TRUST                          Kampen's UIF Emerging Markets
        Rydex SGI VT U.S. Long Short               Equity Class I)
           Momentum Fund (Previously known      Morgan Stanley UIF U.S. Real
           as Rydex VT All-Cap Opportunity         Estate Class I (Previously
           Fund)                                   known as Van Kampen's UIF
     T. ROWE PRICE EQUITY SERIES, INC.             U.S. Real Estate Class I)
        T. Rowe Price Blue Chip Growth       VAN ECK WORLDWIDE INSURANCE TRUST
        T. Rowe Price Equity Income             Van Eck Worldwide Emerging
        T. Rowe Price Mid-Cap Growth               Markets
        T. Rowe Price New America Growth        Van Eck Worldwide Hard Assets
                                                Van Eck Worldwide Multi-Manager
                                                   Alternatives Fund
                                                WELLS FARGO VARIABLE TRUST
                                                Wells Fargo VT Advantage
                                                   Discovery
                                                Wells Fargo VT Advantage
                                                   Opportunity

     The net assets are affected by the investment results of each mutual fund, transactions by policyholders and certain contract expenses (see Note 4). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS -Dividends declared by the Funds are recognized on the ex-dividend date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     The Account had no liability for unrecognized tax benefits at December 31, 2010. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF ASSETS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value on a recurring basis include investments that are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

     Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     Level 2:   Assets whose values are based on the following:

                (a)  Quoted prices for similar assets in active markets;

                (b) Quoted prices for identical or similar assets in markets that are not active; or

                (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

      Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

     In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     SURRENDER CHARGE- In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. This charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS- On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                                      ADMINISTRATIVE EXPENSE                      MORTALITY AND EXPENSE RISK
                          COST OF       CHARGE (PER $1,000                           CHARGE (AS A % OF TOTAL
                         INSURANCE     INITIAL FACE AMOUNT)       POLICY FEE       MONTHLY SUB-ACCOUNT VALUE)
     INVESTOR'S SELECT     Varies    Years 1 - 12: .20% of           $5.00        Annual rate 0.70% (deducted
                                     policy value; 0%                             daily)
                                     thereafter (deducted
                                     annually)
     CONSULTANT SL         Varies    Years 1 - 7: $1.44;             $7.50        Years 1 - 14: 0.72%;
                                     $0 thereafter                                0.36% thereafter
     CONSULTANT            Varies    N/A                             $7.50        Years 1 - 14: 0.72%;
                                                                                  0.36% thereafter
     CONSULTANT            Varies    Annual rate                Year 1 $16.50;    Annual rate years 1 - 14:
     PROTECTOR                       Years 1 - 20: 0.3504%;    $6.25 thereafter   0.55%; 0.15% thereafter
                                     0.1992% thereafter
     CONSULTANT            Varies    Minimum $0.25                   $7.50        Annual rate years 1-10:
     ACCUMULATOR                     Maximum $2.50                                0.55%; 0.15% thereafter
     TOTAL ACCUMULATOR     Varies    $0.09 per $1,000 on the        $10.00        Monthly rate years 1-10:
                                     first $100,000                               0.05%; 0.01 % thereafter

     COST OF INSURANCE- On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

     ADMINISTRATIVE EXPENSE CHARGE- Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

     POLICY FEE- On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

     MORTALITY AND EXPENSE RISK CHARGE- The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator is recognized as redemption of units.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

The cost of investments purchased during the year ended December 31, 2010 was as follows:

                                                                                           Purchases
                                                                                         ------------
Investments in the AllianceBernstein Fund Sub-Accounts:
   VPS Growth and Income Class A                                                         $     36,498
   VPS International Growth Class A                                                            36,094
   VPS International Value Class A                                                             32,916
   VPS Small Cap Growth Class A                                                                45,225
   VPS Small/Mid Cap Value Class A                                                             32,827

Investments in the DWS Investments Variable Insurance Trust Sub-Accounts:
   DWS VIP Equity 500 Index A                                                                 227,567
   DWS VIP Small Cap Index A                                                                   95,220

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond                                                                               605,639
   DWS VIP Global Opportunities                                                             2,638,423
   DWS VIP Growth and Income                                                                   69,532
   DWS VIP International                                                                      160,187

Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A                                                                         406,975

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II                                                           271,452
   Federated Funds for U.S. Government Securities II                                        1,058,164
   Federated High Income Bond Fund II                                                       2,598,957

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager                                                                        2,227,016
   VIP Contrafund                                                                           4,546,114
   VIP Emerging Markets (a)                                                                    40,050
   VIP Equity-Income                                                                        1,415,847
   VIP Growth                                                                               2,662,407
   VIP Growth & Income                                                                         56,730
   VIP High Income                                                                             64,826
   VIP Index 500                                                                            3,554,967
   VIP Index 500 - Service Class                                                              458,786
   VIP Investment Grade Bond                                                                  966,390
   VIP Mid Cap                                                                                204,942
   VIP Money Market                                                                        24,143,717
   VIP Overseas                                                                             2,790,385

(a)  For period beginning April 30, 2010 and ended December 31, 2010

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                         ------------
Investments in the Fidelity Variable Insurance Products FundSub-Accounts (continued):
   VIP Real Estate                                                                       $     87,790
   VIP Value Strategies                                                                        24,614

Investments in the Franklin Templeton Investments Sub-Accounts:
   VIP Global Asset Allocation (b)                                                             29,193
   VIP Global Income Securities                                                               334,030
   VIP High Income Securities                                                                  25,398
   VIP Income Securities                                                                      125,607
   VIP Mutual Global Discovery Securities                                                     195,290
   VIP Mutual Shares Securities                                                                42,834
   VIP Small Cap Value Securities                                                              71,523
   VIP Small-Mid Cap Growth Securities                                                         57,590
   VIP Strategic Income Securities                                                             58,999
   VIP U.S. Government                                                                        152,886

Investments in the Ibbotson Sub-Accounts:
   Aggressive Growth ETF Asset Allocation                                                     675,972
   Balanced ETF Asset Allocation                                                            1,216,740
   Conservative ETF Asset Allocation                                                          375,907
   Growth ETF Asset Allocation                                                              1,526,468
   Income & Growth ETF Asset Allocation                                                       328,794

Investments in the Invesco Funds Sub-Accounts (c):
   Invesco LIT Government (d)                                                                 173,591
   Invesco LIT Growth and Income (e)                                                          334,951

Investments in the Invesco Funds Sub-Accounts (f):
   Invesco UIF High Yield Class I (g)                                                         160,422
   Invesco UIF U.S. Small Mid Cap Value Class I (h)                                         3,256,279

Investments in the Invesco Funds Sub-Accounts (i):
   Invesco V.I. Basic Value (j)                                                               379,157
   Invesco V.I. Capital Appreciation (k)                                                      152,613
   Invesco V.I. Core Equity (l)                                                                78,173
   Invesco V.I. Mid Cap Core Equity (m)                                                       153,558

(b)  For period beginning January 1, 2010, and ended April 23, 2010
(c)  Previously known as Van Kampen Life Investment Trust
(d)  Previously known as LIT Government
(e)  Previously known as LIT Growth and Income
(f)  Previously known as The Universal Institutional Funds, Inc.
(g)  Previously known as Van Kampen's UIF High Yield Class I
(h)  Previously known as Van Kampen's UIF U.S. Mid Cap Value Class I
(i)  Previously known as AIM Variable Insurance Funds
(j)  Previously known as AIM V. I. Basic Value
(k)  Previously known as AIM V. I. Capital Appreciation
(l)  Previously known as AIM V. I. Core Equity
(m)  Previously known as AIM V. I. Mid Cap Core Equity

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                         ------------
Investments in the Invesco Funds (Class II) Sub-Accounts (n):
   Invesco LIT Growth and Income (Class II) (o)                                          $    429,989
   Invesco LIT Mid Cap Growth (Class II) (p)                                                  886,581

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced                                                                                 4,137,887
   Enterprise                                                                                 773,641
   Flexible Bond                                                                            1,145,760
   Forty Portfolio                                                                            984,626
   Global Life Sciences (q)                                                                     3,029
   Global Technology                                                                           51,252
   Janus Portfolio                                                                            718,462
   Mid Cap Value                                                                               83,532
   Overseas                                                                                   199,367
   Research Core Portfolio (q)                                                                  1,902
   Worldwide Portfolio                                                                      1,470,796

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)                                                                  555,581
   Mid Cap Value (Service Shares)                                                             332,498
   Overseas (Service Shares)                                                                3,477,494
   Risk-Managed Core (q)                                                                       29,927
   Worldwide (Service Shares)                                                                  69,508

Investments in the Lazard Retirement Series, Inc.
   Sub-Account:
   Emerging Markets Equity                                                                    334,168

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Class I                                          178,262
   Legg Mason ClearBridge Variable Value Class I                                               89,464
   Legg Mason Western Assets Variable Global High Yield Bond                                  330,261

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth                                                                                 144,990
   MFS High Income Series                                                                     173,151
   MFS Investors Growth Stock Series                                                           68,402
   MFS Investors Trust Series                                                                 245,496
   MFS New Discovery Series                                                                 1,021,435
   MFS Research Series                                                                         84,805
   MFS Total Return Series                                                                    621,693
   MFS Utilities Series                                                                       301,212
   MFS Value Series                                                                           211,614
   MFS New Discovery Series (Service Class)                                                   641,140

(n)  Previously known as Van Kampen Life Investment Trust (Class II)
(o)  Previously known as LIT Growth and Income (Class II)
(p)  Previously known as LIT Mid Cap Growth (Class II)
(q)  For period beginning January 1, 2010, and ended April 30, 2010

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                         ------------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced                                                                  $     44,174
   Oppenheimer Core Bond                                                                       18,822
   Oppenheimer Global Securities                                                              134,330
   Oppenheimer Main Street Small Cap Growth                                                   503,223
   Oppenheimer Small & Mid Cap Fund (r)                                                       153,960
   Oppenheimer Strategic Bond                                                                  28,020
   Oppenheimer Value                                                                           46,486

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC"))
   Sub-Account:
   Oppenheimer Main Street Small Cap Growth (SC)                                            2,385,499

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Account (s):
   Oppenheimer Global Securities (SS) (t)                                                     572,172

Investments in the Panorama Series Fund, Inc. Sub-Account:
   Oppenheimer International Growth                                                           186,271

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
   Oppenheimer International Growth (SC)                                                      868,402

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Account:
   Premier VIT NACM Small Cap Class I (q)                                                     124,127

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond                                                                             2,015,734
   Money Market                                                                               395,762
   PIMCO Real Return                                                                          472,642
   PIMCO Total Return                                                                       4,721,272

Investments in the Putnam Variable Trust Sub-Account:
   VT International Value Fund (u)                                                            708,322

Investments in the Putnam Variable Trust (Class IA)
   Sub-Accounts:
   VT High Yield (Class IA)                                                                   182,921

(q)  For period beginning January 1, 2010, and ended April 30, 2010
(r)  Previously known as Oppenheimer Mid Cap Fund
(s)  Previously known as Oppenheimer Variable Account Funds (Service Class ("SC")
(t)  Previously known as Oppenheimer Global Securities (SC)
(u)  Previously known as VT International Growth and Income

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                         ------------
Investments in the Putnam Variable Trust (Class IA) Sub-Accounts (continued):
   VT International Value Fund (Class IA) (v)                                            $    269,167

Investments in the Rydex Variable Trust Sub-Account:
   Rydex SGI VT U.S. Long Short Momentum Fund (w)                                             133,781

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Blue Chip Growth                                                             211,887
   T. Rowe Price Equity Income                                                              1,486,628
   T. Rowe Price Mid-Cap Growth                                                               552,413
   T. Rowe Price New America Growth                                                         1,149,066

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock                                                        1,306,061

Investments in the The Alger Portfolio Sub-Accounts (x):
   Alger Balanced Portfolio Class I-2                                                          29,408
   Alger Cap Appreciation Class I-2                                                           888,267
   Alger Growth & Income Class I-2                                                            219,357
   Alger Large Cap Growth Class I-2                                                           417,587
   Alger Mid Cap Growth Port Class I-2                                                      1,822,235
   Alger Small Cap Growth Class I-2                                                           341,994

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Morgan Stanley UIF Capital Growth Class I (y)                                              327,034
   Morgan Stanley UIF Emerging Markets Equity Class I (z)                                      97,181
   Morgan Stanley UIF U.S. Real Estate Class (aa)                                             364,299

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Emerging Markets                                                         544,746
   Van Eck Worldwide Hard Assets                                                              490,330
   Van Eck Worldwide Multi-Manager Alternatives                                                42,605

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage Discovery                                                       1,238,795
   Wells Fargo VT Advantage Opportunity                                                       399,570
                                                                                         ------------
                                                                                          107,158,707
                                                                                         ============

(v)  Previously known as VT International Growth and Income (Class IA)
(w)  Previously known as Rydex VT All-Cap Opportunity Fund
(x)  Previously known as The Alger American Fund
(y)  Previously known as Van Kampen's UIF Capital Growth Class I
(z)  Previously known as Van Kampen's UIF Emerging Markets Equity Class I
(aa) Previously known as Van Kampen's UIF U.S. Real Estate Class I

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation Unit Values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2010.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

     ** Expense Ratio - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   Investor's Select Policies
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   DWS Variable Series I Sub-Accounts:
      DWS VIP Bond
         2010                                                     70  $      17.99  $    1,258           4.32%    0.70%      6.05%
         2009                                                     91         16.96       1,537           8.04     0.70       9.30
         2008                                                     97         15.52       1,501           5.84     0.70     -17.35
         2007                                                    106         18.78       1,993           5.12     0.70       3.45
         2006                                                    105         18.15       1,910           3.73     0.70       3.99

Investments in the
   DWS Variable Series II Sub-Accounts:
      DWS VIP Balanced A
         2010                                                     31         11.85         366           2.97     0.70      10.45
         2009                                                     32         10.73         341           3.63     0.70      22.57
         2008                                                     34          8.75         297           4.11     0.70     -27.84
         2007                                                     39         12.13         478           3.20     0.70       4.11
         2006                                                     43         11.65         496           2.48     0.70       9.48

Investments in the
   Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II
         2010                                                     61         20.17       1,235           5.83     0.70      11.30
         2009                                                     69         18.12       1,249           5.85     0.70      27.38
         2008                                                     79         14.23       1,130           5.75     0.70     -20.94
         2007                                                     99         17.99       1,779           4.82     0.70       3.31
         2006                                                    114         17.42       1,993           5.85     0.70      14.84
      Federated Fund for U.S. Government Securities II
         2010                                                     89         21.38       1,912           4.83     0.70       4.43
         2009                                                    116         20.47       2,365           5.04     0.70       4.48
         2008                                                    135         19.60       2,651           4.86     0.70       3.55
         2007                                                    115         18.92       2,169           4.46     0.70       5.54
         2006                                                    124         17.93       2,217           4.05     0.70       3.41
      Federated High Income Bond Fund II
         2010                                                    121         27.13       3,291           7.66     0.70      13.93
         2009                                                    120         23.82       2,855          10.87     0.70      51.78
         2008                                                    124         15.69       1,941          10.21     0.70     -26.51
         2007                                                    149         21.35       3,177           7.41     0.70       2.70
         2006                                                    204         20.79       4,240           8.01     0.70      10.03

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Asset Manager
         2010                                                    210  $      23.99  $    5,032           1.70%    0.70%     13.47%
         2009                                                    223         21.14       4,712           2.30     0.70      28.21
         2008                                                    254         16.49       4,183           2.89     0.70     -29.22
         2007                                                    269         23.30       6,285           6.01     0.70      14.69
         2006                                                    285         20.31       5,789           2.63     0.70       6.57
      VIP Contrafund
         2010                                                    585         31.51      18,426           1.20     0.70      16.40
         2009                                                    660         27.07      17,857           1.36     0.70      34.76
         2008                                                    729         20.09      14,646           1.04     0.70     -42.92
         2007                                                    809         35.19      28,498           0.96     0.70      16.77
         2006                                                    938         30.13      28,266           1.30     0.70      10.94
      VIP Equity-Income
         2010                                                    495         30.07      14,902           1.75     0.70      14.35
         2009                                                    573         26.30      15,070           2.19     0.70      29.30
         2008                                                    649         20.34      13,204           2.60     0.70     -43.05
         2007                                                    724         35.72      25,858           1.86     0.70       0.82
         2006                                                    800         35.43      28,360           3.27     0.70      19.36
      VIP Growth
         2010                                                    531         27.39      14,552           0.26     0.70      23.31
         2009                                                    610         22.21      13,559           0.43     0.70      27.39
         2008                                                    673         17.44      11,735           0.83     0.70     -47.54
         2007                                                    768         33.24      25,524           0.80     0.70      26.07
         2006                                                    800         26.36      21,094           0.39     0.70       6.11
      VIP Index 500
         2010                                                    157         12.84       2,022           1.91     0.70      14.22
         2009                                                    111         11.25       1,246           2.48     0.70      25.72
         2008                                                    129          8.94       1,151           2.31     0.70     -37.44
         2007                                                    136         14.30       1,935           3.68     0.70       4.70
         2006                                                    129         13.66       1,772           1.61     0.70      14.92
      VIP Money Market
         2010                                                    391         16.41       6,420           0.18     0.70      -0.46
         2009                                                    508         16.48       8,382           0.70     0.70       0.02
         2008                                                    567         16.48       9,337           3.00     0.70       2.31
         2007                                                    434         16.11       6,998           5.66     0.70       4.48
         2006                                                    399         15.42       6,155           5.25     0.70       4.15
      VIP Overseas
         2010                                                    247         20.70       5,109           1.33     0.70      12.33
         2009                                                    301         18.43       5,550           2.08     0.70      25.65
         2008                                                    335         14.67       4,921           2.70     0.70     -44.20
         2007                                                    401         26.29      10,538           3.36     0.70      16.49
         2006                                                    476         22.57      10,756           0.83     0.70      17.26

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Ibbotson Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2010                                                      2  $      14.81  $       36           0.55%    0.70%     14.78%
         2009                                                      1         12.90          12           0.67     0.70      29.02
      Balanced ETF Assets Allocation
         2010                                                     30         13.38         401           1.03     0.70      11.07
         2009                                                      9         12.04         112           1.35     0.70      20.44
      Conservative ETF Assets Allocation
         2010                                                      5         11.54          60           1.74     0.70       5.92
         2009                                                      4         10.90          48           1.13     0.70       8.96
      Growth ETF Asset Allocation
         2010                                                      5         14.31          71           0.94     0.70      13.39
      Income and Growth ETF Assets Allocation
         2010                                                      2         12.40          28           0.90     0.70       8.28
         2009                                                      1         11.46           6           1.79     0.70      14.55

Investments in the
   Invesco Funds (f) Sub-Accounts:
      Invesco UIF U.S. Small Mid Cap Value Class I (h)
         2010                                                    226         15.93       3,603           0.88     0.70      21.39
         2009                                                    198         13.12       2,598           1.20     0.70      38.24
         2008                                                    233          9.49       2,215           0.87     0.70     -41.70
         2007                                                    289         16.28       4,702           0.70     0.70       7.09
         2006                                                    300         15.21       4,558           1.05     0.70      19.86
   Invesco Funds (i) Sub-Accounts:
      Invesco V.I. Basic Value (j)
         2010                                                     32          9.70         312           0.55     0.70       6.60
         2009                                                     46          9.10         421           1.78     0.70      46.97
         2008                                                     32          6.19         196           0.96     0.70     -52.10
         2007                                                     52         12.93         670           0.62     0.70       0.83
         2006                                                     63         12.82         810           0.39     0.70      12.42

Investments in the
   Invesco Funds (n) Sub-Accounts:
      Invesco LIT Growth and Income (Class II) (o)
         2010                                                    146         13.90       2,024           0.10     0.70      11.41
         2009                                                    151         12.47       1,887           3.32     0.70      23.24
         2008                                                    164         10.12       1,662           1.88     0.70     -32.68
         2007                                                    188         15.04       2,823           1.59     0.70       1.80
         2006                                                    283         14.77       4,179           0.81     0.70      15.17

(f)  Previously known as The Universal Institutional Funds, Inc.
(h)  Previously known as Van Kampen's UIF U.S. Mid Cap Value Class I
(i)  Previously known as AIM Variable Insurance Funds
(j)  Previously known as AIM V. I. Basic Value
(n)  Previously known as Van Kampen Life Investment Trust (Class II)
(o)  Previously known as LIT Growth and Income (Class II)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Invesco Funds (Class II) (n) Sub-Accounts (continued):
         Invesco LIT Mid Cap Growth (Class II) (p)
         2010                                                     47  $      15.58  $      734           0.00%    0.70%     26.39%
         2009                                                     44         12.32         537           0.00     0.70      55.28
         2008                                                     35          7.94         278           0.00     0.70     -47.21
         2007                                                     74         15.03       1,110           0.00     0.70      16.78
         2006                                                     39         12.87         503           0.00     0.70       4.19

Investments in the
   Janus Aspen Series Sub-Accounts:
      Balanced
         2010                                                    296         42.84      12,663           2.78     0.70       7.63
         2009                                                    326         39.80      12,968           2.95     0.70      25.01
         2008                                                    339         31.84      10,793           2.77     0.70     -16.43
         2007                                                    365         38.10      13,890           2.59     0.70       9.76
         2006                                                    382         34.71      13,244           2.13     0.70       9.95
      Enterprise
         2010                                                    382         37.75      14,420           0.06     0.70      24.97
         2009                                                    434         30.21      13,125           0.00     0.70      43.82
         2008                                                    490         21.00      10,290           0.27     0.70     -44.11
         2007                                                    545         37.58      20,485           0.22     0.70      21.18
         2006                                                    610         31.01      18,906           0.00     0.70      12.82
      Flexible Bond
         2010                                                     64         30.01       1,932           3.85     0.70       7.22
         2009                                                     77         27.99       2,165           4.30     0.70      12.43
         2008                                                     78         24.90       1,954           4.66     0.70       5.28
         2007                                                     83         23.65       1,965           4.42     0.70       6.29
         2006                                                     99         22.25       2,214           4.89     0.70       3.49
      Forty Portfolio
         2010                                                     28         16.18         451           0.35     0.70       6.01
         2009                                                     44         15.27         664           0.04     0.70      45.31
         2008                                                     57         10.51         597           0.15     0.70     -44.54
         2007                                                     58         18.94       1,099           0.36     0.70      36.03
         2006                                                     40         13.92         565           0.40     0.70       8.58
      Janus Portfolio
         2010                                                    468         26.86      12,580           1.06     0.70      13.72
         2009                                                    521         23.62      12,302           0.52     0.70      35.40
         2008                                                    573         17.44       9,999           0.76     0.70     -40.14
         2007                                                    649         29.14      18,909           0.73     0.70      14.28
         2006                                                    684         25.49      17,444           0.48     0.70      10.60
      Worldwide Portfolio
         2010                                                    500         28.22      14,107           0.60     0.70      15.03
         2009                                                    530         24.53      12,996           1.39     0.70      36.74
         2008                                                    566         17.94      10,153           1.23     0.70     -45.05
         2007                                                    626         32.65      20,410           0.78     0.70       8.86
         2006                                                    678         29.99      20,340           1.70     0.70      17.38

(n)  Previously known as Van Kampen Life Investment Trust (Class II)
(p)  Previously known as LIT Mid Cap Growth (Class II)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series (Service Shares) Sub-Accounts:
      Overseas (Service Shares)
         2010                                                    239  $      10.40  $    2,484           0.52     0.70%     24.15%
         2009 (ae)                                               252          8.38       2,112           0.46     0.70      77.95
         2008 (af) (ag)                                          309          4.71       1,453           8.35     0.70     -52.93

Investments in the
   Legg Mason Partners Variable Portfolios I, Inc.
   Sub-Account:
      Legg Mason ClearBridge Variable Investors Class I
         2010                                                     20         12.11         239           2.80     0.70       8.70
         2009                                                     27         11.14         305           1.83     0.70      23.63
         2008                                                     31          9.01         276           1.40     0.70     -36.07
         2007                                                     36         14.09         509           1.38     0.70       3.17
         2006                                                     25         13.66         350           1.78     0.70      17.44

Investments in the
   MFS Variable Insurance Trust (Service Class) Sub-Account:
      MFS New Discovery Series (Service Class)
         2010                                                     61         16.34         990           0.00     0.70      34.99
         2009                                                     54         12.11         653           0.00     0.70      61.79
         2008                                                     37          7.48         273           0.00     0.70     -39.94
         2007                                                     40         12.46         499           0.00     0.70       1.53
         2006                                                     46         12.27         560           1.75     0.70      12.14

Investments in the
   Oppenheimer Variable Account Funds (Service Class ("SC"))
   Sub-Account:
      Oppenheimer Main Street Small Cap Growth (SC)
         2010                                                    202         16.58       3,351           0.39     0.70      22.20
         2009                                                    184         13.57       2,503           0.61     0.70      35.93
         2008                                                    215          9.98       2,147           0.29     0.70     -38.44
         2007                                                    248         16.22       4,017           0.16     0.70      -2.08
         2006                                                    275         16.56       4,555           0.02     0.70      13.86

Investments in the
   Panorama Series Fund, Inc. (Service Class ("SC"))
   Sub-Account:
      Oppenheimer International Growth (SC)
         2010                                                    132         17.36       2,293           1.03     0.70      13.82
         2009                                                    144         15.26       2,204           1.13     0.70      38.09
         2008                                                    152         11.05       1,680           0.82     0.70     -43.47
         2007                                                    206         19.54       4,032           0.63     0.70      12.20
         2006                                                    180         17.42       3,133           0.30     0.70      28.35

(ae) Previously known as Janus Aspen Series International Growth (Service Shares)
(af) On May 1, 2008 Foreign Stock (Service Shares) merged into Overseas (Services Shares)
(ag) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust Sub-Accounts:
      OpCap Balanced
         2009 (ac)                                                 -           N/A  $        -           4.35%    0.70%     -3.31%
         2008                                                     48          7.90         377           2.47     0.70     -31.66
         2007                                                     41         11.56         476           1.34     0.70      -5.11
         2006                                                     38         12.18         462           0.78     0.70      10.03
      Premier VIT NACM Small Cap Class I
         2010 (q)                                                  -           N/A           -           0.12     0.70      16.25
         2009                                                    122          9.75       1,188           0.05     0.70      14.77
         2008                                                    142          8.49       1,209           0.00     0.70     -42.04
         2007                                                    166         14.65       2,433           0.00     0.70      -0.13
         2006                                                    185         14.67       2,714           0.00     0.70      23.22

Investments in the
   PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond
         2010                                                    100         14.76       1,473           1.97     0.70       7.73
         2009                                                     86         13.70       1,178           3.14     0.70      14.83
         2008                                                     99         11.93       1,185           3.29     0.70      -3.07
         2007                                                     99         12.31       1,221           3.32     0.70       2.91
         2006                                                    119         11.96       1,425           3.30     0.70       1.48
      PIMCO Total Return
         2010                                                    284         16.51       4,693           2.56     0.70       7.35
         2009                                                    300         15.38       4,611           5.29     0.70      13.29
         2008                                                    287         13.57       3,894           4.59     0.70       4.07
         2007                                                    289         13.04       3,771           4.90     0.70       8.00
         2006                                                    327         12.08       3,947           4.40     0.70       3.13

Investments in the
   Putnam Variable Trust Sub-Accounts:
      VT International Value Fund (u)
         2010                                                     59         14.71         873           3.06     0.70       6.38
         2009                                                     72         13.82         999           0.00     0.70      25.31
         2008                                                     97         11.03       1,073           1.91     0.70     -46.40
         2007                                                    135         20.58       2,775           1.59     0.70       6.26
         2006                                                    118         19.37       2,275           0.91     0.70      26.34

Investments in the
   The Universal Institutional Funds, Inc Sub-Accounts:
      Morgan Stanley UIF Capital Growth Class I (y)
         2010                                                     36         15.76         564           0.12     0.70      22.00
         2009                                                     42         12.92         544           0.00     0.70      64.40
         2008                                                     31          7.86         247           0.19     0.70     -49.54
         2007                                                     56         15.57         865           0.00     0.70      21.05
         2006                                                     40         12.86         516           0.00     0.70       3.38

(q)  For period beginning January 1, 2010, and ended April 30, 2010
(u)  Previously known as VT International Growth and Income
(y)  Previously known as Van Kampen's UIF Capital Growth Class I
(ac) For period beginning January 1, 2009, and ended April 24, 2009

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator, and Protector Policies
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   DWS Investments Variable Insurance Trust Sub-Accounts:
      DWS VIP Equity 500 Index A
         2010                                                    119  $      17.42  $    2,080           1.77%    0.00%     14.70%
         2009                                                    119         15.19       1,801           2.50     0.00      26.32
         2008                                                    123         12.02       1,479           2.54     0.00     -37.15
         2007                                                    121         19.13       2,322           1.50     0.00       5.30
         2006                                                    115         18.16       2,080           1.16     0.00      15.52
      DWS VIP Small Cap Index A
         2010                                                     35         23.36         818           0.85     0.00      26.39
         2009                                                     34         18.48         631           1.47     0.00      26.57
         2008                                                     38         14.60         561           1.65     0.00     -34.12
         2007                                                     38         22.16         844           0.88     0.00      -1.90
         2006                                                     35         22.59         785           0.62     0.00      17.49

Investments in the
   DWS Variable Series I Sub-Accounts:
      DWS VIP Bond
         2010                                                    283         15.47       4,378           4.32     0.00       6.79
         2009                                                    303         14.49       4,384           8.04     0.00      10.07
         2008                                                    313         13.16       4,123           5.84     0.00     -16.77
         2007                                                    347         15.81       5,490           5.12     0.00       4.18
         2006                                                    421         15.18       6,392           3.73     0.00       4.72
      DWS VIP Global Opportunities
         2010                                                    232         27.98       6,498           0.35     0.00      26.64
         2009                                                    201         22.09       4,445           1.65     0.00      48.20
         2008                                                    222         14.91       3,316           0.29     0.00     -49.96
         2007                                                    232         29.79       6,922           1.33     0.00       9.33
         2006                                                    230         27.25       6,277           1.17     0.00      22.08
      DWS VIP Growth and Income
         2010                                                    123         12.09       1,490           1.55     0.00      14.40
         2009                                                    131         10.56       1,381           1.99     0.00      34.15
         2008                                                    139          7.88       1,092           2.24     0.00     -38.31
         2007                                                    176         12.77       2,249           1.22     0.00       1.36
         2006                                                    178         12.60       2,248           0.93     0.00      13.63
      DWS VIP International
         2010                                                    154         12.49       1,925           2.09     0.00       1.62
         2009                                                    178         12.29       2,186           4.14     0.00      33.52
         2008                                                    184          9.20       1,693           1.35     0.00     -48.21
         2007                                                    218         17.77       3,876           2.43     0.00      14.59
         2006                                                    191         15.51       2,969           1.74     0.00      25.91

Investments in the
   DWS Variable Series II Sub-Accounts:
      DWS VIP Balanced A
         2010                                                    261         12.33       3,221           2.97     0.00      11.22
         2009                                                    269         11.08       2,987           3.63     0.00      23.43
         2008                                                    282          8.98       2,533           4.11     0.00     -27.33
         2007                                                    302         12.36       3,727           3.20     0.00       4.84
         2006                                                    300         11.79       3,536           2.48     0.00      10.24

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II
         2010                                                    104  $      13.20  $    1,375           5.83%    0.00%     12.08%
         2009                                                    127         11.77       1,495           5.85     0.00      28.28
         2008                                                    127          9.18       1,167           5.75     0.00     -20.38
         2007                                                    149         11.53       1,718           4.82     0.00       4.04
         2006                                                    156         11.08       1,726           5.85     0.00      15.64
      Federated Fund for U.S. Government Securities II
         2010                                                    304         18.35       5,575           4.83     0.00       5.17
         2009                                                    346         17.45       6,044           5.04     0.00       5.21
         2008                                                    382         16.58       6,342           4.86     0.00       4.28
         2007                                                    383         15.90       6,083           4.46     0.00       6.29
         2006                                                    379         14.96       5,669           4.05     0.00       4.14
      Federated High Income Bond Fund II
         2010                                                    298         19.50       5,804           7.66     0.00      14.73
         2009                                                    289         17.00       4,906          10.87     0.00      52.85
         2008                                                    295         11.12       3,281          10.21     0.00     -25.99
         2007                                                    330         15.03       4,952           7.41     0.00       3.43
         2006                                                    351         14.53       5,100           8.01     0.00      10.80

Investments in the
   Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Asset Manager
         2010                                                    237         17.11       4,048           1.70     0.00      14.26
         2009                                                    225         14.98       3,377           2.30     0.00      29.11
         2008                                                    243         11.60       2,822           2.89     0.00     -28.72
         2007                                                    219         16.27       3,558           6.01     0.00      15.50
         2006                                                    222         14.09       3,124           2.63     0.00       7.32
      VIP Contrafund
         2010                                                  1,906         22.14      42,200           1.20     0.00      17.22
         2009                                                  1,932         18.89      36,500           1.36     0.00      35.71
         2008                                                  1,962         13.92      27,313           1.04     0.00     -42.51
         2007                                                  1,932         24.21      46,855           0.96     0.00      17.59
         2006                                                  1,847         20.59      38,024           1.30     0.00      11.72
      VIP Equity-Income
         2010                                                    975         15.99      15,596           1.75     0.00      15.15
         2009                                                    998         13.88      13,850           2.19     0.00      30.21
         2008                                                  1,014         10.66      10,814           2.60     0.00     -42.65
         2007                                                    990         18.59      18,408           1.86     0.00       1.53
         2006                                                    961         18.31      17,592           3.27     0.00      20.19

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                              and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Growth
         2010                                                  1,506  $      13.64  $   20,547           0.26%    0.00%     24.17%
         2009                                                  1,547         10.99      16,994           0.43     0.00      28.29
         2008                                                  1,644          8.56      14,078           0.83     0.00     -47.17
         2007                                                  1,777         16.21      28,798           0.80     0.00      26.96
         2006                                                  1,706         12.77      21,785           0.39     0.00       6.85
      VIP Index 500
         2010                                                  2,700         14.21      38,373           1.91     0.00      15.02
         2009                                                  2,819         12.36      34,837           2.48     0.00      26.61
         2008                                                  2,805          9.76      27,377           2.31     0.00     -37.00
         2007                                                  2,803         15.49      43,426           3.68     0.00       5.44
         2006                                                  2,789         14.69      40,969           1.61     0.00      15.73
      VIP Investment Grade Bond
         2010                                                    306         14.56       4,458           3.83     0.00       7.80
         2009                                                    281         13.51       3,801           8.81     0.00      15.72
         2008                                                    254         11.67       2,960           4.12     0.00      -3.25
         2007                                                    215         12.06       2,590           3.65     0.00       4.35
         2006                                                    157         11.56       1,818           3.24     0.00       4.35
      VIP Money Market
         2010                                                  1,528         14.60      22,311           0.18     0.00       0.24
         2009                                                  1,752         14.57      25,517           0.70     0.00       0.72
         2008                                                  1,640         14.46      23,724           3.00     0.00       3.02
         2007                                                  1,192         14.04      16,734           5.66     0.00       5.22
         2006                                                  1,120         13.34      14,941           5.25     0.00       4.88
      VIP Overseas
         2010                                                    682         16.52      11,272           1.33     0.00      13.11
         2009                                                    687         14.61      10,032           2.08     0.00      26.53
         2008                                                    677         11.54       7,814           2.70     0.00     -43.80
         2007                                                    658         20.54      13,526           3.36     0.00      17.31
         2006                                                    654         17.51      11,448           0.83     0.00      18.08

Investments in the
   Ibbotson Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2010                                                      9         14.98         140           0.55     0.00      15.58
         2009                                                      6         12.96          84           0.67     0.00      29.62
      Balanced ETF Assets Allocation
         2010                                                     37         13.53         499           1.03     0.00      11.85
         2009                                                     11         12.10         136           1.35     0.00      21.01
      Conservative ETF Assets Allocation
         2010                                                     35         11.68         404           1.74     0.00       6.67
         2009                                                     15         10.95         162           1.13     0.00       9.47

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                              and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Ibbotson Sub-Accounts (continued):
      Growth ETF Assets Allocation
         2010                                                     27  $      14.48  $      389           0.94%    0.00%     14.19%
         2009                                                      7         12.68          95           1.09     0.00      26.77
      Income and Growth ETF Assets Allocation
         2010                                                     23         12.55         295           0.90     0.00       9.04
         2009                                                      7         11.51          83           1.79     0.00      15.09

Investments in the
   Invesco Funds (c) Sub-Accounts:
      Invesco LIT Government (d)
         2010                                                     61         12.91         793           0.19     0.00       5.23
         2009                                                     59         12.27         719           6.78     0.00       0.98
         2008                                                     67         12.15         816           3.22     0.00       1.81
         2007                                                     58         11.94         689           2.85     0.00       7.33
         2006                                                     25         11.12         274           4.50     0.00       3.34
      Invesco LIT Growth and Income (e)
         2010                                                    166         19.37       3,220           0.10     0.00      12.51
         2009                                                    171         17.21       2,940           3.90     0.00      24.37
         2008                                                    167         13.84       2,306           2.11     0.00     -32.03
         2007                                                    153         20.36       3,106           1.49     0.00       2.80
         2006                                                    123         19.81       2,446           0.98     0.00      16.23
   Invesco Funds (f) Sub-Accounts:
      Invesco UIF High Yield Class I (g)
         2010                                                     19         18.58         344           8.84     0.00      12.11
         2009                                                     16         16.58         264          10.26     0.00      42.08
         2008                                                     15         11.67         181           9.94     0.00     -22.86
         2007                                                     18         15.12         267           8.84     0.00       4.01
         2006                                                     17         14.54         242           8.40     0.00       8.62
      Invesco UIF U.S. Small Mid Cap Value Class I (h)
         2010                                                    422         16.69       7,040           0.88     0.00      22.24
         2009                                                    421         13.65       5,753           1.20     0.00      39.21
         2008                                                    474          9.81       4,646           0.87     0.00     -41.29
         2007                                                    504         16.71       8,417           0.70     0.00       7.84
         2006                                                    505         15.49       7,823           0.26     0.00      20.70

(c)  Previously known as Van Kampen Life Investment Trust
(d)  Previously known as LIT Government
(e)  Previously known as LIT Growth and Income
(f)  Previously known as The Universal Institutional Funds, Inc.
(g)  Previously known as Van Kampen's UIF High Yield Class I
(h)  Previously known as Van Kampen's UIF U.S. Mid Cap Value Class I

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                              and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Invesco Funds (i) Sub-Accounts:
      Invesco V.I. Basic Value (j)
         2010                                                    422  $      10.16  $    4,290           0.55%    0.00%      7.35%
         2009                                                    472          9.47       4,471           1.78     0.00      48.00
         2008                                                    429          6.40       2,745           0.96     0.00     -51.77
         2007                                                    413         13.26       5,484           0.62     0.00       1.54
         2006                                                    392         13.06       5,117           0.39     0.00      13.20
      Invesco V.I. Capital Appreciation (k)
         2010                                                    111         11.37       1,262           0.72     0.00      15.49
         2009                                                    108          9.84       1,061           0.67     0.00      21.08
         2008                                                     93          8.13         760           0.00     0.00     -42.49
         2007                                                     77         14.14       1,093           0.00     0.00      12.01
         2006                                                     63         12.62         799           0.09     0.00       6.30
      Invesco V.I. Core Equity (l)
         2010                                                     39         11.59         451           0.99     0.00       9.56
         2009                                                     34         10.58         358           1.99     0.00      28.30
         2008                                                     27          8.24         225           2.59     0.70     -30.14
         2007                                                     21         11.80         248           1.48     0.00       8.12
         2006 (ah)                                                11         10.92         118           0.96     0.00       9.16
      Invesco V.I. Mid Cap Core Equity (m)
         2010                                                    125         15.23       1,897           0.55     0.00      14.11
         2009                                                    125         13.35       1,669           1.41     0.00      30.21
         2008                                                    108         10.25       1,108           1.95     0.00     -28.52
         2007                                                     85         14.34       1,224           0.26     0.00       9.55
         2006                                                     64         13.09         836           1.14     0.00      11.24

Investments in the
   Invesco Funds (Class II) (n) Sub-Accounts:
      Invesco LIT Growth and Income (Class II) (o)
         2010                                                    209         14.77       3,086           0.10     0.00      12.19
         2009                                                    217         13.16       2,851           3.32     0.00      24.11
         2008                                                    250         10.61       2,651           1.88     0.00     -32.21
         2007                                                    271         15.65       4,248           1.59     0.00       2.52
         2006                                                    326         15.26       4,977           0.81     0.00      15.97
      Invesco LIT Mid Cap Growth (Class II) (p)
         2010                                                    220         16.32       3,590           0.00     0.00      27.27
         2009                                                    218         12.82       2,798           0.00     0.00      56.37
         2008                                                    128          8.20       1,050           0.00     0.00     -46.83
         2007                                                    114         15.42       1,764           0.00     0.00      17.60
         2006                                                    102         13.12       1,339           0.00     0.00       4.92

(i)  Previously known as AIM Variable Insurance Funds
(j)  Previously known as AIM V. I. Basic Value
(k)  Previously known as AIM V. I. Capital Appreciation
(l)  Previously known as AIM V. I. Core Equity
(m)  Previously known as AIM V. I. Mid Cap Core Equity
(n)  Previously known as Van Kampen Life Investment Trust (Class II)
(o)  Previously known as LIT Growth and Income (Class II)
(p)  Previously known as LIT Mid Cap Growth (Class II)
(ah) For period beginning April 28, 2006 and ended December 31, 2006

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series Sub-Accounts:
      Balanced
         2010                                                    755  $      24.36  $   18,386           2.78%    0.00%      8.39%
         2009                                                    787         22.47      17,693           2.95     0.00      25.89
         2008                                                    827         17.85      14,759           2.77     0.00     -15.84
         2007                                                    877         21.21      18,598           2.59     0.00      10.54
         2006                                                    902         19.19      17,313           2.13     0.00      10.72
      Enterprise
         2010                                                    898         21.54      19,337           0.06     0.00      25.85
         2009                                                    970         17.12      16,594           0.00     0.00      44.83
         2008                                                  1,085         11.82      12,819           0.27     0.00     -43.72
         2007                                                  1,123         21.00      23,573           0.22     0.00      22.04
         2006                                                  1,196         17.21      20,581           0.00     0.00      13.61
      Flexible Bond
         2010                                                    240         21.59       5,176           3.85     0.00       7.97
         2009                                                    256         20.00       5,113           4.30     0.00      13.22
         2008                                                    281         17.66       4,969           4.66     0.00       6.02
         2007                                                    287         16.66       4,782           4.42     0.00       7.04
         2006                                                    333         15.56       5,179           4.89     0.00       4.22
      Forty Portfolio
         2010                                                    144         16.96       2,434           0.35     0.00       6.75
         2009                                                    136         15.88       2,163           0.04     0.00      46.33
         2008                                                    122         10.85       1,324           0.15     0.00     -44.15
         2007                                                     93         19.43       1,803           0.36     0.00      36.99
         2006                                                     59         14.19         834           0.40     0.00       9.35
      Janus Portfolio
         2010                                                  1,037         14.04      14,567           1.06     0.00      14.52
         2009                                                  1,095         12.26      13,431           0.52     0.00      36.35
         2008                                                  1,158          8.99      10,412           0.76     0.00     -39.72
         2007                                                  1,210         14.92      18,056           0.73     0.00      15.09
         2006                                                  1,259         12.96      16,320           0.48     0.00      11.38
      Worldwide Portfolio
         2010                                                    972         13.53      13,152           0.60     0.00      15.83
         2009                                                  1,046         11.68      12,222           1.39     0.00      37.70
         2008                                                  1,105          8.48       9,373           1.23     0.00     -44.66
         2007                                                  1,176         15.33      18,033           0.78     0.00       9.63
         2006                                                  1,232         13.98      17,226           1.70     0.00      18.20

Investments in the
   Janus Aspen Series (Service Shares) Sub-Accounts:
      Balanced (Service Shares)
         2010                                                    243         18.88       4,596           2.55     0.00       8.12
         2009                                                    229         17.46       3,994           2.76     0.00      25.58
         2008                                                    212         13.90       2,942           2.61     0.00     -16.06
         2007                                                    190         16.56       3,139           2.46     0.00      10.29
         2006                                                    148         15.02       2,229           2.09     0.00      10.41

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                              and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts (continued):
      Mid Cap Value (Service Shares)
         2010                                                    164  $      17.15  $    2,805           0.49%    0.00%     15.36%
         2009                                                    163         14.87       2,420           0.35     0.00      32.92
         2008                                                    147         11.18       1,646           3.73     0.00     -27.90
         2007                                                    124         15.51       1,926           3.26     0.00       7.17
         2006                                                     93         14.47       1,341           2.72     0.00      15.06
      Overseas (Service Shares)
         2010                                                    729         10.54       7,679           0.52     0.00      25.02
         2009 (ae)                                               516          8.43       4,352           0.46     0.00      79.07
         2008 (af) (ag)                                          483          4.71       2,271           8.35     0.00     -52.93
      Risk-Managed Core (Service Shares)
         2010 (b)                                                  -           N/A           -           2.05     0.00       7.83
         2009                                                     50         11.70         582           1.16     0.00      22.55
         2008                                                     45          9.54         432           0.77     0.00     -36.24
         2007                                                     39         14.97         591           0.53     0.00       6.13
         2006                                                     31         14.10         431           0.15     0.00      10.77
      Small Company Value (Service Shares)
         2009 (ad)                                                 -           N/A           -           0.00     0.00      -4.80
         2008                                                    104          8.12         846           0.00     0.00     -35.92
         2007                                                     72         12.67         912           1.05     0.00      -6.11
         2006                                                     37         13.50         505           0.00     0.00      21.87
      Worldwide (Service Shares)
         2010                                                     40         16.77         665           0.48     0.00      15.52
         2009                                                     40         14.52         579           1.15     0.00      37.40
         2008                                                     47         10.57         492           1.06     0.00     -44.81
         2007                                                     45         19.15         853           0.60     0.00       9.36
         2006                                                     46         17.51         807           1.62     0.00      17.94

Investments in the
   Lazard Retirement Series Inc. Sub-Account:
      Emerging Markets Equity
         2010                                                     36         55.10       2,006           1.21     0.00      22.69
         2009                                                     35         44.91       1,570           2.87     0.00      69.85
         2008                                                     36         26.44         946           2.69     0.00     -48.72
         2007                                                     32         51.57       1,660           1.28     0.00      33.30
         2006                                                     26         38.68       1,000           0.52     0.00      29.95

(b)  For period beginning January 1, 2010, and ended April 23, 2010
(ad) For the period beginning January 1, 2009, and ended April 30, 2009
(ae) Previously known as Janus Aspen Series International Growth (Service Shares)
(af) On May 1, 2008 Foreign Stock (Service Shares) merged into Overseas (Services Shares)
(ag) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                              and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
      Legg Mason ClearBridge Variable Investors Class I
         2010                                                     87  $ 12.69       $    1,099           2.80%    0.00%      9.46%
         2009                                                     88    11.59            1,017           1.83     0.00      24.50
         2008                                                     87     9.31              807           1.40     0.00     -35.62
         2007                                                     85    14.46            1,231           1.38     0.00       3.90
         2006                                                     80    13.92            1,111           1.78     0.00      18.26
      Legg Mason ClearBridge Variable Value Class I
         2010                                                     98     9.18              903           1.62     0.00      16.60
         2009                                                    106     7.87              838           1.36     0.00      29.36
         2008                                                     99     6.09              602           1.94     0.00     -36.58
         2007 (ai)                                                91     9.60              873           2.49     0.00      -4.03
      Legg Mason Western Asset Variable Global High Yield
         Bond
         2010                                                    123    15.69            1,929           8.93     0.00      14.92
         2009                                                    124    13.65            1,699          11.07     0.00      55.55
         2008                                                    119     8.77            1,042          14.26     0.00     -30.82
         2007                                                     85    12.68            1,078           8.61     0.00      -0.07
         2006                                                     60    12.69              760           7.16     0.00      10.64

Investments in the
   MFS Variable Insurance Trust Sub-Accounts:
      MFS Growth
         2010                                                    422    15.42            6,506           0.11     0.00      15.34
         2009                                                    459    13.37            6,129           0.30     0.00      37.67
         2008                                                    486     9.71            4,718           0.24     0.00     -37.42
         2007                                                    533    15.51            8,261           0.00     0.00      21.17
         2006                                                    544    12.80            6,966           0.00     0.00       7.89
      MFS High Income Series
         2010                                                     58    14.86              855           6.95     0.00      14.73
         2009                                                     54    12.95              698           7.66     0.00      45.55
         2008                                                     52     8.90              460           9.81     0.00     -28.49
         2007                                                     43    12.45              540           6.85     0.00       1.77
         2006                                                     29    12.23              356           6.71     0.00      10.37
      MFS Investors Growth Stock Series
         2010                                                     48    13.64              659           0.42     0.00      12.47
         2009                                                     49    12.12              590           0.68     0.00      39.55
         2008                                                     44     8.69              379           0.61     0.00     -36.87
         2007                                                     35    13.76              477           0.26     0.00      11.36
         2006                                                     21    12.36              260           0.00     0.00       7.58
      MFS Investors Trust Series
         2010                                                    303    13.66            4,145           1.13     0.00      11.10
         2009                                                    326    12.30            4,014           1.59     0.00      26.90
         2008                                                    364     9.69            3,529           0.89     0.00     -33.08
         2007                                                    337    14.48            4,875           0.84     0.00      10.31
         2006                                                    351    13.13            4,607           0.48     0.00      12.99

(ai) For period beginning April 27, 2007 and ended December 31, 2007

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                              and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   MFS Variable Insurance Trust Sub-Accounts (continued):
      MFS New Discovery Series
         2010                                                    337  $      29.56  $    9,952           0.00%    0.00%     36.34%
         2009                                                    334         21.68       7,240           0.00     0.00      63.18
         2008                                                    312         13.29       4,145           0.00     0.00     -39.33
         2007                                                    318         21.90       6,968           0.00     0.00       2.52
         2006                                                    320         21.36       6,836           1.75     0.00      13.22
      MFS Research Series
         2010                                                    169         14.70       2,490           0.86     0.00      15.90
         2009                                                    181         12.68       2,295           1.34     0.00      30.54
         2008                                                    182          9.72       1,765           0.53     0.00     -36.09
         2007                                                    201         15.20       3,052           0.70     0.00      13.20
         2006                                                    210         13.43       2,822           0.48     0.00      10.48
      MFS Total Return Series
         2010                                                    556         19.01      10,565           2.63     0.00       9.93
         2009                                                    594         17.29      10,264           3.47     0.00      18.03
         2008                                                    622         14.65       9,119           3.78     0.00     -22.13
         2007                                                  1,039         18.81      19,555           2.52     0.00       4.21
         2006                                                  1,020         18.05      18,415           2.23     0.00      11.89
      MFS Utilities Series
         2010                                                     65         33.69       2,187           2.93     0.00      13.81
         2009                                                     64         29.60       1,900           4.59     0.00      33.22
         2008                                                     61         22.22       1,352           1.48     0.00     -37.67
         2007                                                     56         35.65       2,004           0.78     0.00      27.90
         2006                                                     36         27.88       1,016           1.60     0.00      31.26
      MFS Value Series
         2010                                                    100         14.53       1,457           1.40     0.00      11.53
         2009                                                     95         13.03       1,239           1.23     0.00      22.71
         2008                                                     84         10.62         897           1.29     0.00     -32.58
         2007                                                     72         15.75       1,139           0.91     0.00       7.91
         2006                                                     43         14.60         635           0.94     0.00      20.84

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Main Street Small Cap Growth
         2010                                                    279  $      24.06  $    6,701           0.59%    0.00%     23.41%
         2009                                                    278         19.49       5,424           0.82     0.00      37.20
         2008                                                    255         14.21       3,623           0.52     0.00     -37.83
         2007                                                    215         22.85       4,910           0.30     0.00      -1.21
         2006                                                    156         23.13       3,617           0.13     0.00      15.00
      Oppenheimer Small & MidCap Fund (r)
         2010                                                    101         11.17       1,127           0.00     0.00      27.46
         2009                                                     96          8.76         843           0.00     0.00      32.61
         2008                                                     76          6.61         503           0.00     0.00     -49.07
         2007                                                     44         12.98         575           0.00     0.00       6.33
         2006                                                     25         12.20         309           0.00     0.00       2.96

Investments in the
   Oppenheimer Variable Account Funds (Service Class ("SC"))
   Sub-Account:
      Oppenheimer Main Street Small Cap Growth (SC)
         2010                                                    202         17.62       3,562           0.39     0.00      23.06
         2009                                                    238         14.32       3,406           0.61     0.00      36.88
         2008                                                    256         10.46       2,673           0.29     0.00     -38.00
         2007                                                    267         16.87       4,497           0.16     0.00      -1.39
         2006                                                    251         17.11       4,301           0.02     0.00      14.66

Investments in the
   Oppenheimer Variable Account Funds
   (Service Shares ("SS")) (s) Sub-Account:
      Oppenheimer Global Securities (SS) (t)
         2010                                                    417         16.03       6,695           1.14     0.00      15.70
         2009                                                    408         13.86       5,650           1.78     0.00      39.35
         2008                                                    366          9.94       3,640           1.23     0.00     -40.33
         2007                                                    287         16.67       4,790           0.97     0.00       6.08
         2006                                                    179         15.71       2,810           0.65     0.00      17.36

Investments in the
   Panorama Series Fund, Inc. Sub-Account:
      Oppenheimer International Growth
         2010                                                     32         31.37       1,004           1.13     0.00      14.76
         2009                                                     33         27.34         913           1.36     0.00      39.24
         2008                                                     33         19.63         650           1.24     0.00     -42.64
         2007                                                     34         34.22       1,171           0.83     0.00      12.61
         2006                                                     25         30.39         769           0.49     0.00      30.78

(r)  Previously known as Oppenheimer Mid Cap Fund
(s)  Previously known as Oppenheimer Variable Account Funds (Service Class ("SC")
(t)  Previously known as Oppenheimer Global Securities (SC)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust Sub-Accounts:
      OpCap Balanced
         2009 (ac)                                                 -           N/A  $        -           4.35%    0.00%     -3.10%
         2008                                                    132          8.16       1,080           2.47     0.00     -31.18
         2007                                                    128         11.86       1,521           1.34     0.00      -4.44
         2006                                                    110         12.41       1,360           0.78     0.00      10.80
      Premier VIT NACM Small Cap Class I
         2010 (b)                                                  -           N/A           -           0.12     0.00      16.52
         2009                                                    250         10.28       2,575           0.05     0.00      15.58
         2008                                                    263          8.90       2,338           0.00     0.00     -41.63
         2007                                                    280         15.24       4,269           0.00     0.00       0.58
         2006                                                    391         15.16       5,920           0.00     0.00      24.08

Investments in the
   PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond
         2010                                                    234         15.68       3,662           1.97     0.00       8.49
         2009                                                    194         14.45       2,809           3.14     0.00      15.64
         2008                                                    210         12.50       2,624           3.29     0.00      -2.39
         2007                                                    163         12.80       2,087           3.32     0.00       3.63
         2006                                                    160         12.36       1,971           3.30     0.00       2.19
      Money Market
         2010                                                    247         11.72       2,898           0.05     0.00       0.05
         2009                                                    303         11.71       3,551           0.11     0.00       0.12
         2008                                                    269         11.70       3,142           2.31     0.00       2.25
         2007                                                    246         11.44       2,816           4.65     0.00       4.88
         2006                                                    220         10.91       2,399           4.88     0.00       4.62

(b)  For period beginning January 1, 2010, and ended April 23, 2010
(ac) For period beginning January 1, 2009, and ended April 24, 2009

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Variable Insurance Trust Sub-Accounts (continued):
      PIMCO Real Return
         2010                                                    224  $      14.67  $    3,280           1.48%    0.00%      8.11%
         2009                                                    215         13.57       2,924           3.19     0.00      18.39
         2008                                                    180         11.47       2,058           3.77     0.00      -7.04
         2007                                                    130         12.33       1,607           4.57     0.00      10.68
         2006                                                     90         11.14       1,008           4.53     0.00       0.71
      PIMCO Total Return
         2010                                                    858         17.54      15,043           2.56     0.00       8.10
         2009                                                    890         16.23      14,441           5.29     0.00      14.09
         2008                                                    725         14.22      10,315           4.59     0.00       4.80
         2007                                                    655         13.57       8,893           4.90     0.00       8.77
         2006                                                    647         12.48       8,077           4.40     0.00       3.86

Investments in the
   Putnam Variable Trust Sub-Account:
      VT International Value Fund (u)
         2010                                                    229         15.63       3,581           3.06     0.00       7.12
         2009                                                    226         14.59       3,296           0.00     0.00      26.19
         2008                                                    265         11.56       3,064           1.91     0.00     -46.02
         2007                                                    267         21.42       5,713           1.59     0.00       7.01
         2006                                                    217         20.01       4,348           0.91     0.00      27.22

Investments in the
   Putnam Variable Trust (Class IA) Sub-Accounts:
      VT High Yield (Class IA)
         2010                                                     44         20.65         919           6.99     0.00      14.54
         2009                                                     41         18.03         741          10.20     0.00      50.31
         2008                                                     42         11.99         498          10.29     0.00     -26.01
         2007                                                     44         16.21         720           7.77     0.00       3.31
         2006                                                     38         15.69         597           6.49     0.00      10.60

      VT International Value Fund (Class IA) (v)
         2010                                                     65         20.95       1,363           3.15     0.00       7.42
         2009                                                     62         19.50       1,203           0.00     0.00      26.39
         2008                                                     57         15.43         876           2.17     0.00     -45.85
         2007                                                     52         28.49       1,492           1.80     0.00       7.29
         2006                                                     39         26.56       1,043           0.94     0.00      27.63

(u)  Previously known as VT International Growth and Income
(v)  Previously known as VT International Growth and Income (Class IA)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Rydex Variable Trust Sub-Account:
      Rydex SGI VT U.S. Long Short Momentum Fund (w)
         2010                                                     37  $      19.75  $      733           0.00%    0.00%     11.21%
         2009                                                     35         17.76         624           0.09     0.00      27.29
         2008                                                     35         13.95         492           0.00     0.00     -40.73
         2007                                                     28         23.54         669           0.00     0.00      22.75
         2006                                                     22         19.18         421           0.00     0.00      11.39

Investments in the
   T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Blue Chip Growth
         2010                                                    189         13.59       2,574           0.00     0.00      16.39
         2009                                                    190         11.68       2,215           0.00     0.00      42.18
         2008                                                    168          8.21       1,382           0.12     0.00     -42.51
         2007                                                    132         14.29       1,886           0.50     0.00      12.74
         2006                                                    101         12.67       1,274           0.38     0.00       9.67
      T. Rowe Price Equity Income
         2010                                                  1,176         19.03      22,388           1.85     0.00      15.02
         2009                                                  1,184         16.55      19,597           1.91     0.00      25.60
         2008                                                  1,168         13.17      15,392           2.48     0.00     -36.11
         2007                                                  1,158         20.62      23,872           1.76     0.00       3.26
         2006                                                  1,158         19.97      23,113           1.57     0.00      18.97
      T. Rowe Price Mid-Cap Growth
         2010                                                    311         31.72       9,854           0.00     0.00      28.12
         2009                                                    347         24.76       8,602           0.00     0.00      45.65
         2008                                                    379         17.00       6,446           0.00     0.00     -39.76
         2007                                                    412         28.22      11,630           0.22     0.00      17.52
         2006                                                    478         24.01      11,475           0.00     0.00       6.64
      T. Rowe Price New America Growth
         2010                                                    148         15.22       2,249           0.15     0.00      19.65
         2009                                                    225         12.72       2,868           0.00     0.00      49.76
         2008                                                    146          8.49       1,241           0.00     0.00     -38.24
         2007                                                    150         13.75       2,060           0.00     0.00      13.78
         2006                                                    154         12.09       1,860           0.05     0.00       7.33

(w)  Previously known as Rydex VT All-Cap Opportunity Fund

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets   Investment    Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   T. Rowe Price International Series, Inc. Sub-Account:
      T. Rowe Price International Stock
         2010                                                    253  $      15.65  $    3,958           0.89%    0.00%     14.46%
         2009                                                    268         13.67       3,663           2.41     0.00      52.39
         2008                                                    346          8.97       3,100           2.18     0.00     -48.70
         2007                                                    339         17.49       5,932           1.53     0.00      13.03
         2006                                                    305         15.47       4,726           1.23     0.00      19.09

Investments in the
   The Alger Portfolios (x) Sub-Accounts:
      Alger Capital Appreciation Class I-2
         2010                                                    561         24.03      13,477           0.37     0.00      14.03
         2009                                                    604         21.08      12,726           0.00     0.00      51.10
         2008                                                    601         13.95       8,384           0.00     0.00     -45.13
         2007                                                    639         25.42      16,234           0.00     0.00      33.53
         2006                                                    578         19.04      11,010           0.00     0.00      19.26
      Alger Income and Growth Class I-2
         2010                                                    325         15.03       4,878           1.39     0.00      12.27
         2009                                                    344         13.39       4,604           2.40     0.00      32.17
         2008                                                    352         10.13       3,569           2.21     0.00     -39.47
         2007                                                    379         16.73       6,344           0.78     0.00      10.13
         2006                                                    395         15.19       5,997           1.20     0.00       9.31
      Alger Large Cap Growth Class I-2
         2010                                                    673         14.65       9,851           0.70     0.00      13.39
         2009                                                    698         12.92       9,023           0.63     0.00      47.57
         2008                                                    703          8.75       6,156           0.23     0.00     -46.15
         2007                                                    707         16.26      11,500           0.35     0.00      19.94
         2006                                                    734         13.55       9,954           0.12     0.00       5.15
      Alger MidCap Growth Class I-2
         2010                                                    963         22.15      21,331           0.00     0.00      19.38
         2009                                                  1,030         18.55      19,108           0.00     0.00      51.70
         2008                                                    987         12.23      12,065           0.16     0.00     -58.36
         2007                                                  1,029         29.37      30,222           0.00     0.00      31.56
         2006                                                    994         22.32      22,191           0.00     0.00      10.14
      Alger SmallCap Growth Class I-2
         2010                                                    380         16.39       6,228           0.00     0.00      25.29
         2009                                                    412         13.08       5,384           0.00     0.00      45.51
         2008                                                    435          8.99       3,912           0.00     0.00     -46.60
         2007                                                    459         16.84       7,724           0.00     0.00      17.24
         2006                                                    486         14.36       6,975           0.00     0.00      20.02

(x)  Previously known as The Alger American Fund

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   The Universal Institutional Funds, Inc. Sub-Accounts:
      Morgan Stanley UIF Capital Growth Class I (y)
         2010                                                     74  $      16.51  $    1,228           0.12%    0.00%     22.86%
         2009                                                     82         13.44       1,097           0.00     0.00      65.55
         2008                                                     82          8.12         665           0.19     0.00     -49.19
         2007                                                     74         15.98       1,181           0.00     0.00      21.91
         2006                                                     66         13.11         859           0.00     0.00       4.11
      Morgan Stanley UIF U.S. Real Estate Class I (aa)
         2010                                                    187         26.58       4,970           2.09     0.00      29.96
         2009                                                    194         20.45       3,977           2.82     0.00      28.36
         2008                                                    189         15.93       3,010           3.94     0.00     -37.89
         2007                                                    168         25.65       4,316           1.17     0.00     -17.07
         2006                                                    151         30.93       4,675           1.05     0.00      38.04

Investments in the
   Van Eck Worldwide Insurance Trust Sub-Accounts:
      Van Eck Worldwide Emerging Markets Equity
         2010                                                    149         30.74       4,565           0.53     0.00      26.84
         2009                                                    147         24.23       3,562           0.15     0.00     113.17
         2008                                                    134         11.37       1,527           0.00     0.00     -64.78
         2007                                                     98         32.28       3,162           0.26     0.00      37.61
         2006                                                     51         23.45       1,190           0.05     0.00      39.49
      Van Eck Worldwide Hard Assets
         2010                                                    116         38.01       4,409           0.31     0.00      29.23
         2009                                                    113         29.41       3,331           0.23     0.00      57.54
         2008                                                    105         18.67       1,969           0.32     0.00     -46.12
         2007                                                     87         34.66       3,023           0.10     0.00      45.36
         2006                                                     64         23.84       1,523           0.05     0.00      24.49
      Van Eck Worldwide Multi-Manager Alternatives Fund
         2010                                                     20         11.68         236           0.00     0.00       4.97
         2009                                                     22         11.13         245           0.27     0.00      13.87
         2008                                                     24          9.78         237           0.07     0.00     -13.10
         2007                                                     12         11.25         132           0.55     0.00       4.05
         2006                                                      7         10.81          78           0.00     0.00       8.65

(y)  Previously known as Van Kampen's UIF Capital Growth Class I
(aa) Previously known as Van Kampen's UIF U.S. Real Estate Class I

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Consultant, Consultant SL, Accumulator,
                                                                               and Protector Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery
         2010                                                    336  $      17.19  $    5,782           0.00%    0.00%     35.54%
         2009                                                    291         12.68       3,686           0.00     0.00      40.30
         2008                                                    315          9.04       2,848           0.00     0.00     -44.36
         2007                                                    411         16.25       6,673           0.00     0.00      22.32
         2006                                                    418         13.28       5,552           0.00     0.00      14.64
      Wells Fargo VT Advantage Opportunity
         2010                                                    487         14.60       7,107           0.73     0.00      23.76
         2009                                                    518         11.80       6,106           0.00     0.00      47.74
         2008                                                    548          7.99       4,377           2.00     0.00     -40.10
         2007                                                    593         13.33       7,906           0.63     0.00       6.63
         2006                                                    668         12.50       8,347           0.00     0.00      12.22

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  Total Accumulator Policies
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   AllianceBernstein Fund Sub-Accounts:
      VPS Growth and Income Class A
         2010                                                      8  $       8.80  $       70           0.00%    0.00%     13.09%
         2009                                                      4          7.79          28           3.88     0.00      20.82
         2008 (ag)                                                 1          6.44           6           0.00     0.00     -35.56
      VPS International Growth Class A
         2010                                                     10          8.30          83           1.73     0.00      12.90
         2009                                                      8          7.35          59           4.28     0.00      39.58
         2008 (ag)                                                 2          5.26          12           0.00     0.00     -47.35
      VPS International Value Class A
         2010                                                      8          6.78          54           3.45     0.00       4.59
         2009                                                      4          6.48          28           1.84     0.00      34.68
         2008 (ag)                                                 1          4.81           7           0.00     0.00     -51.89
      VPS Small Cap Growth Class A
         2010                                                      7         11.82          86           0.00     0.00      36.90
         2009                                                      4          8.63          34           0.00     0.00      41.76
         2008 (ag)                                                 1          6.09           6           0.00     0.00     -39.09
      VPS Small/Mid Cap Value Class A
         2010                                                      4         11.35          51           0.33     0.00      26.91
         2009                                                      2          8.95          18           0.47     0.00      42.86
         2008 (ag)                                               < 1          6.26           1           0.00     0.00     -37.37
      VPS Wealth Appreciation Strategy Class A
         2009 (ab)                                                 -           N/A           -           4.49     0.00      25.43
         2008 (ag)                                                 1          5.95           3           0.00     0.00     -40.47

Investments in the
   Fidelity Variable Insurance Products Sub-Accounts:
      VIP Contrafund
         2010                                                     69          9.63         661           1.20     0.00      17.22
         2009                                                     39          8.21         318           1.36     0.00      35.71
         2008 (ag)                                                 9          6.05          52           1.04     0.00     -39.47
      VIP Equity-Income
         2010                                                     19          8.82         170           1.75     0.00      15.15
         2009                                                     10          7.66          79           2.19     0.00      30.21
         2008 (ag)                                                 2          5.88          10           2.60     0.00     -41.16
      VIP Emerging Markets
         2010 (a)                                                  4         11.43          41           1.51     0.00      14.35

(a)  For period beginning April 30, 2010 and ended December 31, 2010
(ab) For period beginning January 1, 2009, and ended September 25, 2009
(ag) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products
   Sub-Accounts (continued):
      VIP Growth
         2010                                                     17  $       9.13  $      156           0.26%    0.00%     24.17%
         2009                                                      6          7.35          45           0.43     0.00      28.29
         2008 (ag)                                                 1          5.73           6           0.83     0.00     -42.70
      VIP Growth & Income
         2010                                                     12          8.90         108           0.88     0.00      14.87
         2009                                                      6          7.75          47           1.48     0.00      27.20
         2008 (ag)                                                 2          6.09          10           2.97     0.00     -39.10
      VIP High Income
         2010                                                      7         12.13          86          11.52     0.00      13.82
         2009                                                      2         10.66          25          11.41     0.00      43.96
         2008 (ag)                                                 1          7.40           5          19.64     0.00     -25.97
      VIP Index 500 Service Class
         2010                                                     84          9.48         798           2.06     0.00      14.91
         2009                                                     38          8.25         317           3.24     0.00      26.48
         2008 (ag)                                                 6          6.52          38           3.77     0.00     -34.81
      VIP Investment Grade Bond
         2010                                                     13         11.97         161           3.83     0.00       7.80
         2009                                                      8         11.10          85           8.81     0.00      15.72
         2008 (ag)                                                 2          9.59          14           4.12     0.00      -4.05
      VIP Mid Cap
         2010                                                     38         11.45         429           0.46     0.00      28.83
         2009                                                     19          8.88         168           0.95     0.00      40.09
         2008 (ag)                                                 2          6.34          13           0.86     0.00     -36.58
      VIP Money Market
         2010                                                     27         10.28         276           0.18     0.00       0.24
         2009                                                     48         10.25         488           0.70     0.00       0.72
         2008 (ag)                                                 3         10.18          34           3.00     0.00       1.77
      VIP Real Estate
         2010                                                     14          9.61         134           1.68     0.00      30.42
         2009                                                      7          7.37          53           3.32     0.00      37.69
         2008 (ag)                                                 2          5.35          10           5.55     0.00     -46.51
      VIP Value Strategies
         2010                                                      5         10.31          53           0.68     0.00      26.63
         2009                                                      3          8.14          23           0.84     0.00      57.59
         2008 (ag)                                               < 1          5.16           2           2.54     0.00     -48.35

(ag) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                            Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Franklin Templeton Investments Fund Sub-Accounts:
      VIP Global Asset Allocation
         2010 (b)                                                  -           N/A  $        -           4.69%    0.00%      4.00%
         2009                                                      7          9.28          66           5.16     0.00      22.21
         2008 (ag)                                                 1          7.59           8           0.13     0.00     -24.09
      VIP Global Communications Securities
         2009 (ac)                                                 -           N/A           -           0.47     0.00       7.55
         2008 (ag)                                               < 1          5.82           2           0.00     0.00     -41.77
      VIP Global Income Securities
         2010                                                     28         13.81         382           2.13     0.00      14.71
         2009                                                     10         12.04         120           5.13     0.00      18.98
         2008 (ag)                                                 2         10.12          17           0.02     0.00       1.17
      VIP High Income Securities
         2010                                                      4         12.26          48           5.93     0.00      13.71
         2009                                                      3         10.78          27           3.14     0.00      42.99
         2008 (ag)                                               < 1          7.54           3           0.41     0.00     -24.62
      VIP Income Securities
         2010                                                     15         10.72         166           4.35     0.00      12.87
         2009                                                      4          9.50          40           6.28     0.00      35.88
         2008 (ag)                                                 1          6.99          10           3.80     0.00     -30.12
      VIP Mutual Global Discovery Securities
         2010                                                     26         10.38         271           2.03     0.00      12.24
         2009                                                      7          9.25          65           1.12     0.00      23.63
         2008 (ag)                                                 3          7.48          20           0.72     0.00     -25.18
      VIP Mutual Shares Securities
         2010                                                      8          9.34          70           1.86     0.00      11.47
         2009                                                      4          8.38          37           1.96     0.00      26.35
         2008 (ag)                                                 2          6.63          16           3.21     0.00     -33.65
      VIP Small Cap Value Securities
         2010                                                     13         10.94         147           0.83     0.00      28.49
         2009                                                      7          8.52          62           1.33     0.00      29.54
         2008 (ag)                                                 2          6.57          11           0.03     0.00     -34.27
      VIP Small-Mid Cap Growth Securities
         2010                                                      9         11.22         100           0.00     0.00      27.94
         2009                                                      4          8.77          37           0.00     0.00      43.95
         2008 (ag)                                                 1          6.09           4           0.00     0.00     -39.06

(b)  For period beginning January 1, 2010, and ended April 23, 2010
(ac) For period beginning January 1, 2009, and ended April 24, 2009
(ag) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                            Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Franklin Templeton Investments Fund
   Sub-Accounts (continued):
      VIP Strategic Income Securities
         2010                                                      5  $      12.16  $       65           4.85%    0.00%     11.21%
         2009                                                      2         10.94          18           6.41     0.00      26.11
         2008 (ag)                                               < 1          8.67           3           0.17     0.00     -13.27
         VIP U.S. Government
         2010                                                     12         11.48         139           5.01     0.00       5.56
         2009                                                      3         10.87          33           2.87     0.00       3.34
         2008 (ag)                                               < 1         10.52           5           0.14     0.00       5.22

Investments in the Ibbotson Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2010                                                    144          9.67       1,397           0.55     0.00      15.58
         2009                                                     86          8.37         716           0.67     0.00      27.79
         2008 (ag)                                                28          6.55         186           0.73     0.00     -34.50
      Balanced ETF Assets Allocation
         2010                                                    128         10.26       1,314           1.03     0.00      11.85
         2009                                                     73          9.18         667           1.35     0.00      19.74
         2008 (ag)                                                16          7.66         119           2.44     0.00     -23.37
      Conservative ETF Assets Allocation
         2010                                                      6         10.80          70           1.74     0.00       6.67
         2009                                                      4         10.12          39           1.13     0.00       8.57
         2008 (ag)                                               < 1          9.32           4           1.66     0.00      -6.75
      Growth ETF Assets Allocation
         2010                                                    282          9.95       2,803           0.94     0.00      14.19
         2009                                                    160          8.71       1,393           1.09     0.00      24.94
         2008 (ag)                                                29          6.97         202           0.18     0.00     -30.27
      Income and Growth ETF Assets Allocation
         2010                                                     17         10.55         176           0.90     0.00       9.04
         2009                                                     10          9.67          94           1.79     0.00      13.72
         2008 (ag)                                                 3          8.50          25           7.62     0.00     -14.95

Investments in the
   Invesco Funds (c) Sub-Accounts:
      Invesco LIT Government (d)
         2010                                                      2         10.81          18           0.19     0.00       5.23
         2009                                                      1         10.27          11           6.78     0.00       0.98
         2008 (ag)                                               < 1         10.18         < 1           3.22     0.00       1.75
      Invesco LIT Growth and Income (e)
         2010                                                     11          9.84         110           0.10     0.00      12.51
         2009                                                      4          8.75          38           3.90     0.00      24.37
         2008 (ag)                                               < 1          7.03           2           2.11     0.00     -29.68

(c)  Previously known as Van Kampen Life Investment Trust
(d)  Previously known as LIT Government
(e)  Previously known as LIT Growth and Income
(ag) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Invesco Funds (f) Sub-Account (continued):
      Invesco UIF U.S. Small Mid Cap Value Class I (h)
         2010                                                      4  $      10.36  $       44           0.88%    0.00%     22.24%
         2009                                                      2          8.47          13           1.20     0.00      39.21
         2008 (ag)                                                 1          6.09           4           0.87     0.00     -39.12

Investments in the
   Janus Aspen Series Sub-Accounts:
      Balanced
         2010                                                     25         11.37         289           2.78     0.00       8.39
         2009                                                     13         10.49         137           2.95     0.00      25.89
         2008 (ag)                                                 1          8.33          11           2.77     0.00     -16.67
      Enterprise
         2010                                                      4         10.13          43           0.06     0.00      25.85
         2009                                                      4          8.05          28           0.00     0.00      44.83
         2008 (ag)                                                 1          5.56           6           0.27     0.00     -44.44
      Flexible Bond
         2010                                                      5         12.62          63           3.85     0.00       7.97
         2009                                                      3         11.69          38           4.30     0.00      13.22
         2008 (ag)                                               < 1         10.32           4           4.66     0.00       3.23
      Forty Portfolio
         2010                                                     33          8.51         282           0.35     0.00       6.75
         2009                                                     15          7.97         119           0.04     0.00      46.33
         2008 (ag)                                                 5          5.45          26           0.15     0.00     -45.53
      Global Life Sciences
         2010 (q)                                                  -           N/A           -           0.23     0.00       1.94
         2009                                                      2          9.48          16           0.00     0.00      25.79
         2008 (ag)                                               < 1          7.54           3           0.00     0.00     -24.61
      Global Technology
         2010                                                      6         11.72          74           0.00     0.00      24.83
         2009                                                      2          9.39          21           0.00     0.00      57.09
         2008 (ag)                                                 1          5.97           4           0.13     0.00     -40.25
      Mid Cap Value
         2010                                                     10         11.01         113           0.97     0.00      15.66
         2009                                                      3          9.51          26           0.64     0.00      33.69
         2008 (ag)                                                 1          7.12           8           1.49     0.00     -28.83
      Overseas
         2010                                                     37         10.54         391           0.77     0.00      25.31
         2009                                                     20          8.41         166           0.46     0.00      79.56
         2008 (ag)                                                 5          4.69          21           0.29     0.00     -53.15

(f)  Previously known as The Universal Institutional Funds, Inc.
(h)  Previously known as Van Kampen's UIF U.S. Mid Cap Value Class I
(q)  For period beginning January 1, 2010, and ended April 30, 2010
(ag) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------

Investments in the
   Janus Aspen Series Sub-Accounts (continued):
      Research Core Portfolio
         2010 (q)                                                  -  $        N/A  $        -           0.92%    0.00%      6.85%
         2009                                                      1          8.29          11           0.24     0.00      35.80
         2008 (ag)                                                 1          6.10           4           0.56     0.00     -38.97

Investments in the
   Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Balanced
         2010                                                      9          8.02          70           0.85     0.00      12.91
         2009                                                      3          7.10          23           0.00     0.00      21.89
         2008 (ag)                                                 1          5.83           4           0.00     0.00     -41.72
      Oppenheimer Core Bond
         2010                                                      5          7.44          35           1.39     0.00      11.41
         2009                                                      3          6.68          17           0.00     0.00       9.61
         2008 (ag)                                                 1          6.09           5           0.00     0.00     -39.09
      Oppenheimer Global Securities
         2010                                                     22         10.11         220           0.80     0.00      15.96
         2009                                                      9          8.72          77           0.81     0.00      39.77
         2008 (ag)                                                 1          6.24           9           0.00     0.00     -37.60
      Oppenheimer Main Street Small Cap Growth
         2010                                                     16         10.99         173           0.59     0.00      23.41
         2009                                                      8          8.91          70           0.82     0.00      37.20
         2008 (ag)                                                 1          6.49           8           0.52     0.00     -35.06
      Oppenheimer Strategic Bond
         2010                                                      4         11.36          45           6.32     0.00      14.97
         2009                                                      2          9.88          20           0.35     0.00      18.83
         2008 (ag)                                                 1          8.31           8           0.00     0.00     -16.85
      Oppenheimer Value
         2010                                                      8         11.26          88           0.75     0.00      18.85
         2009                                                      4          9.47          37           0.47     0.00      45.08
         2008 (ag)                                                 1          6.53           6          64.35     0.00     -34.70

Investments in the
   Panorama Series Fund, Inc. Sub-Account:
      Oppenheimer International Growth
         2010                                                      9          9.52          89           1.13     0.00      14.76
         2009                                                      4          8.30          33           1.36     0.00      39.24
         2008 (ag)                                                 1          5.96           3           1.24     0.00     -40.39


(q)  For period beginning January 1, 2010, and ended April 30, 2010
(ag) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   The Alger Portfolios (x) Sub-Accounts:
      Alger Balanced Class I-2
         2010                                                      5  $      10.14  $       55           2.16%    0.00%     10.33%
         2009                                                      3          9.19          27           1.43     0.00      29.25
         2008 (ag)                                               < 1          7.11           1           0.00     0.00     -28.89
      Alger Capital Appreciation Class I-2
         2010                                                     22         10.53         236           0.37     0.00      14.03
         2009                                                      8          9.23          73           0.00     0.00      51.10
         2008 (ag)                                                 1          6.11           8           0.00     0.00     -38.90
      Alger Large Cap Growth Class I-2
         2010                                                      9          9.75          92           0.70     0.00      13.39
         2009                                                      6          8.60          49           0.63     0.00      47.57
         2008 (ag)                                                 1          5.83           5           0.23     0.00     -41.72
      Alger MidCap Growth Class I-2
         2010                                                     17          8.71         149           0.00     0.00      19.38
         2009                                                     11          7.29          77           0.00     0.00      51.70
         2008 (ag)                                                 2          4.81          10           0.16     0.00     -51.92

Investments in the
   The Universal Institutional Funds, Inc. Sub-Accounts:
      Morgan Stanley UIF Capital Growth Class I (y)
         2010                                                      3         10.65          35           0.12     0.00      22.86
         2009                                                      2          8.67          15           0.00     0.00      65.55
         2008 (ag)                                               < 1          5.24           1           0.19     0.00     -47.62
      Morgan Stanley UIF Emerging Markets Equity Class I (z)
         2010                                                     24          9.31         222           0.59     0.00      19.02
         2009                                                     15          7.83         121           0.00     0.00      69.84
         2008 (ag)                                                 5          4.61          22           0.00     0.00     -53.93


(x)  Previously known as The Alger American Fund
(y)  Previously known as Van Kampen's UIF Capital Growth Class I
(z)  Previously known as Van Kampen's UIF Emerging Markets Equity Class I
(ag) For period beginning May 1, 2008 and ended December 31, 2008

                                     PART C

                                OTHER INFORMATION





Item 26. EXHIBITS

      (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

      (b) Custodian Agreement (Not Applicable)

      (c) (i) Principal Underwriting Agreement (3) (ii) Form of Selling Agreement (4) (iii) Schedule of Sales Commissions (6)

      (d) Specimen Consultant SL Flexible Premium Variable Universal Life Policy
      (5)

      (e) Application Form (5)

      (f)    (1) Certificate of Incorporation of Lincoln Benefit (1)
             (2) By-laws of Lincoln Benefit (1)

      (g) Contracts of Reinsurance (11)

      (h) Fund Participation Agreements:

               (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

               (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

               (4) (i)  Participation  Agreement  among The Alger  American
                   Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated (1)

                   (ii) Service Agreement between Fred Alger Management, Inc. and Lincoln Benefit Life Company (1)

               (5) (i) Participation Agreement between Scudder Variable
                    Life Investment Fund and Lincoln Benefit Life Company(1)

                   (ii) Reimbursement Agreement by and between Scudder,
                    Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                   (iii) Participating Contract and Policy Agreement between
                    Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

               (6) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (1)

               (7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln
               Benefit Life Company (1)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

               (9) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

               (10) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

               (11) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

               (12) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

               (13) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

               (14) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company
               (7)

               (15) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

               (16) (i) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust (9)

                     (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (10)

               (17) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller
               Anderson & Sherrerd, LLP...........(9)

               (18) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management
               Inc.........................(9)

               (19) Form of Participation  Agreement among Rydex Variable Trust,
               Padco    Financial    Services,    and   Lincoln   Benefit   Life
               Company..............................(10)

               (20) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life
               Company ...........................(7)

               (21) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life
               Company..............................(13)

               (22) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Lincoln Benefit
               Life Company................ (14)

               (23) Form of  Participation  Agreement among Financial  Investors
               Variable    Insurance    Trust   and   Lincoln    Benefit    Life
               Company................ (17)

      (i)   Administrative Contracts (Not Applicable)

      (j)   Other Material Contracts (Not Applicable)

      (k)   Opinion and Consent of Counsel (6)

      (l)   Actuarial Opinion and Consent (12)

      (m)   Sample Calculations (12)

      (n) (1) Consent of Independent Registered Public Accounting Firm (filed herewith)

      (o)   Omitted financial statements (Not applicable)

      (p)   Initial Capital Arrangements (Not Applicable)

      (q)   Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (6)

      (r)   Table of Surrender Charge Factors and Percentages (6)

      (99) (a) Powers of Attorney for Robert K. Becker and Anurag Chandra (filed herewith)

                             -----------------------

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2) Incorporated by reference from Pre-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed July 23, 1998 (File No. 333-47717).

(3) Incorporated by reference from Post-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(4) Incorporated by reference from Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545).

(5) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 1999 (File No. 333-76799).

(6) Incorporated by reference from Pre-effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed July 19, 1999 (File No. 333-76799).

(7) Incorporated by reference from Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Incorporated by reference from Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427).

(9) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427).

(10) Incorporated by reference from Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427).

(11) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545).

(12) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 of Lincoln Benefit Life Variable Life Account, filed February 24, 2003 (File Number 333-76799).

(13) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-109688, filed October 14, 2003).

(14) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 4, 2005 (File No. 333-76799,
811-09154)

(15) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2006 (File No. 333-76799,
811-09154)

(16) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2007 (File No. 333-76799,
811-09154

(17) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 30, 2009 (File No. 333-76799,
811-09154))





Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.



NAME                                POSITION/OFFICE WITH DEPOSITOR
Matthew E. Winter                   Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl                    Director, President and Chief Operating Officer
Matthew S. Easley                   Director, Vice President
Susan L. Lees                       Director, Sr. Vice President, General Counsel and Secretary
John C. Pintozzi                    Director, Sr. Vice President and Chief Financial Officer
Anurag Chandra                      Director, Sr. Vice President
Robert K. Becker                    Senior Vice President
Mark A. Green                       Senior Vice President
Judith P. Greffin                   Senior Vice President
Dean M. Way                         Vice President and Illustration Actuary
Samuel H. Pilch                     Group Vice President and Controller
Richard C. Crist, Jr.               Vice President and Chief Privacy Officer
D. Scott Harper                     Vice President
Jeffrey J. McRae                    Vice President & Assistant Treasurer
Steven C. Verney                    Vice President & Assistant Treasurer
Sarah R. Donahue                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President and Chief Compliance Officer
A.J. Ijaz                           Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Richard Zaharias                    Assistant Vice President
William F. Emmons                   Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Mario Rizzo                         Vice President & Treasurer
Errol Cramer                        Assistant Vice President & Appointed Actuary






Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed March 1, 2011.





Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 30. PRINCIPAL UNDERWRITERS

     Effective April 29, 2011 (pending regulatory approval), our former distributor ALFS, Inc. merged into Allstate Distributors, LLC. Both ALFS, Inc. and Allstate Distributors, LLC are wholly owned subsidiaries of Allstate Life Insurance Company.

     Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

     Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ADLLC also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

     Allstate Financial Advisors Separate Account I
     Allstate Life Variable Life Separate Account A
     Allstate Life of New York Separate Account A
     Allstate Life of New York Variable Life Separate Account A
     Charter National Variable Annuity Account
     Intramerica Variable Annuity Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                         Position with Distributor

ROBERT K. BECKER             DIRECTOR  MANAGER AND CHAIRMAN OF THE BOARD
LISA J. FLANARY              MANAGER AND PRESIDENT
MARIBEL V. GERSTNER          VICE PRESIDENT
RICHARD C. CRIST, JR         VICE PRESIDENT AND CHIEF PRIVACY OFFICER
JEFFREY J. MCRAE             VICE PRESIDENT AND ASSISTANT TREASURER
ALLEN R. REED                VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
RICK EELS                    SENIOR VICE PRESIDENT
THOMAS MAHONEY               SENIOR VICE PRESIDENT
STAN SHELLEY                 SENIOR VICE PRESIDENT
MARK SUTTON                  SENIOR VICE PRESIDENT
SARAH R. DONAHUE             VICE PRESIDENT
D. SCOTT HARPER              VICE PRESIDENT
WILLIAM D. WEBB              VICE PRESIDENT AND TREASURER
STEVEN C. VERNEY             VICE PRESIDENT AND ASSISTANT TREASURER
SUSAN L. LEES                MANAGER AND ASSISTANT SECRETARY
TIMOTHY N. VANDERPAS         MANAGER
MATTHEW E. WINTER            MANAGER
DANA GOLDSTEIN               CHIEF COMPLIANCE OFFICER
MARY J. MCGINN               ASSISTANT SECRETARY
MARIO RIZZO                  VICE PRESIDENT AND ASSISTANT TREASURER






Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ADLLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.





Item 32. MANAGEMENT SERVICES

         None.





Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 14, 2011.



                          LINCOLN BENEFIT LIFE VARIABLE

                                  LIFE ACCOUNT

                                  (Registrant)



                        By: Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY

                                   (Depositor)



                            *By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 14, 2011.

(Signature)                                                     (Title)

*/s/ Matthew E. Winter                                          Director, Chairman of the Board
----------------------
Matthew E. Winter                                                & Chief Executive Officer
(Principal Executive Officer)


*/s/ Lawrence W. Dahl                                           Director, President
---------------------
Lawrence W. Dahl                                                & Chief Operating Officer
(Principal Executive Officer)


*/s/ Samuel H. Pilch                                            Group Vice President & Controller
--------------------
Samuel H. Pilch
(Principal Accounting Officer)


*/s/ Steven C. Verney                                           Treasurer
---------------------
Steven C. Verney
(Principal Financial Officer)


*/s/ Matthew S. Easley                                          Director, Senior Vice President
----------------------
Matthew S. Easley


/s/ Susan L. Lees                                               Director, Senior Vice President,
-----------------
Susan L. Lees                                                   General Counsel and Secretary


*/s/ John C. Pintozzi                                           Director, Senior Vice President and
---------------------
John C. Pintozzi                                                Chief Financial Officer


*/s/ Anurag Chandra                                             Director, Senior Vice President
---------------------
John C. Pintozzi


*/s/ Robert K. Becker                                           Senior Vice President
------------------
Robert K. Becker


*/s/ Mark A. Green                                              Senior Vice President
------------------
Mark A. Green


*/s/ Judith P. Greffin                                          Senior Vice President
----------------------
Judith P. Greffin


*By Susan L. Lees, pursuant to Power of Attorney.





                                INDEX TO EXHIBITS

                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                      TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                                                                                SEQUENTIAL PAGE NO.
26(n)(1)             Consent of Independent Registered Public Accounting Firm
99(a)                Powers of Attorney for Robert K. Becker and  Anurag Chandra